UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (9.1%)
McDonald's Corp.	7,575,787	432,350
Walt Disney Co.	12,901,615	354,278
Comcast Corp. Class A	19,076,840	322,208
Home Depot Inc.	11,831,018	315,178
Target Corp.	5,219,112	243,628
Time Warner Inc.	8,230,113	236,863
* Amazon.com Inc.	2,307,693	215,446
Lowe's Cos. Inc.	10,255,364	214,747
News Corp. Class A	15,604,844	187,102
NIKE Inc. Class B	2,698,120	174,568
* Ford Motor Co.	22,357,893	161,200
* Kohl's Corp.	2,120,852	120,995
* Viacom Inc. Class B	4,211,922	118,102
Staples Inc.	5,013,442	116,412
Yum! Brands Inc.	3,238,125	109,319
TJX Cos. Inc.	2,941,697	109,284
* Starbucks Corp.	5,115,791	105,641
Johnson Controls Inc.	4,132,751	105,633
Time Warner Cable Inc.	2,445,528	105,378
Carnival Corp.	3,040,994	101,204
Best Buy Co. Inc.	2,369,487	88,903
* DIRECTV Group Inc.	3,120,077	86,052
Omnicom Group Inc.	2,156,810	79,673
Coach Inc.	2,207,723	72,678
Gap Inc.	3,341,972	71,518
* Bed Bath & Beyond Inc.	1,817,663	68,235
* Apollo Group Inc. Class A	885,328	65,222
CBS Corp. Class B	4,703,831	56,681
JC Penney Co. Inc.	1,637,061	55,251
McGraw-Hill Cos. Inc.	2,184,823	54,926
Macy's Inc.	2,918,647	53,382
Marriott International Inc./DE Class A	1,744,603	48,134
Mattel Inc.	2,498,342	46,119
VF Corp.	618,831	44,822
Fortune Brands Inc.	1,042,777	44,819
International Game Technology	2,056,430	44,172
Starwood Hotels & Resorts Worldwide Inc.	1,296,655	42,829
H&R Block Inc.	2,327,021	42,771
Genuine Parts Co.	1,107,219	42,141
Sherwin-Williams Co.	677,926	40,784
Harley-Davidson Inc.	1,627,999	37,444
Whirlpool Corp.	513,834	35,948
* Expedia Inc.	1,461,380	35,000
Nordstrom Inc.	1,143,319	34,917
* O'Reilly Automotive Inc.	948,987	34,296
* Wynn Resorts Ltd.	478,449	33,917
Tiffany & Co.	861,329	33,187
Darden Restaurants Inc.	967,711	33,028
* AutoZone Inc.	223,725	32,713

	Limited Brands Inc.	1,852,887	31,481
	Polo Ralph Lauren Corp. Class A	401,247	30,744
*	GameStop Corp. Class A	1,144,040	30,283
	Newell Rubbermaid Inc.	1,929,552	30,275
*	Goodyear Tire & Rubber Co.	1,680,510	28,619
	Family Dollar Stores Inc.	970,678	25,626
*	Interpublic Group of Cos. Inc.	3,379,262	25,412
	Hasbro Inc.	875,228	24,288
	Pulte Homes Inc.	2,195,947	24,134
	DeVry Inc.	430,436	23,812
	Scripps Networks Interactive Inc. Class A	620,199	22,916
*,^ Sears Holdings Corp.		346,626	22,638
	DR Horton Inc.	1,917,323	21,877
	Leggett & Platt Inc.	1,084,729	21,044
	Gannett Co. Inc.	1,632,086	20,417
	Wyndham Worldwide Corp.	1,240,867	20,251
	Washington Post Co. Class B	43,149	20,197
	Abercrombie & Fitch Co.	611,008	20,090
	Black & Decker Corp.	418,053	19,352
	Harman International Industries Inc.	481,528	16,314
	Lennar Corp. Class A	1,072,137	15,278
	RadioShack Corp.	869,178	14,402
*	Big Lots Inc.	573,558	14,350
	Comcast Corp.	844,535	13,580
*	Office Depot Inc.	1,908,428	12,634
*	AutoNation Inc.	655,538	11,852
	Eastman Kodak Co.	1,863,156	8,906
	KB Home	514,443	8,545
	Meredith Corp.	253,333	7,585
	New York Times Co. Class A	802,470	6,516
			5,902,516
Consumer Staples (11.5%)
	Procter & Gamble Co.	20,262,389	1,173,597
	Coca-Cola Co.	16,085,142	863,772
	Wal-Mart Stores Inc.	14,993,027	736,008
	Philip Morris International Inc.	13,428,621	654,511
	PepsiCo Inc./NC	10,814,352	634,370
	CVS Caremark Corp.	10,018,507	358,061
	Kraft Foods Inc.	10,237,395	268,936
	Colgate-Palmolive Co.	3,459,863	263,918
	Walgreen Co.	6,887,842	258,087
	Altria Group Inc.	14,376,863	256,052
	Costco Wholesale Corp.	3,018,383	170,418
	Kimberly-Clark Corp.	2,876,844	169,676
	General Mills Inc.	2,258,540	145,405
	Archer-Daniels-Midland Co.	4,456,110	130,207
	Sysco Corp.	4,101,928	101,933
	Avon Products Inc.	2,963,242	100,632
	Kroger Co.	4,521,369	93,321
	Kellogg Co.	1,780,242	87,641
	HJ Heinz Co.	2,187,439	86,951
	Lorillard Inc.	1,146,324	85,172
	ConAgra Foods Inc.	3,068,437	66,524
	Safeway Inc.	2,890,717	57,005
	Clorox Co.	967,115	56,886
	Sara Lee Corp.	4,828,194	53,786
	Molson Coors Brewing Co. Class B	1,088,326	52,980

Reynolds American Inc.	1,172,830	52,214
* Dr Pepper Snapple Group Inc.	1,763,118	50,690
Coca-Cola Enterprises Inc.	2,201,344	47,131
Hershey Co.	1,150,958	44,726
JM Smucker Co.	825,559	43,763
Campbell Soup Co.	1,337,240	43,621
Brown-Forman Corp. Class B	763,400	36,811
Pepsi Bottling Group Inc.	999,775	36,432
McCormick & Co. Inc./MD	907,804	30,811
Estee Lauder Cos. Inc. Class A	819,035	30,370
* Whole Foods Market Inc.	974,917	29,725
Tyson Foods Inc. Class A	2,118,903	26,762
* Dean Foods Co.	1,253,335	22,297
SUPERVALU Inc.	1,473,434	22,190
* Constellation Brands Inc. Class A	1,381,396	20,928
Hormel Foods Corp.	485,390	17,241
		7,481,561
Energy (11.6%)
Exxon Mobil Corp.	33,361,034	2,288,901
Chevron Corp.	13,921,826	980,514
Schlumberger Ltd.	8,315,003	495,574
ConocoPhillips	10,293,916	464,873
Occidental Petroleum Corp.	5,628,187	441,250
Apache Corp.	2,330,282	213,990
Anadarko Petroleum Corp.	3,405,048	213,599
Devon Energy Corp.	3,080,661	207,421
Halliburton Co.	6,258,484	169,730
XTO Energy Inc.	4,026,984	166,395
Marathon Oil Corp.	4,912,030	156,694
EOG Resources Inc.	1,748,466	146,014
Chesapeake Energy Corp.	4,453,384	126,476
* National Oilwell Varco Inc.	2,902,478	125,184
Hess Corp.	2,020,156	107,998
* Southwestern Energy Co.	2,390,934	102,045
Baker Hughes Inc.	2,150,660	91,747
Spectra Energy Corp.	4,482,859	84,905
Noble Energy Inc.	1,203,472	79,381
Murphy Oil Corp.	1,324,236	76,236
Valero Energy Corp.	3,905,715	75,732
Williams Cos. Inc.	4,046,144	72,305
Peabody Energy Corp.	1,857,650	69,142
* Cameron International Corp.	1,525,895	57,709
Consol Energy Inc.	1,254,174	56,576
Range Resources Corp.	1,091,479	53,875
El Paso Corp.	4,866,626	50,224
Diamond Offshore Drilling Inc.	482,319	46,071
* FMC Technologies Inc.	849,849	44,396
Smith International Inc.	1,530,612	43,929
ENSCO International Inc.	988,631	42,056
* Nabors Industries Ltd.	1,971,341	41,201
BJ Services Co.	2,027,465	39,394
Pioneer Natural Resources Co.	798,607	28,981
* Denbury Resources Inc.	1,733,072	26,221
Cabot Oil & Gas Corp.	719,308	25,715
Sunoco Inc.	811,882	23,098
Rowan Cos. Inc.	790,799	18,244
Massey Energy Co.	594,301	16,575

	Tesoro Corp./Texas	970,274	14,535
			7,584,906
Financials (15.1%)
	JPMorgan Chase & Co.	27,295,697	1,196,097
	Bank of America Corp.	60,057,787	1,016,178
	Wells Fargo & Co.	32,425,184	913,742
	Goldman Sachs Group Inc.	3,548,426	654,152
	Citigroup Inc.	90,520,971	438,121
	Morgan Stanley	9,433,697	291,313
	US Bancorp	13,270,654	290,096
	American Express Co.	8,253,918	279,808
	Bank of New York Mellon Corp.	8,348,530	242,024
	MetLife Inc.	5,682,705	216,341
	Travelers Cos. Inc.	3,939,243	193,929
	State Street Corp.	3,432,040	180,525
	Prudential Financial Inc.	3,213,551	160,388
	PNC Financial Services Group Inc.	3,202,306	155,600
	CME Group Inc.	461,083	142,101
	Aflac Inc.	3,244,844	138,685
	Simon Property Group Inc.	1,977,998	137,332
	BB&T Corp.	4,730,566	128,861
	Charles Schwab Corp.	6,606,719	126,519
	Chubb Corp.	2,428,423	122,417
	Allstate Corp.	3,722,764	113,991
	Capital One Financial Corp.	3,157,702	112,825
	Franklin Resources Inc.	1,039,061	104,530
	Northern Trust Corp.	1,675,456	97,444
	Marsh & McLennan Cos. Inc.	3,635,516	89,906
	Loews Corp.	2,524,441	86,462
	T Rowe Price Group Inc.	1,777,525	81,233
*	Progressive Corp.	4,709,759	78,088
	SunTrust Banks Inc.	3,461,994	78,068
	AON Corp.	1,905,017	77,515
	Public Storage	941,228	70,818
	Hartford Financial Services Group Inc.	2,667,037	70,676
	Vornado Realty Trust	1,083,554	69,792
	Invesco Ltd.	2,887,644	65,723
	Ameriprise Financial Inc.	1,769,859	64,299
	Boston Properties Inc.	961,844	63,049
	Principal Financial Group Inc.	2,213,601	60,631
	Discover Financial Services	3,718,079	60,344
	HCP Inc.	2,034,219	58,463
	Equity Residential	1,901,449	58,374
	Fifth Third Bancorp	5,519,972	55,917
	Lincoln National Corp.	2,096,703	54,326
	NYSE Euronext	1,804,456	52,131
	Regions Financial Corp.	8,246,645	51,212
*	IntercontinentalExchange Inc.	507,876	49,360
	Host Hotels & Resorts Inc.	4,191,345	49,332
	Unum Group	2,300,197	49,316
	Hudson City Bancorp Inc.	3,273,563	43,047
	Ventas Inc.	1,086,538	41,832
	XL Capital Ltd. Class A	2,374,820	41,464
*,^ American International Group Inc.		933,951	41,197
	AvalonBay Communities Inc.	554,771	40,348
	Genworth Financial Inc. Class A	3,339,721	39,910
	Keycorp	6,097,475	39,634

People's United Financial Inc.	2,417,852	37,622
ProLogis	3,072,848	36,628
^ M&T Bank Corp.	573,013	35,710
Legg Mason Inc.	1,126,995	34,971
Health Care REIT Inc.	832,047	34,630
Plum Creek Timber Co. Inc.	1,129,881	34,620
Kimco Realty Corp.	2,612,029	34,061
* Leucadia National Corp.	1,319,184	32,610
Comerica Inc.	1,048,806	31,118
Cincinnati Financial Corp.	1,129,941	29,367
* SLM Corp.	3,245,269	28,299
Moody's Corp.	1,362,414	27,875
Assurant Inc.	819,748	26,281
Torchmark Corp.	574,189	24,937
Huntington Bancshares Inc./OH	4,614,738	21,735
* NASDAQ OMX Group Inc.	986,597	20,768
Marshall & Ilsley Corp.	2,557,118	20,636
* First Horizon National Corp.	1,519,775	20,107
* CB Richard Ellis Group Inc. Class A	1,669,667	19,602
Janus Capital Group Inc.	1,266,138	17,954
Federated Investors Inc. Class B	614,970	16,217
Zions Bancorporation	879,088	15,797
Apartment Investment & Management Co.	813,632	12,001
* E*Trade Financial Corp.	6,440,250	11,270
* MBIA Inc.	1,097,715	8,518
		9,868,820
Health Care (13.0%)
Johnson & Johnson	19,130,300	1,164,844
Pfizer Inc.	46,851,220	775,388
Abbott Laboratories	10,731,363	530,881
Merck & Co. Inc./NJ	14,639,219	463,038
Wyeth	9,267,575	450,219
* Amgen Inc.	7,048,239	424,515
Schering-Plough Corp.	11,340,807	320,378
Bristol-Myers Squibb Co.	13,750,995	309,672
* Gilead Sciences Inc.	6,277,068	292,386
Medtronic Inc.	7,683,106	282,738
Baxter International Inc.	4,183,757	238,516
Eli Lilly & Co.	7,018,990	231,837
UnitedHealth Group Inc.	8,069,109	202,050
* Medco Health Solutions Inc.	3,288,024	181,861
* Celgene Corp.	3,183,123	177,937
* WellPoint Inc.	3,297,164	156,154
* Express Scripts Inc.	1,904,633	147,761
* Thermo Fisher Scientific Inc.	2,832,792	123,708
Allergan Inc./United States	2,134,254	121,140
Becton Dickinson and Co.	1,661,435	115,885
* Boston Scientific Corp.	10,462,830	110,801
McKesson Corp.	1,847,075	109,993
* Genzyme Corp.	1,876,058	106,429
* Biogen Idec Inc.	2,004,792	101,282
* St Jude Medical Inc.	2,415,064	94,212
Stryker Corp.	1,958,970	88,996
Aetna Inc.	3,029,474	84,310
* Zimmer Holdings Inc.	1,487,279	79,495
* Intuitive Surgical Inc.	263,248	69,037
Cardinal Health Inc.	2,496,437	66,904

* Forest Laboratories Inc.	2,093,712	61,639
* Life Technologies Corp.	1,223,835	56,970
Quest Diagnostics Inc./DE	1,082,866	56,515
CR Bard Inc.	677,521	53,260
CIGNA Corp.	1,892,645	53,164
* Hospira Inc.	1,117,959	49,861
* Laboratory Corp. of America Holdings	751,663	49,384
AmerisourceBergen Corp. Class A	2,063,066	46,171
* Humana Inc.	1,177,421	43,918
* DaVita Inc.	721,774	40,881
* Waters Corp.	662,885	37,029
* Varian Medical Systems Inc.	871,106	36,700
DENTSPLY International Inc.	1,032,319	35,656
* Mylan Inc./PA	2,119,030	33,926
* Cephalon Inc.	518,063	30,172
* CareFusion Corp.	1,249,345	27,236
* Millipore Corp.	386,079	27,153
* Watson Pharmaceuticals Inc.	734,548	26,914
* Coventry Health Care Inc.	1,039,924	20,757
IMS Health Inc.	1,266,814	19,446
* King Pharmaceuticals Inc.	1,723,881	18,566
* Tenet Healthcare Corp.	3,010,155	17,700
* Patterson Cos. Inc.	646,260	17,611
PerkinElmer Inc.	811,075	15,605
		8,498,601
Industrials (10.2%)
General Electric Co.	73,760,002	1,211,139
United Technologies Corp.	6,534,107	398,123
United Parcel Service Inc. Class B	6,903,236	389,826
3M Co.	4,846,926	357,703
Boeing Co.	5,042,708	273,063
Caterpillar Inc.	4,312,236	221,347
Emerson Electric Co.	5,216,484	209,077
Union Pacific Corp.	3,500,230	204,238
Honeywell International Inc.	5,219,690	193,911
Lockheed Martin Corp.	2,240,838	174,965
General Dynamics Corp.	2,672,696	172,656
FedEx Corp.	2,167,765	163,059
Burlington Northern Santa Fe Corp.	1,817,202	145,067
Raytheon Co.	2,681,571	128,635
Deere & Co.	2,935,465	125,990
Danaher Corp.	1,797,479	121,006
Northrop Grumman Corp.	2,207,814	114,254
Illinois Tool Works Inc.	2,672,807	114,156
CSX Corp.	2,720,756	113,891
Norfolk Southern Corp.	2,551,599	109,999
Waste Management Inc.	3,419,444	101,968
Precision Castparts Corp.	973,101	99,130
PACCAR Inc.	2,521,548	95,088
CH Robinson Worldwide Inc.	1,168,603	67,487
ITT Corp.	1,265,892	66,016
Eaton Corp.	1,149,376	65,043
L-3 Communications Holdings Inc.	809,077	64,985
Fluor Corp.	1,248,321	63,477
Cummins Inc.	1,400,594	62,761
Republic Services Inc. Class A	2,236,986	59,437
Parker Hannifin Corp.	1,114,068	57,753

Rockwell Collins Inc.	1,094,150	55,583
Expeditors International of Washington Inc.	1,472,314	51,752
Dover Corp.	1,291,838	50,072
Southwest Airlines Co.	5,146,150	49,403
Goodrich Corp.	860,426	46,756
Rockwell Automation Inc./DE	985,178	41,969
* Jacobs Engineering Group Inc.	859,968	39,516
WW Grainger Inc.	434,331	38,812
Flowserve Corp.	388,127	38,246
Pitney Bowes Inc.	1,437,042	35,710
Textron Inc.	1,875,508	35,597
^ Fastenal Co.	917,425	35,504
* Iron Mountain Inc.	1,250,804	33,346
Masco Corp.	2,492,905	32,208
* Quanta Services Inc.	1,376,456	30,461
RR Donnelley & Sons Co.	1,426,612	30,330
* Stericycle Inc.	590,195	28,595
Avery Dennison Corp.	782,472	28,177
Cintas Corp.	911,930	27,641
Dun & Bradstreet Corp.	366,656	27,617
Pall Corp.	818,504	26,421
Robert Half International Inc.	1,055,189	26,401
Equifax Inc.	877,812	25,579
Stanley Works	551,223	23,532
* Monster Worldwide Inc.	875,511	15,304
Ryder System Inc.	388,924	15,191
Snap-On Inc.	401,048	13,940
* Raytheon Co. Warrants Exp. 06/16/2011	20,998	240
		6,649,153
Information Technology (18.5%)
Microsoft Corp.	53,808,036	1,393,090
* Apple Inc.	6,217,731	1,152,581
International Business Machines Corp.	9,099,918	1,088,441
* Cisco Systems Inc.	40,039,451	942,529
* Google Inc. Class A	1,670,189	828,163
Hewlett-Packard Co.	16,459,467	777,051
Intel Corp.	38,855,166	760,396
Oracle Corp.	27,108,556	564,942
QUALCOMM Inc.	11,537,847	518,972
* EMC Corp./Massachusetts	14,034,486	239,148
Texas Instruments Inc.	8,756,342	207,438
* eBay Inc.	7,791,996	183,969
* Dell Inc.	11,946,215	182,299
Corning Inc.	10,789,872	165,193
* Yahoo! Inc.	8,279,346	147,455
Automatic Data Processing Inc.	3,485,185	136,968
Motorola Inc.	15,931,257	136,850
Mastercard Inc. Class A	665,970	134,626
Applied Materials Inc.	9,256,706	124,040
* Adobe Systems Inc.	3,643,811	120,392
* Juniper Networks Inc.	3,638,297	98,307
* Symantec Corp.	5,652,954	93,104
Western Union Co.	4,869,033	92,122
* Broadcom Corp. Class A	2,994,267	91,894
* Cognizant Technology Solutions Corp. Class A	2,034,898	78,669
* Agilent Technologies Inc.	2,395,315	66,662
Paychex Inc.	2,229,787	64,775

* Intuit Inc.	2,242,272	63,905
* NetApp Inc.	2,334,532	62,285
CA Inc.	2,762,949	60,757
* Nvidia Corp.	3,802,048	57,145
* Western Digital Corp.	1,559,435	56,966
Analog Devices Inc.	2,023,435	55,806
* Computer Sciences Corp.	1,052,835	55,495
* Fiserv Inc.	1,071,449	51,644
* Citrix Systems Inc.	1,270,348	49,836
* Micron Technology Inc.	5,877,491	48,195
* BMC Software Inc.	1,276,960	47,924
* McAfee Inc.	1,091,061	47,778
* Sun Microsystems Inc.	5,228,739	47,529
Xerox Corp.	6,031,740	46,686
Xilinx Inc.	1,915,535	44,862
Amphenol Corp. Class A	1,189,696	44,828
* Salesforce.com Inc.	757,351	43,116
* Electronic Arts Inc.	2,245,220	42,771
Linear Technology Corp.	1,542,817	42,628
Kla-Tencor Corp.	1,184,497	42,476
Altera Corp.	2,041,672	41,875
* Autodesk Inc.	1,594,405	37,947
* Affiliated Computer Services Inc. Class A	677,594	36,705
* Red Hat Inc.	1,306,063	36,100
Harris Corp.	909,586	34,200
* SanDisk Corp.	1,575,890	34,197
Fidelity National Information Services Inc.	1,331,408	33,964
Microchip Technology Inc.	1,269,646	33,646
* Teradata Corp.	1,193,575	32,847
* VeriSign Inc.	1,338,479	31,709
* FLIR Systems Inc.	1,051,313	29,405
* MEMC Electronic Materials Inc.	1,554,026	25,844
* LSI Corp.	4,531,812	24,880
* Akamai Technologies Inc.	1,197,750	23,572
National Semiconductor Corp.	1,625,912	23,202
Total System Services Inc.	1,370,157	22,073
* Advanced Micro Devices Inc.	3,897,923	22,062
Molex Inc.	944,543	19,722
* Tellabs Inc.	2,751,221	19,038
Jabil Circuit Inc.	1,281,084	17,179
* Novellus Systems Inc.	678,353	14,232
* QLogic Corp.	820,288	14,109
* Compuware Corp.	1,649,848	12,093
* Lexmark International Inc. Class A	542,383	11,683
* Teradyne Inc.	1,213,992	11,229
* Novell Inc.	2,407,598	10,858
* JDS Uniphase Corp.	1,506,502	10,711
* Ciena Corp.	635,612	10,348
* Convergys Corp.	852,303	8,472
		12,086,610
Materials (3.5%)
Monsanto Co.	3,789,584	293,314
Dow Chemical Co.	7,938,594	206,959
EI Du Pont de Nemours & Co.	6,272,511	201,598
Freeport-McMoRan Copper & Gold Inc.	2,858,106	196,095
Praxair Inc.	2,129,328	173,945
Newmont Mining Corp.	3,400,875	149,706

Air Products & Chemicals Inc.	1,458,048	113,115
Nucor Corp.	2,183,889	102,665
Alcoa Inc.	6,762,463	88,723
Ecolab Inc.	1,643,566	75,982
International Paper Co.	3,003,580	66,770
PPG Industries Inc.	1,144,611	66,628
Weyerhaeuser Co.	1,466,868	53,761
Vulcan Materials Co.	867,466	46,904
Sigma-Aldrich Corp.	845,470	45,638
United States Steel Corp.	994,742	44,137
* Owens-Illinois Inc.	1,168,611	43,122
Ball Corp.	653,223	32,139
CF Industries Holdings Inc.	336,553	29,021
FMC Corp.	503,507	28,322
Airgas Inc.	567,452	27,448
Eastman Chemical Co.	504,275	26,999
MeadWestvaco Corp.	1,187,635	26,496
* Pactiv Corp.	917,503	23,901
Allegheny Technologies Inc.	681,389	23,842
Sealed Air Corp.	1,102,626	21,644
International Flavors & Fragrances Inc.	548,559	20,807
Bemis Co. Inc.	750,170	19,437
AK Steel Holding Corp.	759,779	14,990
Titanium Metals Corp.	591,665	5,674
		2,269,782
Telecommunication Services (3.2%)
AT&T Inc.	40,956,658	1,106,239
Verizon Communications Inc.	19,718,863	596,890
* American Tower Corp. Class A	2,738,959	99,698
* Sprint Nextel Corp.	19,959,414	78,840
CenturyTel Inc.	2,063,186	69,323
Qwest Communications International Inc.	10,299,061	39,239
Windstream Corp.	3,030,812	30,702
* MetroPCS Communications Inc.	1,811,691	16,958
Frontier Communications Corp.	2,172,395	16,380
		2,054,269
Utilities (3.7%)
Exelon Corp.	4,574,443	226,984
Southern Co.	5,525,143	174,981
FPL Group Inc.	2,855,765	157,724
Dominion Resources Inc./VA	4,131,414	142,534
Duke Energy Corp.	9,000,111	141,662
Public Service Enterprise Group Inc.	3,511,769	110,410
Entergy Corp.	1,358,786	108,513
PG&E Corp.	2,572,681	104,168
American Electric Power Co. Inc.	3,309,162	102,551
FirstEnergy Corp.	2,115,656	96,728
Sempra Energy	1,702,655	84,809
PPL Corp.	2,613,533	79,294
Consolidated Edison Inc.	1,908,510	78,134
Edison International	2,261,337	75,936
Progress Energy Inc.	1,938,389	75,713
* AES Corp.	4,629,447	68,608
Xcel Energy Inc.	3,163,042	60,857
Questar Corp.	1,209,175	45,417
Constellation Energy Group Inc.	1,392,450	45,074
Ameren Corp.	1,619,721	40,946

DTE Energy Co.			1,141,525	40,113
EQT Corp.			908,478	38,701
Wisconsin Energy Corp.			811,331	36,648
Centerpoint Energy Inc.			2,681,725	33,334
Allegheny Energy Inc.			1,176,119	31,191
Northeast Utilities			1,217,765	28,910
SCANA Corp.			765,919	26,730
NiSource Inc.			1,913,070	26,572
Pinnacle West Capital Corp.			702,954	23,071
Pepco Holdings Inc.			1,533,786	22,823
CMS Energy Corp.			1,591,451	21,325
TECO Energy Inc.			1,484,349	20,900
Integrys Energy Group Inc.			531,315	19,069
Nicor Inc.			314,150	11,495
* Dynegy Inc. Class A			3,513,385	8,959
				2,410,884
Total Common Stocks (Cost $67,456,435)				64,807,102
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.267%		283,500,345	283,500

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.290%	10/29/09	5,000	5,000
[4,5] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	10,000	9,991
[4,5] Freddie Mac Discount Notes	0.260%	12/22/09	30,000	29,991
				44,982
Total Temporary Cash Investments (Cost $328,471)				328,482
Total Investments (99.9%) (Cost $67,784,906)				65,135,584
Other Assets and Liabilities-Net (0.1%)[3]				97,450
Net Assets (100%)				65,233,034

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $70,956,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $74,357,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $44,982,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Institutional Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $67,784,906,000. Net unrealized depreciation of investment securities for tax purposes was $2,649,322,000, consisting of unrealized gains of $8,828,138,000 on securities that had risen in value since their purchase and $11,477,460,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	1,476	388,520	12,806
E-mini S&P 500 Index	December 2009	740	38,957	(23)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Index Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	64,807,102	—	—
Temporary Cash Investments	283,500	44,982	—
Futures Contracts—Assets[1]	27	—	—
Futures Contracts—Liabilities[1]	(730)	—	—
Total	65,089,899	44,982	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Institutional Total Stock Market Index

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (10.0%)
McDonald's Corp.	1,083,291	61,823
Walt Disney Co.	1,732,137	47,564
Home Depot Inc.	1,665,690	44,374
Comcast Corp. Class A	2,521,061	42,581
Time Warner Inc.	1,175,699	33,837
Target Corp.	701,973	32,768
* Amazon.com Inc.	337,762	31,533
Lowe's Cos. Inc.	1,448,470	30,331
News Corp. Class A	2,209,569	26,493
NIKE Inc. Class B	362,549	23,457
* Ford Motor Co.	2,741,821	19,769
Staples Inc.	702,423	16,310
* Kohl's Corp.	284,213	16,214
Yum! Brands Inc.	453,230	15,301
* Viacom Inc. Class B	539,160	15,118
* Liberty Media Corp. - Entertainment Class A	485,700	15,110
TJX Cos. Inc.	405,756	15,074
* Starbucks Corp.	722,647	14,923
Johnson Controls Inc.	583,480	14,914
Time Warner Cable Inc.	345,917	14,906
Carnival Corp.	430,152	14,315
* DIRECTV Group Inc.	494,842	13,648
Best Buy Co. Inc.	348,081	13,060
Omnicom Group Inc.	305,890	11,300
Coach Inc.	312,617	10,291
Gap Inc.	479,158	10,254
* Apollo Group Inc. Class A	134,110	9,880
* Bed Bath & Beyond Inc.	256,701	9,637
Marriott International Inc./DE Class A	296,624	8,184
McGraw-Hill Cos. Inc.	309,061	7,770
Macy's Inc.	413,839	7,569
JC Penney Co. Inc.	207,934	7,018
CBS Corp. Class B	581,130	7,003
Mattel Inc.	352,829	6,513
* priceline.com Inc.	38,993	6,466
Fortune Brands Inc.	147,978	6,360
VF Corp.	87,143	6,312
International Game Technology	292,059	6,273
H&R Block Inc.	334,393	6,146
* Liberty Media Corp. - Interactive	557,904	6,120
Starwood Hotels & Resorts Worldwide Inc.	183,978	6,077
Genuine Parts Co.	156,992	5,975
Ross Stores Inc.	124,793	5,961
Sherwin-Williams Co.	98,034	5,898
Cablevision Systems Corp. Class A	243,211	5,776
* Las Vegas Sands Corp.	324,858	5,471
Harley-Davidson Inc.	231,186	5,317
* Wynn Resorts Ltd.	72,649	5,150
Whirlpool Corp.	72,700	5,086

	Tim Hortons Inc.	178,171	5,042
	Nordstrom Inc.	159,507	4,871
*	O'Reilly Automotive Inc.	133,854	4,837
*	AutoZone Inc.	32,371	4,733
	Tiffany & Co.	121,997	4,701
*	Expedia Inc.	193,805	4,642
	Limited Brands Inc.	268,898	4,569
*	Carmax Inc.	217,054	4,536
	Garmin Ltd.	118,296	4,464
	Darden Restaurants Inc.	128,353	4,381
*	Dollar Tree Inc.	88,515	4,309
	Newell Rubbermaid Inc.	273,741	4,295
	Polo Ralph Lauren Corp. Class A	55,186	4,228
*	ITT Educational Services Inc.	37,595	4,151
*	GameStop Corp. Class A	154,018	4,077
*	DISH Network Corp. Class A	205,475	3,957
*	Goodyear Tire & Rubber Co.	226,498	3,857
	Virgin Media Inc.	276,079	3,843
*	Discovery Communications Inc. Class A	132,295	3,822
*	Urban Outfitters Inc.	124,398	3,753
	Pulte Homes Inc.	337,337	3,707
	Advance Auto Parts Inc.	94,081	3,695
*	Discovery Communications Inc.	138,804	3,613
*,^ Sears Holdings Corp.		54,987	3,591
*	Interpublic Group of Cos. Inc.	472,438	3,553
	DeVry Inc.	63,367	3,505
	BorgWarner Inc.	115,068	3,482
	Family Dollar Stores Inc.	131,419	3,469
	Hasbro Inc.	124,005	3,441
*	Royal Caribbean Cruises Ltd.	137,245	3,305
	Scripps Networks Interactive Inc. Class A	88,358	3,265
	Comcast Corp.	199,815	3,213
	DR Horton Inc.	281,278	3,209
*	MGM Mirage	261,633	3,150
	American Eagle Outfitters Inc.	183,521	3,094
*	Liberty Global Inc. Class A	134,659	3,039
	Strayer Education Inc.	13,871	3,019
*	NVR Inc.	4,576	2,917
*	Aeropostale Inc.	66,579	2,894
	Gannett Co. Inc.	230,331	2,881
	Wyndham Worldwide Corp.	175,869	2,870
	Abercrombie & Fitch Co.	86,835	2,855
	Leggett & Platt Inc.	146,993	2,852
	Autoliv Inc.	84,214	2,830
	Washington Post Co. Class B	6,020	2,818
*	Liberty Global Inc.	122,361	2,748
	Black & Decker Corp.	59,361	2,748
*	Mohawk Industries Inc.	57,516	2,743
	PetSmart Inc.	124,129	2,700
*	Toll Brothers Inc.	135,123	2,640
*	Marvel Entertainment Inc.	50,474	2,505
	Tupperware Brands Corp.	61,927	2,472
	Jarden Corp.	86,798	2,436
*	Sirius XM Radio Inc.	3,814,766	2,422
*	DreamWorks Animation SKG Inc. Class A	66,700	2,373
*	LKQ Corp.	124,702	2,312
*	Chico's FAS Inc.	175,578	2,283
*,^ NetFlix Inc.		48,621	2,245

	Harman International Industries Inc.	64,598	2,189
	Phillips-Van Heusen Corp.	50,896	2,178
*	WMS Industries Inc.	48,390	2,156
*	Career Education Corp.	88,430	2,156
*	AutoNation Inc.	114,145	2,064
	RadioShack Corp.	124,346	2,060
*	Big Lots Inc.	81,603	2,042
	Guess? Inc.	54,906	2,034
*	Hanesbrands Inc.	93,799	2,007
*	Warnaco Group Inc.	45,479	1,995
*	Lamar Advertising Co. Class A	71,969	1,975
*	Bally Technologies Inc.	51,252	1,967
*	Dick's Sporting Goods Inc.	86,436	1,936
	Gentex Corp.	136,448	1,931
*	Liberty Media Corp. - Capital	89,149	1,865
	Wendy's/Arby's Group Inc. Class A	394,207	1,865
	Foot Locker Inc.	153,665	1,836
*	Penn National Gaming Inc.	66,301	1,834
	Williams-Sonoma Inc.	89,200	1,805
*	Office Depot Inc.	272,447	1,804
*	J Crew Group Inc.	49,704	1,780
	Service Corp. International/US	247,397	1,734
	Burger King Holdings Inc.	93,531	1,645
*	Panera Bread Co. Class A	29,494	1,622
	Brinker International Inc.	101,256	1,593
*	Tractor Supply Co.	32,158	1,557
	Jones Apparel Group Inc.	85,142	1,527
*	Corinthian Colleges Inc.	81,538	1,513
	John Wiley & Sons Inc. Class A	43,482	1,512
*	Carter's Inc.	56,065	1,497
	Lennar Corp. Class A	103,327	1,472
*	Chipotle Mexican Grill Inc. Class B	17,233	1,434
*	Gymboree Corp.	28,991	1,403
*	Brink's Home Security Holdings Inc.	45,524	1,402
*,^ Chipotle Mexican Grill Inc. Class A		14,398	1,397
*	Fossil Inc.	46,474	1,322
	KB Home	79,535	1,321
	WABCO Holdings Inc.	62,767	1,318
	MDC Holdings Inc.	37,185	1,292
	Eastman Kodak Co.	264,756	1,266
	Polaris Industries Inc.	30,812	1,256
	Hillenbrand Inc.	61,647	1,256
*	Tempur-Pedic International Inc.	66,184	1,254
*	Rent-A-Center Inc./TX	65,659	1,240
	Men's Wearhouse Inc.	49,225	1,216
	Wolverine World Wide Inc.	48,812	1,212
	Aaron's Inc.	45,839	1,210
*	Jack in the Box Inc.	56,707	1,162
	Sotheby's	66,993	1,154
*	TRW Automotive Holdings Corp.	68,579	1,149
	American Greetings Corp. Class A	50,238	1,120
*	Deckers Outdoor Corp.	13,141	1,115
	Thor Industries Inc.	35,994	1,114
	New York Times Co. Class A	136,049	1,105
*	Collective Brands Inc.	63,542	1,101
*	Scientific Games Corp. Class A	69,362	1,098
	Meredith Corp.	36,013	1,078
	Matthews International Corp. Class A	30,448	1,077

	Pool Corp.	47,756	1,061
*	Cheesecake Factory Inc.	56,628	1,049
	Brunswick Corp./DE	86,865	1,041
	Choice Hotels International Inc.	33,450	1,039
	Regal Entertainment Group Class A	84,244	1,038
*	Life Time Fitness Inc.	36,077	1,012
*	Coinstar Inc.	30,301	999
	Interactive Data Corp.	37,760	990
	Cooper Tire & Rubber Co.	55,827	981
	OfficeMax Inc.	76,281	960
*	Capella Education Co.	14,115	950
^	Buckle Inc.	27,594	942
	Weight Watchers International Inc.	34,261	940
*	AnnTaylor Stores Corp.	58,896	936
*	Morningstar Inc.	19,138	929
*,^ Under Armour Inc. Class A		33,066	920
*	Gaylord Entertainment Co.	45,262	910
*	Saks Inc.	133,166	908
*	Blue Nile Inc.	14,533	903
	Ryland Group Inc.	42,691	899
*	Dana Holding Corp.	131,925	898
	Orient-Express Hotels Ltd. Class A	77,433	891
	Bob Evans Farms Inc./DE	30,495	886
	Barnes & Noble Inc.	39,670	881
*	Lululemon Athletica Inc.	38,699	880
*	Iconix Brand Group Inc.	69,536	867
*	Dress Barn Inc.	48,070	862
	Regis Corp.	55,476	860
*	Valassis Communications Inc.	47,424	848
*	Vail Resorts Inc.	25,007	839
*	JOS A Bank Clothiers Inc.	18,507	829
	Cracker Barrel Old Country Store Inc.	23,714	816
	Belo Corp. Class A	146,785	794
*	CROCS Inc.	118,519	788
	Scholastic Corp.	32,019	779
	Arbitron Inc.	37,456	778
*	HSN Inc.	47,710	777
	Dillard's Inc. Class A	54,795	773
	Penske Auto Group Inc.	40,266	772
	International Speedway Corp. Class A	27,708	764
	ArvinMeritor Inc.	96,746	757
*	PF Chang's China Bistro Inc.	22,170	753
*	Childrens Place Retail Stores Inc.	25,064	751
*	Charming Shoppes Inc.	151,252	743
*	Buffalo Wild Wings Inc.	17,192	715
*	Fuel Systems Solutions Inc.	19,677	708
*	Lions Gate Entertainment Corp.	114,557	706
	National CineMedia Inc.	40,252	683
*	Live Nation Inc.	79,510	651
*	99 Cents Only Stores	48,369	651
*	Asbury Automotive Group Inc.	50,547	641
*	American Public Education Inc.	17,901	622
	Liz Claiborne Inc.	125,389	618
*	Tenneco Inc.	47,270	616
	Group 1 Automotive Inc.	22,951	616
	Finish Line Inc. Class A	59,831	608
*	Timberland Co. Class A	43,376	604
*	Sonic Corp.	54,517	603

	Harte-Hanks Inc.	43,240	598
*	CEC Entertainment Inc.	22,933	593
*	Boyd Gaming Corp.	53,129	581
	American Axle & Manufacturing Holdings Inc.	81,563	577
*	Pre-Paid Legal Services Inc.	11,364	577
*	California Pizza Kitchen Inc.	36,721	574
*	Pinnacle Entertainment Inc.	56,160	572
	Ethan Allen Interiors Inc.	34,612	571
*	Cabela's Inc.	42,173	563
	Cato Corp. Class A	27,544	559
	Brown Shoe Co. Inc.	69,412	557
*	Skechers U.S.A. Inc. Class A	32,256	553
*	CTC Media Inc.	35,029	551
	Ameristar Casinos Inc.	34,508	545
	Big 5 Sporting Goods Corp.	35,275	533
*	Papa John's International Inc.	20,945	515
	CKE Restaurants Inc.	48,953	514
	Churchill Downs Inc.	13,083	504
*	Maidenform Brands Inc.	31,094	499
*	Steven Madden Ltd.	13,430	494
*	Hibbett Sports Inc.	27,083	494
*	True Religion Apparel Inc.	18,992	492
*	BJ's Restaurants Inc.	32,105	481
	Callaway Golf Co.	63,049	480
*	America's Car-Mart Inc.	19,787	474
*	Pacific Sunwear Of California	91,880	473
*	Jo-Ann Stores Inc.	17,377	466
*	Universal Technical Institute Inc.	23,644	466
	Winnebago Industries	30,586	450
*	Beazer Homes USA Inc.	79,576	445
*	Exide Technologies	55,403	442
*	Ticketmaster Entertainment Inc.	37,436	438
	Fred's Inc. Class A	34,245	436
	Christopher & Banks Corp.	64,356	436
*	AFC Enterprises Inc.	50,308	424
*	Helen of Troy Ltd.	21,493	418
*	Clear Channel Outdoor Holdings Inc. Class A	59,512	417
*	Ascent Media Corp. Class A	16,187	414
	Blyth Inc.	10,462	405
*	Meritage Homes Corp.	19,954	405
	Cherokee Inc.	16,826	403
*	Steiner Leisure Ltd.	11,193	400
*	G-III Apparel Group Ltd.	28,230	399
	NutriSystem Inc.	26,154	399
	Unifirst Corp./MA	8,937	397
	K-Swiss Inc. Class A	44,900	395
	Standard Motor Products Inc.	25,851	393
*	Sally Beauty Holdings Inc.	54,898	390
	Bebe Stores Inc.	52,325	385
	Stewart Enterprises Inc. Class A	73,095	382
*	Peet's Coffee & Tea Inc.	13,073	369
*	O'Charleys Inc.	39,233	368
*	Genesco Inc.	15,055	362
*	Texas Roadhouse Inc. Class A	32,851	349
*	Drew Industries Inc.	15,995	347
*	Interval Leisure Group Inc.	27,680	345
*,^ Blockbuster Inc. Class A		320,851	343
	Monro Muffler Brake Inc.	10,557	336

*	Amerigon Inc.	45,640	335
*	Domino's Pizza Inc.	37,933	335
*	Coldwater Creek Inc.	40,771	334
*	Ruby Tuesday Inc.	39,678	334
*	Jakks Pacific Inc.	23,309	334
*	Denny's Corp.	125,145	333
*	Volcom Inc.	20,033	330
*	Hovnanian Enterprises Inc. Class A	85,958	330
*	Standard Pacific Corp.	86,688	320
	La-Z-Boy Inc.	36,944	320
	Ambassadors Group Inc.	20,186	316
*	Overstock.com Inc.	21,395	314
	Columbia Sportswear Co.	7,521	310
	DineEquity Inc.	12,283	304
*	HOT Topic Inc.	40,325	302
*	Audiovox Corp. Class A	44,054	302
	PetMed Express Inc.	15,794	298
	Arctic Cat Inc.	42,147	298
	PEP Boys-Manny Moe & Jack	29,722	290
	Modine Manufacturing Co.	30,875	286
	Stage Stores Inc.	22,045	286
	Books-A-Million Inc.	23,571	284
*	Cavco Industries Inc.	7,936	282
*	Isle of Capri Casinos Inc.	23,807	281
	CSS Industries Inc.	14,138	279
	Oxford Industries Inc.	14,152	279
	Lennar Corp. Class B	24,500	277
*	Shuffle Master Inc.	28,268	266
*	Red Robin Gourmet Burgers Inc.	13,019	266
*	Mediacom Communications Corp. Class A	45,523	262
*	Krispy Kreme Doughnuts Inc.	73,070	261
	Lithia Motors Inc. Class A	16,630	259
*	Carmike Cinemas Inc.	25,465	257
	Cinemark Holdings Inc.	24,788	257
*	Quiksilver Inc.	93,233	256
*	RC2 Corp.	17,934	256
*	Shutterfly Inc.	15,257	254
*	Furniture Brands International Inc.	45,759	253
	World Wrestling Entertainment Inc. Class A	17,739	249
*	MarineMax Inc.	31,490	246
*	Alloy Inc.	36,292	246
*	Kirkland's Inc.	17,131	244
*	Borders Group Inc.	77,377	241
*	Wet Seal Inc. Class A	63,178	239
*	Build-A-Bear Workshop Inc.	47,226	230
*,^ Fuqi International Inc.		7,784	228
*	Unifi Inc.	71,192	228
*	Citi Trends Inc.	7,881	224
	CPI Corp.	17,929	224
*,^ Conn's Inc.		19,627	222
	Movado Group Inc.	15,250	222
*	Carriage Services Inc. Class A	56,184	219
*	Haverty Furniture Cos. Inc.	18,470	218
*	Martha Stewart Living Omnimedia Class A	33,957	213
*	CKX Inc.	31,017	208
	Marcus Corp.	16,048	205
*	Learning Tree International Inc.	17,883	204
	National Presto Industries Inc.	2,295	199

*,^ Brookfield Homes Corp.		29,518	197
*	Drugstore.Com Inc.	79,869	194
*	Fisher Communications Inc.	10,632	193
*	Perry Ellis International Inc.	11,978	192
*	Zale Corp.	26,866	192
	Marine Products Corp.	34,069	188
*	Leapfrog Enterprises Inc.	45,463	187
	Superior Industries International Inc.	12,893	183
*	1-800-Flowers.com Inc. Class A	52,007	179
*	Tuesday Morning Corp.	42,595	177
*	Systemax Inc.	14,469	175
*	RCN Corp.	18,677	174
*	Knology Inc.	17,561	171
	Jackson Hewitt Tax Service Inc.	33,332	170
	Sonic Automotive Inc. Class A	16,019	168
*	Retail Ventures Inc.	31,829	168
*	Ulta Salon Cosmetics & Fragrance Inc.	10,105	167
*	Tween Brands Inc.	19,204	161
*	Pier 1 Imports Inc.	41,411	160
*	Dorman Products Inc.	10,525	158
*	Cache Inc.	31,150	154
*	EW Scripps Co. Class A	20,460	153
*	Stamps.com Inc.	16,013	148
*	Core-Mark Holding Co. Inc.	5,149	147
*	Gaiam Inc. Class A	20,924	146
*	hhgregg Inc.	8,586	145
*	DSW Inc. Class A	9,000	144
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		106,553	142
*	Smith & Wesson Holding Corp.	27,010	141
*	Dolan Media Co.	11,737	141
*	Morgans Hotel Group Co.	25,940	141
*	K12 Inc.	8,520	140
*	Bluegreen Corp.	45,838	140
	Kenneth Cole Productions Inc. Class A	13,837	139
*	Cost Plus Inc.	67,628	137
	Talbots Inc.	14,765	136
*	Warner Music Group Corp.	24,636	136
	AH Belo Corp. Class A	41,521	134
	Sturm Ruger & Co. Inc.	10,247	133
	Dover Downs Gaming & Entertainment Inc.	23,170	132
*	AC Moore Arts & Crafts Inc.	36,490	131
*	Entercom Communications Corp. Class A	24,735	126
*	Benihana Inc. Class A	21,913	126
*	Kid Brands Inc.	20,250	126
*	Valuevision Media Inc. Class A	36,883	122
	Journal Communications Inc. Class A	33,154	122
*	Princeton Review Inc.	28,495	120
*,^ Gander Mountain Co.		23,201	119
*	Multimedia Games Inc.	23,244	119
	McClatchy Co. Class A	45,433	116
*	Zumiez Inc.	7,082	116
*	dELiA*s Inc.	53,372	115
*	Casual Male Retail Group Inc.	33,081	114
	Hooker Furniture Corp.	8,400	113
	Gray Television Inc.	48,812	113
*	Lincoln Educational Services Corp.	4,914	112
*	Midas Inc.	11,909	112
*	Entravision Communications Corp. Class A	64,225	111

* M/I Homes Inc.	8,173	111
Speedway Motorsports Inc.	7,697	111
* Stein Mart Inc.	8,688	110
Media General Inc. Class A	12,780	109
* Luby's Inc.	25,857	109
* Landry's Restaurants Inc.	10,282	108
* Select Comfort Corp.	22,497	107
^ Bon-Ton Stores Inc.	14,510	106
* Universal Electronics Inc.	5,148	105
* Rentrak Corp.	5,600	100
Bassett Furniture Industries Inc.	23,287	100
* New York & Co. Inc.	19,325	99
* LodgeNet Interactive Corp.	12,943	98
* Cumulus Media Inc. Class A	56,253	97
* Caribou Coffee Co. Inc.	12,577	91
* iRobot Corp.	7,161	88
* Steak N Shake Co.	7,483	88
* Monarch Casino & Resort Inc.	8,027	86
News Corp. Class B	6,073	85
Sinclair Broadcast Group Inc. Class A	23,450	84
Stanley Furniture Co. Inc.	7,945	82
* Nautilus Inc.	48,102	82
Lee Enterprises Inc./IA	29,094	80
Weyco Group Inc.	3,422	78
* West Marine Inc.	9,677	76
* Harris Interactive Inc.	73,072	75
* Navarre Corp.	32,814	72
* Lumber Liquidators Inc.	3,225	70
* Destination Maternity Corp.	3,852	70
* Steinway Musical Instruments	5,874	70
* Grand Canyon Education Inc.	3,600	64
* Bidz.com Inc.	18,299	64
* Playboy Enterprises Inc. Class B	20,792	63
* Sealy Corp.	19,178	61
* Shoe Carnival Inc.	3,817	59
Strattec Security Corp.	4,111	59
* Town Sports International Holdings Inc.	22,000	55
* Carrols Restaurant Group Inc.	7,300	55
* Century Casinos Inc.	18,779	54
* Emmis Communications Corp. Class A	63,231	53
* Empire Resorts Inc.	17,520	53
Beasley Broadcasting Group Inc. Class A	14,447	52
Spartan Motors Inc.	10,012	51
Skyline Corp.	2,242	51
* Cosi Inc.	77,053	49
* Rex Stores Corp.	4,209	46
* LIN TV Corp. Class A	9,610	45
* Shiloh Industries Inc.	10,059	45
Primedia Inc.	17,570	44
* MTR Gaming Group Inc.	14,457	44
* Global Traffic Network Inc.	8,486	40
* Pomeroy IT Solutions Inc.	6,047	39
* Duckwall-ALCO Stores Inc.	2,152	39
* 4Kids Entertainment Inc.	22,543	38
Heelys Inc.	16,400	35
* Orbitz Worldwide Inc.	5,400	33
* Einstein Noah Restaurant Group Inc.	2,600	31
* Raser Technologies Inc.	20,100	31

* Benihana Inc. Class A	5,006	30
* Stoneridge Inc.	4,152	29
* Lodgian Inc.	16,897	28
* Escalade Inc.	10,730	27
* Palm Harbor Homes Inc.	9,203	27
* Dixie Group Inc.	8,586	26
* Champion Enterprises Inc.	55,389	25
* Orleans Homebuilders Inc.	8,178	25
* Youbet.com Inc.	11,828	25
* EDCI Holdings Inc.	4,094	24
* Reading International Inc. Class A	5,900	24
* Lazare Kaplan International Inc.	9,594	24
* MAXXAM Inc.	2,278	23
* Radio One Inc.	22,460	22
Lifetime Brands Inc.	3,800	22
* Famous Dave's Of America Inc.	3,695	22
* Salem Communications Corp. Class A	9,254	21
* FGX International Holdings Ltd.	1,400	20
* McCormick & Schmick's Seafood Restaurants Inc.	2,500	19
* Red Lion Hotels Corp.	2,812	16
* Daily Journal Corp.	260	14
* Blockbuster Inc. Class B	21,904	13
* Craftmade International Inc.	4,100	13
* California Coastal Communities Inc.	7,820	12
* Hastings Entertainment Inc./United States	2,708	12
* Emerson Radio Corp.	8,900	11
* Saga Communications Inc. Class A	825	11
* Outdoor Channel Holdings Inc.	1,667	11
* Nexstar Broadcasting Group Inc. Class A	2,995	10
* Jamba Inc.	5,000	9
Lakes Entertainment Inc.	2,600	9
* Great Wolf Resorts Inc.	2,310	8
* Hollywood Media Corp.	5,340	8
Johnson Outdoors Inc. Class A	900	8
* Trans World Entertainment	8,888	8
* Spanish Broadcasting System Inc.	16,763	8
Dover Motorsports Inc.	4,394	7
* Atrinsic Inc.	5,453	6
* Ruth's Hospitality Group Inc.	1,000	4
Sport Supply Group Inc.	300	3
Flexsteel Industries	300	3
* Radio One Inc. Class A	1,680	2
* Gaming Partners International Corp.	282	2
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	332	—
		1,151,134
Consumer Staples (9.8%)
Procter & Gamble Co.	2,862,214	165,779
Wal-Mart Stores Inc.	2,305,422	113,173
Coca-Cola Co.	2,045,991	109,870
Philip Morris International Inc.	1,926,270	93,886
PepsiCo Inc./NC	1,528,765	89,677
CVS Caremark Corp.	1,429,625	51,095
Kraft Foods Inc.	1,446,237	37,993
Colgate-Palmolive Co.	490,865	37,443
Walgreen Co.	974,484	36,514
Altria Group Inc.	2,030,411	36,162
Costco Wholesale Corp.	426,429	24,076

	Kimberly-Clark Corp.	407,008	24,005
	General Mills Inc.	323,023	20,796
	Archer-Daniels-Midland Co.	567,325	16,577
	Sysco Corp.	579,229	14,394
	Avon Products Inc.	419,215	14,237
	Kellogg Co.	263,442	12,969
	Kroger Co.	609,746	12,585
	Lorillard Inc.	165,428	12,291
	HJ Heinz Co.	308,945	12,281
	ConAgra Foods Inc.	439,947	9,538
	Safeway Inc.	418,503	8,253
	Bunge Ltd.	130,190	8,151
	Clorox Co.	136,817	8,048
	Reynolds American Inc.	171,978	7,656
	Molson Coors Brewing Co. Class B	149,051	7,256
	Sara Lee Corp.	650,303	7,244
*	Dr Pepper Snapple Group Inc.	249,852	7,183
	Campbell Soup Co.	208,651	6,806
	Coca-Cola Enterprises Inc.	288,538	6,178
	JM Smucker Co.	116,515	6,176
	Hershey Co.	155,577	6,046
	Pepsi Bottling Group Inc.	147,379	5,371
*	Whole Foods Market Inc.	138,494	4,223
*	Energizer Holdings Inc.	63,224	4,194
	Estee Lauder Cos. Inc. Class A	111,213	4,124
	McCormick & Co. Inc./MD	116,287	3,947
	Church & Dwight Co. Inc.	69,129	3,922
	Brown-Forman Corp. Class B	78,467	3,784
	Tyson Foods Inc. Class A	288,212	3,640
*	Ralcorp Holdings Inc.	55,915	3,269
*	Dean Foods Co.	178,101	3,168
	SUPERVALU Inc.	209,201	3,151
*	Constellation Brands Inc. Class A	195,068	2,955
*	Hansen Natural Corp.	76,237	2,801
	Hormel Foods Corp.	72,964	2,592
*,^ Green Mountain Coffee Roasters Inc.		33,826	2,498
	Alberto-Culver Co. Class B	87,320	2,417
	Del Monte Foods Co.	195,935	2,269
*	NBTY Inc.	55,078	2,180
	Flowers Foods Inc.	82,472	2,168
	Corn Products International Inc.	73,694	2,102
*	Smithfield Foods Inc.	147,566	2,036
	Herbalife Ltd.	61,190	2,003
*	BJ's Wholesale Club Inc.	53,857	1,951
	PepsiAmericas Inc.	61,867	1,767
*	Central European Distribution Corp.	50,065	1,640
	Casey's General Stores Inc.	50,640	1,589
	Mead Johnson Nutrition Co. Class A	34,525	1,557
*	Chattem Inc.	17,505	1,163
*	TreeHouse Foods Inc.	31,452	1,122
	Ruddick Corp.	41,167	1,096
	Universal Corp./VA	24,799	1,037
*	Rite Aid Corp.	612,335	1,004
	Lancaster Colony Corp.	19,210	985
*	United Natural Foods Inc.	40,755	975
	Nu Skin Enterprises Inc. Class A	50,702	940
*	Chiquita Brands International Inc.	56,720	917
	Andersons Inc.	23,782	837

	Vector Group Ltd.	46,359	722
*	Winn-Dixie Stores Inc.	54,521	715
*	Hain Celestial Group Inc.	36,356	697
	J&J Snack Foods Corp.	15,732	679
	Sanderson Farms Inc.	16,925	637
	Lance Inc.	24,490	632
*	Bare Escentuals Inc.	48,402	576
*	Darling International Inc.	76,640	563
	Tootsie Roll Industries Inc.	20,239	481
	Cal-Maine Foods Inc.	17,664	473
*	Medifast Inc.	21,662	471
	Coca-Cola Bottling Co. Consolidated	9,340	452
*	Central Garden and Pet Co.	35,086	412
*	American Italian Pasta Co.	14,595	397
*	Pantry Inc.	25,171	395
	WD-40 Co.	12,845	365
	Diamond Foods Inc.	11,432	363
*	Central Garden and Pet Co. Class A	32,698	357
	Inter Parfums Inc.	28,460	348
	Ingles Markets Inc. Class A	20,750	328
	Nash Finch Co.	11,939	326
*,^ American Oriental Bioengineering Inc.		66,861	325
*	Alliance One International Inc.	70,342	315
*	Prestige Brands Holdings Inc.	43,870	309
*	Boston Beer Co. Inc. Class A	7,839	291
*	Smart Balance Inc.	44,578	274
*	Heckmann Corp.	49,400	226
*	John B. Sanfilippo & Son Inc.	19,463	226
*	Great Atlantic & Pacific Tea Co.	24,812	221
	Arden Group Inc.	1,822	218
*	American Dairy Inc.	7,568	214
	Pricesmart Inc.	11,006	206
	Weis Markets Inc.	6,287	201
*	Elizabeth Arden Inc.	15,128	178
	Alico Inc.	5,905	174
	B&G Foods Inc. Class A	20,892	171
*	Lifeway Foods Inc.	15,308	168
	Spartan Stores Inc.	11,601	164
	Farmer Bros Co.	6,656	138
*	USANA Health Sciences Inc.	3,935	134
*	Susser Holdings Corp.	10,675	134
	Imperial Sugar Co.	10,200	129
*	Omega Protein Corp.	26,493	129
*	Reddy Ice Holdings Inc.	22,460	122
*	Zapata Corp.	17,400	121
	Mannatech Inc.	31,039	119
	Griffin Land & Nurseries Inc.	3,583	115
*	HQ Sustainable Maritime Industries Inc.	12,000	106
*,^ Star Scientific Inc.		94,615	88
*	National Beverage Corp.	7,497	86
	Oil-Dri Corp. of America	4,218	61
*	Overhill Farms Inc.	9,500	58
*	Parlux Fragrances Inc.	20,700	45
*	Female Health Co.	8,774	44
*	Revlon Inc. Class A	8,572	42
*	Physicians Formula Holdings Inc.	11,700	33
*	Nutraceutical International Corp.	2,905	33
*	Seneca Foods Corp. Class A	800	22

* MGP Ingredients Inc.	4,634	20
* Inventure Group Inc.	5,277	15
Tasty Baking Co.	1,568	10
* Jones Soda Co.	12,240	10
Calavo Growers Inc.	498	9
Village Super Market Inc. Class A	200	6
Schiff Nutrition International Inc.	484	3
* Monterey Gourmet Foods Inc.	1,069	2
		1,127,836
Energy (11.0%)
Exxon Mobil Corp.	4,791,833	328,768
Chevron Corp.	1,968,527	138,643
Schlumberger Ltd.	1,174,803	70,018
ConocoPhillips	1,382,090	62,415
Occidental Petroleum Corp.	795,951	62,403
Anadarko Petroleum Corp.	490,561	30,773
Apache Corp.	329,352	30,244
Devon Energy Corp.	414,360	27,899
* Transocean Ltd.	315,111	26,951
Halliburton Co.	880,895	23,890
XTO Energy Inc.	541,108	22,359
Marathon Oil Corp.	694,987	22,170
EOG Resources Inc.	245,763	20,524
* National Oilwell Varco Inc.	410,583	17,708
Chesapeake Energy Corp.	584,099	16,588
Hess Corp.	288,997	15,450
* Southwestern Energy Co.	337,392	14,400
* Weatherford International Ltd.	685,584	14,212
Baker Hughes Inc.	304,681	12,998
Spectra Energy Corp.	634,480	12,017
Noble Energy Inc.	170,580	11,251
Valero Energy Corp.	547,525	10,617
Murphy Oil Corp.	177,957	10,245
Williams Cos. Inc.	570,658	10,198
Peabody Energy Corp.	263,157	9,795
Noble Corp.	256,456	9,735
* Cameron International Corp.	213,720	8,083
Consol Energy Inc.	177,443	8,004
Range Resources Corp.	153,697	7,586
* Ultra Petroleum Corp.	148,887	7,290
* PetroHawk Energy Corp.	295,927	7,164
El Paso Corp.	689,741	7,118
Diamond Offshore Drilling Inc.	68,399	6,533
* FMC Technologies Inc.	121,787	6,362
Smith International Inc.	215,347	6,180
ENSCO International Inc.	139,499	5,934
* Nabors Industries Ltd.	278,448	5,820
BJ Services Co.	287,676	5,590
* Newfield Exploration Co.	130,556	5,556
* Pride International Inc.	171,210	5,212
* Alpha Natural Resources Inc.	117,962	4,140
Helmerich & Payne Inc.	103,823	4,104
Pioneer Natural Resources Co.	112,481	4,082
* Plains Exploration & Production Co.	135,009	3,734
* Denbury Resources Inc.	245,603	3,716
Cabot Oil & Gas Corp.	102,276	3,656
Cimarex Energy Co.	82,107	3,557

Arch Coal Inc.	157,728	3,491
* Kinder Morgan Management LLC	72,944	3,454
* EXCO Resources Inc.	177,136	3,311
Sunoco Inc.	115,331	3,281
* Oceaneering International Inc.	54,125	3,072
* Whiting Petroleum Corp.	50,279	2,895
Rowan Cos. Inc.	111,619	2,575
* Dresser-Rand Group Inc.	81,462	2,531
Tidewater Inc.	50,713	2,388
Massey Energy Co.	84,389	2,354
* Concho Resources Inc./Midland TX	63,416	2,303
Southern Union Co.	110,474	2,297
Patterson-UTI Energy Inc.	151,760	2,292
Core Laboratories NV	21,518	2,218
Tesoro Corp./Texas	136,886	2,051
* Forest Oil Corp.	103,265	2,021
* Atwood Oceanics Inc.	57,147	2,016
St Mary Land & Exploration Co.	61,819	2,007
* Encore Acquisition Co.	52,071	1,947
* Comstock Resources Inc.	46,142	1,849
* Unit Corp.	44,625	1,841
* Superior Energy Services Inc.	77,182	1,738
* Oil States International Inc.	49,261	1,731
* Quicksilver Resources Inc.	117,926	1,673
* SandRidge Energy Inc.	126,535	1,640
* Dril-Quip Inc.	31,142	1,546
* SEACOR Holdings Inc.	18,933	1,545
Frontier Oil Corp.	103,363	1,439
* Mariner Energy Inc.	99,914	1,417
* Helix Energy Solutions Group Inc.	92,918	1,392
* Exterran Holdings Inc.	58,555	1,390
* Arena Resources Inc.	38,099	1,353
World Fuel Services Corp.	27,865	1,339
* Bill Barrett Corp.	40,447	1,326
* Continental Resources Inc./OK	33,584	1,315
Holly Corp.	42,511	1,089
* Key Energy Services Inc.	121,959	1,061
Penn Virginia Corp.	45,114	1,034
CARBO Ceramics Inc.	19,830	1,022
* Patriot Coal Corp.	86,057	1,012
* Atlas Energy Inc.	37,103	1,004
* Brigham Exploration Co.	108,673	987
Berry Petroleum Co. Class A	36,443	976
* Global Industries Ltd.	102,555	974
Overseas Shipholding Group Inc.	25,135	939
* CNX Gas Corp.	30,039	922
* Cal Dive International Inc.	93,156	921
* NATCO Group Inc.	20,106	890
* Swift Energy Co.	36,750	870
* Bristow Group Inc.	27,671	822
* ATP Oil & Gas Corp.	44,212	791
Lufkin Industries Inc.	14,230	757
* International Coal Group Inc.	186,441	751
* Stone Energy Corp.	43,834	715
* BPZ Resources Inc.	92,321	694
* Complete Production Services Inc.	61,210	692
* Tetra Technologies Inc.	69,572	674
* Contango Oil & Gas Co.	13,116	670

* Parker Drilling Co.	121,003	661
* Rosetta Resources Inc.	42,985	631
* Clean Energy Fuels Corp.	43,279	624
* Gulfmark Offshore Inc.	19,014	623
* Enbridge Energy Management LLC	13,488	608
* Carrizo Oil & Gas Inc.	24,687	605
* Goodrich Petroleum Corp.	23,069	595
* Hornbeck Offshore Services Inc.	21,600	595
* Allis-Chalmers Energy Inc.	120,717	526
* McMoRan Exploration Co.	68,390	516
* USEC Inc.	108,108	507
* Seahawk Drilling Inc.	15,785	491
* James River Coal Co.	25,365	485
* Hercules Offshore Inc.	95,316	468
* ION Geophysical Corp.	132,576	467
* Willbros Group Inc.	28,800	439
* Matrix Service Co.	37,874	412
* Pioneer Drilling Co.	49,909	366
Vaalco Energy Inc.	79,143	364
General Maritime Corp.	46,540	360
* Oilsands Quest Inc.	312,358	353
Delek US Holdings Inc.	38,923	334
* Western Refining Inc.	50,739	327
* Basic Energy Services Inc.	38,009	323
Alon USA Energy Inc.	31,362	311
* Dawson Geophysical Co.	11,220	307
W&T Offshore Inc.	25,526	299
Gulf Island Fabrication Inc.	15,184	285
* Approach Resources Inc.	30,248	275
* Newpark Resources Inc.	82,326	264
* Clayton Williams Energy Inc.	8,511	256
* Petroquest Energy Inc.	39,386	256
* GMX Resources Inc.	16,254	255
* Geokinetics Inc.	11,700	248
* Venoco Inc.	21,297	245
* Delta Petroleum Corp.	133,048	233
* Bronco Drilling Co. Inc.	34,640	227
RPC Inc.	20,231	212
* Petroleum Development Corp.	10,985	205
* Abraxas Petroleum Corp.	114,376	205
* Endeavour International Corp.	165,325	200
* T-3 Energy Services Inc.	9,304	183
* FX Energy Inc.	55,135	178
Crosstex Energy Inc.	33,324	176
* CREDO Petroleum Corp.	16,623	168
* Natural Gas Services Group Inc.	9,200	162
* PHI Inc.	6,963	141
* Harvest Natural Resources Inc.	26,088	134
Toreador Resources Corp.	12,850	128
* CVR Energy Inc.	10,226	127
* Bolt Technology Corp.	8,431	106
* ENGlobal Corp.	24,700	102
* Evergreen Energy Inc.	163,536	101
* Double Eagle Petroleum Co.	19,340	92
* Cheniere Energy Inc.	31,466	92
* Union Drilling Inc.	12,040	92
* Rentech Inc.	56,482	92
* American Oil & Gas Inc.	44,792	88

*	Tesco Corp.	10,100	81
*	Warren Resources Inc.	26,047	77
*	Syntroleum Corp.	28,304	76
*	Gulfport Energy Corp.	8,672	76
*	OYO Geospace Corp.	2,929	76
*,^ Sulphco Inc.		53,850	74
*	Parallel Petroleum Corp.	22,879	73
*	Callon Petroleum Co.	37,149	68
*	HKN Inc.	16,344	51
*	Superior Well Services Inc.	4,900	47
*	Boots & Coots Inc.	27,400	44
*	Kodiak Oil & Gas Corp.	17,400	42
*	Trico Marine Services Inc./United States	4,901	38
*	Westmoreland Coal Co.	3,998	33
*	Gasco Energy Inc.	64,680	32
*	Meridian Resource Corp.	72,640	30
*	Mitcham Industries Inc.	4,004	25
*	Verenium Corp.	2,594	18
*	Cano Petroleum Inc.	12,200	15
*	Pacific Ethanol Inc.	26,820	14
	Panhandle Oil and Gas Inc. Class A	600	13
*	Uranium Resources Inc.	7,500	9
	Barnwell Industries Inc.	1,802	8
*	RAM Energy Resources Inc.	3,700	4
*	TGC Industries Inc.	287	1
			1,264,147
Financials (15.9%)
	JPMorgan Chase & Co.	3,691,457	161,760
	Bank of America Corp.	8,486,354	143,589
	Wells Fargo & Co.	4,295,850	121,057
	Goldman Sachs Group Inc.	469,546	86,561
	Citigroup Inc.	15,727,959	76,123
	US Bancorp	1,863,354	40,733
	Morgan Stanley	1,156,782	35,721
	American Express Co.	1,032,660	35,007
	Bank of New York Mellon Corp.	1,174,744	34,056
*	Berkshire Hathaway Inc. Class B	9,636	32,020
	MetLife Inc.	804,367	30,622
	Travelers Cos. Inc.	575,225	28,318
	State Street Corp.	477,624	25,123
	Prudential Financial Inc.	447,836	22,351
	PNC Financial Services Group Inc.	437,092	21,238
	Aflac Inc.	458,936	19,615
	Simon Property Group Inc.	277,801	19,288
	Charles Schwab Corp.	967,609	18,530
	BB&T Corp.	669,239	18,230
	CME Group Inc.	58,647	18,074
	ACE Ltd.	329,850	17,634
	Chubb Corp.	345,689	17,426
	Franklin Resources Inc.	159,316	16,027
	Capital One Financial Corp.	443,483	15,846
	Allstate Corp.	500,326	15,320
	Marsh & McLennan Cos. Inc.	514,150	12,715
	Northern Trust Corp.	211,346	12,292
	Loews Corp.	342,602	11,734
	T Rowe Price Group Inc.	250,872	11,465
*	Progressive Corp.	636,785	10,558

SunTrust Banks Inc.	457,242	10,311
Vornado Realty Trust	156,010	10,049
AON Corp.	245,210	9,978
Annaly Capital Management Inc.	534,499	9,696
Public Storage	123,902	9,322
Invesco Ltd.	404,879	9,215
Ameriprise Financial Inc.	251,242	9,128
Boston Properties Inc.	134,185	8,796
Discover Financial Services	528,920	8,584
Hartford Financial Services Group Inc.	319,779	8,474
Principal Financial Group Inc.	305,700	8,373
Equity Residential	269,411	8,271
HCP Inc.	286,305	8,228
Lincoln National Corp.	291,655	7,557
Fifth Third Bancorp	743,976	7,536
NYSE Euronext	255,854	7,392
Unum Group	326,445	6,999
Host Hotels & Resorts Inc.	583,071	6,863
Regions Financial Corp.	1,077,199	6,689
Hudson City Bancorp Inc.	462,522	6,082
Ventas Inc.	154,133	5,934
* IntercontinentalExchange Inc.	60,988	5,927
XL Capital Ltd. Class A	336,802	5,881
AvalonBay Communities Inc.	78,766	5,729
Genworth Financial Inc. Class A	474,246	5,667
People's United Financial Inc.	342,961	5,336
Everest Re Group Ltd.	60,597	5,314
* American International Group Inc.	119,121	5,254
ProLogis	435,870	5,196
* TD Ameritrade Holding Corp.	258,659	5,075
Keycorp	768,221	4,993
Plum Creek Timber Co. Inc.	160,331	4,913
Health Care REIT Inc.	117,955	4,909
^ M&T Bank Corp.	74,830	4,663
Willis Group Holdings Ltd.	164,761	4,650
* Leucadia National Corp.	187,837	4,643
Kimco Realty Corp.	352,210	4,593
BlackRock Inc.	20,896	4,531
Comerica Inc.	148,728	4,413
* Berkshire Hathaway Inc. Class A	43	4,343
Legg Mason Inc.	139,636	4,333
PartnerRe Ltd.	55,792	4,293
Moody's Corp.	197,180	4,034
Axis Capital Holdings Ltd.	133,224	4,021
* SLM Corp.	460,932	4,019
Cincinnati Financial Corp.	152,240	3,957
Assurant Inc.	116,126	3,723
New York Community Bancorp Inc.	323,067	3,689
WR Berkley Corp.	141,971	3,589
Federal Realty Investment Trust	58,286	3,577
Torchmark Corp.	81,444	3,537
RenaissanceRe Holdings Ltd.	61,449	3,365
Fidelity National Financial Inc. Class A	220,428	3,324
AMB Property Corp.	144,476	3,316
Liberty Property Trust	101,726	3,309
Digital Realty Trust Inc.	71,378	3,263
SL Green Realty Corp.	73,239	3,212
Reinsurance Group of America Inc. Class A	71,943	3,209

Rayonier Inc.	78,069	3,194
Huntington Bancshares Inc./OH	668,698	3,150
Nationwide Health Properties Inc.	101,596	3,148
Eaton Vance Corp.	109,333	3,060
* Markel Corp.	9,216	3,040
HCC Insurance Holdings Inc.	110,480	3,022
* NASDAQ OMX Group Inc.	139,904	2,945
Regency Centers Corp.	79,146	2,932
* MSCI Inc. Class A	98,848	2,928
Old Republic International Corp.	237,870	2,897
* First Horizon National Corp.	215,650	2,853
* Arch Capital Group Ltd.	41,888	2,829
* Jefferies Group Inc.	101,687	2,769
Cullen/Frost Bankers Inc.	52,892	2,731
Marshall & Ilsley Corp.	330,666	2,668
* St Joe Co.	91,360	2,660
Duke Realty Corp.	221,401	2,659
* Affiliated Managers Group Inc.	40,703	2,646
Realty Income Corp.	103,096	2,644
Transatlantic Holdings Inc.	52,434	2,631
* CB Richard Ellis Group Inc. Class A	222,713	2,615
Camden Property Trust	64,433	2,597
SEI Investments Co.	131,932	2,596
First American Corp.	78,335	2,536
Janus Capital Group Inc.	177,279	2,514
Hospitality Properties Trust	121,126	2,467
Mack-Cali Realty Corp.	75,846	2,452
Waddell & Reed Financial Inc.	85,347	2,428
Arthur J Gallagher & Co.	99,378	2,422
White Mountains Insurance Group Ltd.	7,873	2,417
Federated Investors Inc. Class B	91,336	2,409
Senior Housing Properties Trust	125,833	2,405
Commerce Bancshares Inc./Kansas City MO	64,256	2,393
Validus Holdings Ltd.	92,121	2,377
Macerich Co.	77,649	2,355
UDR Inc.	149,157	2,348
Alexandria Real Estate Equities Inc.	42,754	2,324
Chimera Investment Corp.	603,456	2,305
Brown & Brown Inc.	118,674	2,274
Raymond James Financial Inc.	97,481	2,269
Weingarten Realty Investors	112,562	2,242
Highwoods Properties Inc.	69,266	2,178
Aspen Insurance Holdings Ltd.	82,201	2,176
Essex Property Trust Inc.	27,247	2,168
First Niagara Financial Group Inc.	174,951	2,157
MFA Financial Inc.	270,557	2,154
Assured Guaranty Ltd.	109,256	2,122
Corporate Office Properties Trust SBI/MD	56,963	2,101
Hanover Insurance Group Inc.	50,773	2,098
* AmeriCredit Corp.	131,095	2,070
Allied World Assurance Co. Holdings Ltd.	41,694	1,998
Bank of Hawaii Corp.	47,339	1,966
StanCorp Financial Group Inc.	48,361	1,952
Zions Bancorporation	108,354	1,947
Jones Lang LaSalle Inc.	40,975	1,941
* Knight Capital Group Inc. Class A	87,794	1,909
Taubman Centers Inc.	52,704	1,902
American Financial Group Inc./OH	74,495	1,900

*	E*Trade Financial Corp.	1,044,920	1,829
	Washington Federal Inc.	108,339	1,827
	Platinum Underwriters Holdings Ltd.	50,833	1,822
	Bancorpsouth Inc.	73,973	1,806
	Protective Life Corp.	82,670	1,771
	Endurance Specialty Holdings Ltd.	48,439	1,767
	Greenhill & Co. Inc.	19,554	1,752
	National Retail Properties Inc.	79,448	1,706
	Apartment Investment & Management Co.	115,531	1,704
	City National Corp./CA	43,033	1,675
	HRPT Properties Trust	222,350	1,672
*,^ Federal National Mortgage Assn.		1,099,647	1,671
	Washington Real Estate Investment Trust	57,674	1,661
	Valley National Bancorp	133,578	1,642
*	ProAssurance Corp.	31,139	1,625
	Synovus Financial Corp.	429,762	1,612
	BRE Properties Inc.	50,953	1,595
	FirstMerit Corp.	82,026	1,561
	Westamerica Bancorporation	29,134	1,515
	Apollo Investment Corp.	158,310	1,512
	TCF Financial Corp.	114,158	1,489
	Forest City Enterprises Inc. Class A	111,233	1,487
*	Stifel Financial Corp.	26,989	1,482
	Tanger Factory Outlet Centers	39,350	1,469
	Prosperity Bancshares Inc.	41,094	1,430
*	SVB Financial Group	32,827	1,420
*	Alleghany Corp.	5,460	1,414
	Home Properties Inc.	32,703	1,409
	Associated Banc-Corp	120,801	1,380
	Odyssey Re Holdings Corp.	21,051	1,364
	American Campus Communities Inc.	50,694	1,361
	BioMed Realty Trust Inc.	98,033	1,353
	Brandywine Realty Trust	122,472	1,352
	Montpelier Re Holdings Ltd.	80,740	1,318
	Omega Healthcare Investors Inc.	81,959	1,313
	Fulton Financial Corp.	174,131	1,282
	Mid-America Apartment Communities Inc.	28,208	1,273
*	MBIA Inc.	163,358	1,268
	Developers Diversified Realty Corp.	135,080	1,248
	Healthcare Realty Trust Inc.	58,899	1,245
	LaSalle Hotel Properties	62,915	1,237
	Equity Lifestyle Properties Inc.	28,386	1,215
	UMB Financial Corp.	29,960	1,212
*	Investment Technology Group Inc.	43,218	1,207
	Entertainment Properties Trust	35,040	1,196
	Douglas Emmett Inc.	96,681	1,187
	CBL & Associates Properties Inc.	122,246	1,186
	Ares Capital Corp.	107,568	1,185
*,^ Federal Home Loan Mortgage Corp.		642,496	1,156
	Kilroy Realty Corp.	41,584	1,154
	Zenith National Insurance Corp.	37,318	1,153
	Erie Indemnity Co. Class A	30,762	1,152
*	Signature Bank/New York NY	39,599	1,148
	Potlatch Corp.	39,728	1,130
	CapitalSource Inc.	257,268	1,117
	Redwood Trust Inc.	71,613	1,110
	BOK Financial Corp.	23,656	1,096
	TFS Financial Corp.	91,092	1,084

Delphi Financial Group Inc.	47,623	1,078
* PHH Corp.	54,168	1,075
Hatteras Financial Corp.	35,538	1,065
* Argo Group International Holdings Ltd.	30,985	1,044
NewAlliance Bancshares Inc.	95,833	1,025
DCT Industrial Trust Inc.	199,971	1,022
Max Capital Group Ltd.	47,774	1,021
* KBW Inc.	31,281	1,008
PrivateBancorp Inc.	40,663	995
Mercury General Corp.	27,418	992
Wilmington Trust Corp.	69,270	984
PS Business Parks Inc.	19,067	978
* Conseco Inc.	185,447	975
MB Financial Inc.	46,100	967
RLI Corp.	18,285	965
Unitrin Inc.	49,356	962
EastGroup Properties Inc.	24,967	954
* Piper Jaffray Cos.	19,789	944
Popular Inc.	331,005	937
Old National Bancorp/IN	82,985	929
Trustmark Corp.	48,779	929
Franklin Street Properties Corp.	70,818	928
* MGIC Investment Corp.	124,660	924
Astoria Financial Corp.	83,238	919
Glacier Bancorp Inc.	60,939	910
^ American Capital Ltd.	277,546	896
Hancock Holding Co.	23,825	895
Tower Group Inc.	36,637	894
Capstead Mortgage Corp.	63,852	888
Cash America International Inc.	29,171	880
^ Equity One Inc.	56,015	878
Umpqua Holdings Corp.	82,268	872
Radian Group Inc.	82,413	872
Iberiabank Corp.	19,023	867
* DiamondRock Hospitality Co.	106,425	862
Extra Space Storage Inc.	81,424	859
Post Properties Inc.	47,139	848
International Bancshares Corp.	51,716	843
CVB Financial Corp.	109,974	835
Selective Insurance Group	52,902	832
Community Bank System Inc.	44,984	822
First Financial Bankshares Inc.	16,517	817
* Interactive Brokers Group Inc.	40,987	814
^ United Bankshares Inc.	41,364	810
Anworth Mortgage Asset Corp.	102,725	809
First Financial Bancorp	66,435	801
NBT Bancorp Inc.	35,508	800
Acadia Realty Trust	52,547	792
FNB Corp./PA	110,937	789
Sovran Self Storage Inc.	25,671	781
* Navigators Group Inc.	14,131	777
First Midwest Bancorp Inc./IL	68,637	774
East West Bancorp Inc.	92,924	771
optionsXpress Holdings Inc.	44,092	762
PacWest Bancorp	39,548	753
Allied Capital Corp.	241,565	742
National Health Investors Inc.	23,417	741
Ambac Financial Group Inc.	440,274	740

Wintrust Financial Corp.	25,971	726
Employers Holdings Inc.	46,595	721
Capitol Federal Financial	21,875	720
Boston Private Financial Holdings Inc.	109,198	711
City Holding Co.	23,410	698
Brookline Bancorp Inc.	71,610	696
First Citizens BancShares Inc./NC Class A	4,255	677
* MF Global Ltd.	92,707	674
* Portfolio Recovery Associates Inc.	14,868	674
Columbia Banking System Inc.	40,550	671
Chemical Financial Corp.	30,639	668
National Penn Bancshares Inc.	106,514	651
Sterling Bancshares Inc./TX	87,860	642
Park National Corp.	10,936	638
Bank Mutual Corp.	69,691	616
Independent Bank Corp./Rockland MA	27,611	611
First Commonwealth Financial Corp.	105,416	599
Whitney Holding Corp./LA	62,610	597
* Dollar Financial Corp.	36,804	590
Financial Federal Corp.	23,553	581
Bank of the Ozarks Inc.	21,883	581
Trustco Bank Corp. NY	92,265	577
Cohen & Steers Inc.	23,862	573
* Ocwen Financial Corp.	49,930	565
* Investors Bancorp Inc.	53,223	565
Infinity Property & Casualty Corp.	13,184	560
* Pico Holdings Inc.	16,624	554
Evercore Partners Inc. Class A	18,942	553
* Texas Capital Bancshares Inc.	32,563	548
Cathay General Bancorp	67,736	548
Webster Financial Corp.	43,636	544
Community Trust Bancorp Inc.	20,691	541
* World Acceptance Corp.	21,358	538
* Hilltop Holdings Inc.	43,532	534
American Equity Investment Life Holding Co.	75,896	533
Provident New York Bancorp	55,261	528
Berkshire Hills Bancorp Inc.	23,933	525
Duff & Phelps Corp. Class A	27,390	525
American Capital Agency Corp.	18,356	522
FBL Financial Group Inc. Class A	26,773	520
Provident Financial Services Inc.	50,100	516
Saul Centers Inc.	15,915	511
Arrow Financial Corp.	18,709	511
Investors Real Estate Trust	55,708	504
Horace Mann Educators Corp.	36,039	503
Alexander's Inc.	1,687	499
Phoenix Cos. Inc.	152,103	494
Dime Community Bancshares	43,104	493
Home Bancshares Inc./Conway AR	22,365	490
Colonial Properties Trust	50,295	489
* AMERISAFE Inc.	27,846	480
Inland Real Estate Corp.	54,734	479
Calamos Asset Management Inc. Class A	36,700	479
Susquehanna Bancshares Inc.	80,896	476
American Physicians Capital Inc.	16,532	476
Cousins Properties Inc.	57,279	474
^ CIT Group Inc.	389,290	471
Safety Insurance Group Inc.	13,230	436

	GFI Group Inc.	60,017	434
	Bancfirst Corp.	11,676	431
*	Beneficial Mutual Bancorp Inc.	46,444	424
	Northwest Bancorp Inc.	18,385	420
	Southside Bancshares Inc.	18,501	417
*	Ezcorp Inc. Class A	30,446	416
	Strategic Hotels & Resorts Inc.	160,573	416
	Harleysville Group Inc.	13,056	413
*	Forestar Group Inc.	23,786	409
	Advance America Cash Advance Centers Inc.	72,407	405
	Camden National Corp.	12,182	402
	Presidential Life Corp.	38,731	401
	Ashford Hospitality Trust Inc.	114,266	395
	BlackRock Kelso Capital Corp.	53,027	393
	GAMCO Investors Inc.	8,532	390
	Medical Properties Trust Inc.	49,757	389
	Amtrust Financial Services Inc.	33,793	386
	BGC Partners Inc. Class A	88,243	378
	Associated Estates Realty Corp.	39,183	377
	First Financial Holdings Inc.	23,144	370
	Getty Realty Corp.	15,026	369
	Renasant Corp.	24,667	366
	Abington Bancorp Inc.	47,077	364
	Capital Southwest Corp.	4,672	359
	Gladstone Capital Corp.	40,085	358
*	First Cash Financial Services Inc.	20,867	357
	BankFinancial Corp.	37,227	357
	First Bancorp/Puerto Rico	115,549	352
	Oriental Financial Group Inc.	27,644	351
*,^ iStar Financial Inc.		114,565	348
	Baldwin & Lyons Inc.	14,729	345
	Hercules Technology Growth Capital Inc.	35,016	344
*	Encore Capital Group Inc.	25,226	339
*	Citizens Inc./TX	52,626	334
	WesBanco Inc.	21,268	329
	Harleysville National Corp.	61,673	329
	Republic Bancorp Inc./KY Class A	16,432	328
*	United America Indemnity Ltd. Class A	43,942	325
	Ames National Corp.	13,400	323
*	FPIC Insurance Group Inc.	9,614	323
*	LaBranche & Co. Inc.	94,409	321
	Ameris Bancorp	44,893	321
	Cardinal Financial Corp.	38,975	321
	United Fire & Casualty Co.	17,619	315
	SWS Group Inc.	21,891	315
	Agree Realty Corp.	13,733	315
	Simmons First National Corp. Class A	10,883	314
	ViewPoint Financial Group	21,833	307
*,^ United Community Banks Inc./GA		61,281	306
	Sunstone Hotel Investors Inc.	42,973	305
	Cedar Shopping Centers Inc.	47,098	304
	S&T Bancorp Inc.	23,431	304
	Northfield Bancorp Inc.	23,568	302
	Capital City Bank Group Inc.	20,948	297
	Anthracite Capital Inc.	282,943	297
*	MCG Capital Corp.	70,444	295
	DuPont Fabros Technology Inc.	22,030	294
	Walter Investment Management Corp.	18,302	293

*	Avatar Holdings Inc.	15,405	293
	National Western Life Insurance Co. Class A	1,612	284
	LTC Properties Inc.	11,775	283
^	BankAtlantic Bancorp Inc. Class A	97,578	283
*	Riskmetrics Group Inc.	18,881	276
	Bryn Mawr Bank Corp.	15,734	275
	Prospect Capital Corp.	25,350	271
	Flushing Financial Corp.	23,662	270
*	MarketAxess Holdings Inc.	22,227	268
	U-Store-It Trust	42,444	265
	Kearny Financial Corp.	25,407	265
	Bancorp Rhode Island Inc.	10,511	263
	US Global Investors Inc. Class A	21,126	260
*	Broadpoint Gleacher Securities Inc.	31,193	260
*	Alesco Financial Inc.	207,688	260
	PMI Group Inc.	60,473	257
*	FBR Capital Markets Corp.	42,822	254
	Lexington Realty Trust	49,543	253
*	TradeStation Group Inc.	30,577	249
	Meadowbrook Insurance Group Inc.	33,455	248
*	Asset Acceptance Capital Corp.	34,066	247
^	Arbor Realty Trust Inc.	84,776	241
*	Pinnacle Financial Partners Inc.	18,936	241
*,^ CompuCredit Holdings Corp.		51,024	240
	SCBT Financial Corp.	8,441	237
^	First Busey Corp.	50,274	236
	Heartland Financial USA Inc.	15,845	234
	American National Bankshares Inc.	10,649	232
*	Altisource Portfolio Solutions SA	16,064	232
	FelCor Lodging Trust Inc.	50,358	228
	SY Bancorp Inc.	9,875	228
	National Financial Partners Corp.	26,105	228
	First Merchants Corp.	32,178	224
	Lakeland Financial Corp.	10,847	224
	First Bancorp/Troy NC	12,323	222
	Consolidated-Tomoka Land Co.	5,767	221
*	FCStone Group Inc.	45,713	220
	CoBiz Financial Inc.	44,119	220
	StellarOne Corp.	14,873	219
	Donegal Group Inc. Class A	14,079	217
	Parkway Properties Inc./Md	10,986	216
	Pennsylvania Real Estate Investment Trust	27,759	211
	Education Realty Trust Inc.	35,092	208
	First Industrial Realty Trust Inc.	39,570	208
	Clifton Savings Bancorp Inc.	21,108	207
	Sierra Bancorp	17,176	206
	EMC Insurance Group Inc.	9,739	206
*	Cowen Group Inc.	28,897	206
	Alliance Financial Corp./NY	7,525	204
	Sanders Morris Harris Group Inc.	34,402	203
*	Nelnet Inc. Class A	16,237	202
	Flagstone Reinsurance Holdings Ltd.	17,819	201
	Banner Corp.	72,136	197
	Compass Diversified Holdings	18,347	192
*	Greenlight Capital Re Ltd. Class A	10,152	191
	1st Source Corp.	11,673	190
^	Life Partners Holdings Inc.	10,450	187
	Medallion Financial Corp.	22,087	185

*	Marlin Business Services Corp.	22,538	184
*	CNA Surety Corp.	11,374	184
	Great Southern Bancorp Inc.	7,353	174
*	Safeguard Scientifics Inc.	15,832	174
	Universal Health Realty Income Trust	5,334	174
	First Financial Corp./IN	5,468	168
	First Potomac Realty Trust	14,444	167
	ESSA Bancorp Inc.	12,601	166
	First Community Bancshares Inc./VA	12,944	163
*	Western Alliance Bancorp	25,685	162
	BRT Realty Trust	28,113	160
	OneBeacon Insurance Group Ltd. Class A	11,566	159
	Trico Bancshares	9,567	157
	Enterprise Financial Services Corp.	16,823	156
	Lakeland Bancorp Inc.	20,733	155
*	eHealth Inc.	10,617	154
	Fifth Street Finance Corp.	14,031	153
	Westfield Financial Inc.	17,819	151
	First of Long Island Corp.	5,666	151
	Sandy Spring Bancorp Inc.	9,250	151
	Danvers Bancorp Inc.	10,898	148
	AmeriServ Financial Inc.	81,752	147
	Sun Communities Inc.	6,804	146
^	TowneBank/Portsmouth VA	11,296	144
	NYMAGIC Inc.	8,297	143
	South Financial Group Inc.	96,177	141
	Stewart Information Services Corp.	11,396	141
*	Tejon Ranch Co.	5,274	135
	Central Pacific Financial Corp.	53,485	135
^	Capital Trust Inc./NY Class A	44,239	134
	Tompkins Financial Corp.	3,024	132
	Suffolk Bancorp	4,408	131
	State Auto Financial Corp.	7,086	127
	Washington Trust Bancorp Inc.	7,226	127
*	International Assets Holding Corp.	7,661	126
	First Mercury Financial Corp.	9,448	126
*,^ Citizens Republic Bancorp Inc.		165,257	126
*	Amcore Financial Inc.	74,930	120
	Urstadt Biddle Properties Inc. Class A	8,198	120
*	Credit Acceptance Corp.	3,560	115
*	Rewards Network Inc.	8,274	114
	First Defiance Financial Corp.	7,612	113
	Center Bancorp Inc.	14,729	111
	Asta Funding Inc.	14,455	109
	Federal Agricultural Mortgage Corp.	14,437	108
	Resource America Inc. Class A	22,502	108
*	American Safety Insurance Holdings Ltd.	6,800	107
	Univest Corp. of Pennsylvania	4,943	107
	German American Bancorp Inc.	6,816	106
*	Crawford & Co. Class B	23,931	106
	OceanFirst Financial Corp.	8,624	100
*	First Marblehead Corp.	44,916	99
	NorthStar Realty Finance Corp.	27,684	97
	Capitol Bancorp Ltd.	37,216	97
*	Guaranty Bancorp	65,579	97
*	Penson Worldwide Inc.	9,728	95
	Bridge Bancorp Inc.	3,894	95
*	Arlington Asset Investment Corp. Class A	190,985	94

* Ladenburg Thalmann Financial Services Inc.	129,695	93
Oritani Financial Corp.	6,831	93
Pacific Capital Bancorp NA	64,227	92
* PMA Capital Corp. Class A	15,832	90
CFS Bancorp Inc.	18,970	90
American Physicians Service Group Inc.	3,897	90
Newcastle Investment Corp.	30,001	89
Century Bancorp Inc./MA Class A	4,105	89
Merchants Bancshares Inc.	4,126	88
CAPLEASE INC.	21,720	88
Kite Realty Group Trust	20,750	87
^ BancTrust Financial Group Inc.	23,803	85
Investors Title Co.	2,504	80
* Republic First Bancorp Inc.	17,473	79
^ City Bank/Lynnwood WA	30,530	79
^ UCBH Holdings Inc.	98,218	79
RAIT Financial Trust	26,606	78
* First Acceptance Corp.	28,851	78
* Reis Inc.	13,650	78
Student Loan Corp.	1,609	75
* American Independence Corp.	15,579	74
MVC Capital Inc.	8,360	73
* Metro Bancorp Inc.	5,972	73
WSFS Financial Corp.	2,698	72
Glimcher Realty Trust	18,562	68
Sterling Financial Corp./WA	32,946	66
* Bank of Florida Corp.	27,322	65
* Hanmi Financial Corp.	39,333	64
Frontier Financial Corp.	57,565	63
* Virtus Investment Partners Inc.	4,016	63
K-Fed Bancorp	6,943	63
Cascade Financial Corp.	36,647	62
Financial Institutions Inc.	6,247	62
Eastern Virginia Bankshares Inc.	7,487	61
* Gramercy Capital Corp./New York	24,868	60
Anchor Bancorp Wisconsin Inc.	46,214	60
Southwest Bancorp Inc./Stillwater OK	4,254	60
Center Financial Corp.	15,249	58
First Financial Northwest Inc.	10,000	58
Mission West Properties Inc.	8,567	58
Union Bankshares Corp./VA	4,439	55
* HFF Inc. Class A	8,193	55
Comm Bancorp Inc.	1,769	54
* SeaBright Insurance Holdings Inc.	4,633	53
* Primus Guaranty Ltd.	12,300	53
LSB Corp.	4,999	52
Sterling Bancorp/NY	7,171	52
* Maguire Properties Inc.	24,623	52
Centerstate Banks Inc.	6,471	51
^ Cascade Bancorp	41,579	50
Winthrop Realty Trust	5,127	50
Capital Bank Corp.	10,018	50
Atlantic Coast Federal Corp./Waycross GA	22,599	49
ESB Financial Corp.	3,558	48
Nara Bancorp Inc.	6,629	46
Citizens & Northern Corp.	3,103	46
MainSource Financial Group Inc.	6,687	45
Monmouth Real Estate Investment Corp. Class A	6,436	45

First Place Financial Corp./OH	14,747	43
Ramco-Gershenson Properties Trust	4,805	43
Colony Bankcorp Inc.	6,706	43
Gladstone Investment Corp.	8,394	41
* Flagstar Bancorp Inc.	39,279	40
VIST Financial Corp.	6,411	40
* Meridian Interstate Bancorp Inc.	4,724	40
Peoples Bancorp Inc./OH	3,062	40
* NewStar Financial Inc.	12,108	40
Shore Bancshares Inc.	2,379	40
Ameriana Bancorp	11,143	39
* Waterstone Financial Inc.	7,200	36
First South Bancorp Inc./Washington NC	3,129	36
Wilshire Bancorp Inc.	4,798	35
* Tree.com Inc.	4,454	34
Cadence Financial Corp.	18,300	33
Smithtown Bancorp Inc.	2,863	33
* Consumer Portfolio Services Inc.	27,451	33
Westwood Holdings Group Inc.	916	32
Pulaski Financial Corp.	4,191	32
Hersha Hospitality Trust	9,885	31
Kayne Anderson Energy Development Co.	2,200	29
PMC Commercial Trust	3,875	28
Kansas City Life Insurance Co.	900	28
Peapack Gladstone Financial Corp.	1,726	28
NGP Capital Resources Co.	3,600	26
* Grubb & Ellis Co.	15,294	26
Green Bankshares Inc.	5,147	26
Meta Financial Group Inc.	1,049	25
UMH Properties Inc.	3,070	25
* Sun Bancorp Inc./NJ	4,671	25
^ Old Second Bancorp Inc.	4,202	24
Heritage Commerce Corp.	5,040	24
Citizens South Banking Corp.	3,809	23
NewBridge Bancorp	8,425	23
* First State Bancorporation/NM	19,054	23
Heritage Financial Corp./WA	1,610	21
Farmers Capital Bank Corp.	1,180	21
^ W Holding Co. Inc.	1,569	21
First United Corp.	1,815	20
* First Keystone Financial Inc.	2,063	20
Rome Bancorp Inc.	2,312	20
North Valley Bancorp	6,436	19
Provident Financial Holdings Inc.	2,290	18
Camco Financial Corp.	8,512	18
Independent Bank Corp./MI	9,627	18
* Deerfield Capital Corp.	2,543	18
Premierwest Bancorp	6,453	17
* TierOne Corp.	5,200	17
West Bancorporation Inc.	3,478	17
Mercantile Bank Corp.	4,011	17
Gladstone Commercial Corp.	1,223	17
* Virginia Commerce Bancorp	4,186	17
* Bancorp Inc./DE	2,757	16
PennantPark Investment Corp.	1,800	15
* United Community Financial Corp./OH	7,545	13
HopFed Bancorp Inc.	1,305	13
* Stratus Properties Inc.	1,599	13

	First M&F Corp.	4,667	13
	Preferred Bank/Los Angeles CA	3,847	13
	Advanta Corp. Class B	22,200	12
	Diamond Hill Investment Group Inc.	212	12
*	Macatawa Bank Corp.	4,554	12
	Resource Capital Corp.	2,172	12
	West Coast Bancorp/OR	4,749	12
	TF Financial Corp.	616	12
	National Interstate Corp.	660	12
	Seacoast Banking Corp. of Florida	4,404	11
*	AmericanWest Bancorp	20,121	11
*	Pacific Mercantile Bancorp	3,238	11
	Wainwright Bank & Trust Co.	1,613	11
*	Maui Land & Pineapple Co. Inc.	1,676	11
*	BCSB Bancorp Inc.	1,195	10
*	Bank of Granite Corp.	9,915	10
	Cogdell Spencer Inc.	2,100	10
	One Liberty Properties Inc.	1,120	10
*	First Regional Bancorp/Los Angeles CA	7,914	10
*	Citizens First Bancorp Inc.	11,243	9
	Jefferson Bancshares Inc./TN	1,600	8
	Codorus Valley Bancorp Inc.	1,184	7
	Middleburg Financial Corp.	500	7
*	HMN Financial Inc.	1,711	6
	First Federal Bancshares of Arkansas Inc.	1,606	6
	Federal Agricultural Mortgage Corp. Class A	1,021	6
	First Financial Service Corp.	438	6
	Integra Bank Corp.	4,988	6
*	Unity Bancorp Inc.	1,310	5
*,^ Midwest Banc Holdings Inc.		6,867	5
	Firstbank Corp./Alma MI	820	5
	FNB United Corp.	1,696	4
*	Crawford & Co. Class A	1,300	4
	Wayne Savings Bancshares Inc.	673	4
	Indiana Community Bancorp	438	4
	Northrim BanCorp Inc.	256	4
*	AMV Liquidating Trust	34,500	4
	HF Financial Corp.	347	4
	MutualFirst Financial Inc.	500	4
	Timberland Bancorp Inc./WA	706	3
*	Specialty Underwriters' Alliance Inc.	500	3
	Thomas Properties Group Inc.	1,100	3
	Horizon Financial Corp.	3,785	3
	Peoples Financial Corp./MS	166	3
	Parkvale Financial Corp.	316	3
*	Superior Bancorp	1,211	3
	State Bancorp Inc./NY	330	3
*	Royal Bancshares of Pennsylvania Inc.	1,768	3
	Hampton Roads Bankshares Inc.	900	3
*	Northern States Financial Corp.	599	2
	Advanta Corp. Class A	3,855	2
	United Security Bancshares/Thomasville AL	86	2
	Princeton National Bancorp Inc.	100	2
*	Cape Bancorp Inc.	199	2
	Kohlberg Capital Corp.	200	1
	21st Century Holding Co.	282	1
*	TIB Financial Corp.	394	1
	MetroCorp Bancshares Inc.	159	1

Brooklyn Federal Bancorp Inc.	44	1
* American Realty Investors Inc.	40	—
* Valley National Bancorp Warrants Exp. 06/30/2015	240	—
* Harrington West Financial Group Inc.	351	—
Teton Advisors Inc. Class B	143	—
Patriot Capital Funding Inc.	10	—
		1,821,369
Health Care (12.8%)
Johnson & Johnson	2,705,930	164,764
Pfizer Inc.	6,626,514	109,669
Abbott Laboratories	1,517,593	75,075
Merck & Co. Inc./NJ	2,070,342	65,485
Wyeth	1,309,483	63,615
* Amgen Inc.	994,083	59,874
Schering-Plough Corp.	1,596,939	45,114
Bristol-Myers Squibb Co.	1,945,228	43,807
* Gilead Sciences Inc.	890,028	41,457
Medtronic Inc.	1,099,082	40,446
Baxter International Inc.	594,533	33,894
Eli Lilly & Co.	1,016,182	33,564
UnitedHealth Group Inc.	1,168,928	29,270
* Medco Health Solutions Inc.	473,955	26,214
* Celgene Corp.	452,246	25,281
* WellPoint Inc.	476,223	22,554
Covidien PLC	494,917	21,410
* Express Scripts Inc.	253,102	19,636
* Thermo Fisher Scientific Inc.	410,740	17,937
Allergan Inc./United States	298,948	16,968
Becton Dickinson and Co.	235,132	16,400
McKesson Corp.	266,522	15,871
* Boston Scientific Corp.	1,479,252	15,665
* Genzyme Corp.	264,881	15,027
* Biogen Idec Inc.	283,368	14,316
Stryker Corp.	293,016	13,312
* St Jude Medical Inc.	340,749	13,293
Aetna Inc.	439,673	12,236
* Zimmer Holdings Inc.	211,668	11,314
* Intuitive Surgical Inc.	37,163	9,746
Cardinal Health Inc.	353,524	9,474
* Forest Laboratories Inc.	296,118	8,718
Quest Diagnostics Inc./DE	155,172	8,098
* Life Technologies Corp.	171,498	7,983
CR Bard Inc.	97,697	7,680
CIGNA Corp.	268,365	7,538
* Hospira Inc.	158,078	7,050
* Laboratory Corp. of America Holdings	106,287	6,983
AmerisourceBergen Corp. Class A	297,295	6,653
* Vertex Pharmaceuticals Inc.	170,419	6,459
* Humana Inc.	167,211	6,237
* DaVita Inc.	101,745	5,763
* Waters Corp.	94,882	5,300
* Varian Medical Systems Inc.	123,584	5,207
* Illumina Inc.	121,302	5,155
* Cerner Corp.	67,363	5,039
* Henry Schein Inc.	88,868	4,880
* Mylan Inc./PA	300,602	4,813
DENTSPLY International Inc.	139,123	4,805

Beckman Coulter Inc.	66,904	4,612
* Cephalon Inc.	72,868	4,244
* Hologic Inc.	252,626	4,128
* CareFusion Corp.	177,462	3,869
* Edwards Lifesciences Corp.	55,241	3,862
* Millipore Corp.	54,607	3,840
* Watson Pharmaceuticals Inc.	98,975	3,626
* Alexion Pharmaceuticals Inc.	80,921	3,604
* Covance Inc.	63,149	3,419
* ResMed Inc.	74,512	3,368
* Dendreon Corp.	110,116	3,082
* Mettler-Toledo International Inc.	33,256	3,013
* Human Genome Sciences Inc.	157,196	2,958
* Coventry Health Care Inc.	146,501	2,924
* Community Health Systems Inc.	91,176	2,911
* Idexx Laboratories Inc.	58,201	2,910
* Inverness Medical Innovations Inc.	73,831	2,859
* Tenet Healthcare Corp.	473,735	2,786
Universal Health Services Inc. Class B	44,876	2,779
IMS Health Inc.	179,984	2,763
* King Pharmaceuticals Inc.	244,861	2,637
Omnicare Inc.	117,041	2,636
Perrigo Co.	77,272	2,626
* Endo Pharmaceuticals Holdings Inc.	115,941	2,624
* Myriad Genetics Inc.	94,341	2,585
* Mednax Inc.	45,395	2,493
* Sepracor Inc.	107,955	2,472
* Patterson Cos. Inc.	90,490	2,466
* Charles River Laboratories International Inc.	65,393	2,418
* United Therapeutics Corp.	47,048	2,305
Pharmaceutical Product Development Inc.	105,002	2,304
* VCA Antech Inc.	83,772	2,253
PerkinElmer Inc.	115,371	2,220
Techne Corp.	34,999	2,189
* Lincare Holdings Inc.	70,030	2,188
* Valeant Pharmaceuticals International	77,309	2,169
* Warner Chilcott PLC Class A	99,643	2,154
* Gen-Probe Inc.	51,678	2,142
* OSI Pharmaceuticals Inc.	57,505	2,030
* Kinetic Concepts Inc.	52,662	1,947
* Amylin Pharmaceuticals Inc.	139,956	1,916
Teleflex Inc.	39,435	1,905
Owens & Minor Inc.	41,418	1,874
* Health Management Associates Inc. Class A	245,084	1,836
* Onyx Pharmaceuticals Inc.	60,388	1,810
* BioMarin Pharmaceutical Inc.	99,124	1,792
STERIS Corp.	58,054	1,768
* Bio-Rad Laboratories Inc. Class A	18,657	1,714
* Thoratec Corp.	56,131	1,699
* Health Net Inc.	103,071	1,587
* Auxilium Pharmaceuticals Inc.	45,033	1,541
* NuVasive Inc.	36,132	1,509
* Varian Inc.	28,670	1,464
* HLTH Corp.	97,754	1,428
* Haemonetics Corp.	25,350	1,423
* Psychiatric Solutions Inc.	52,855	1,414
* LifePoint Hospitals Inc.	51,544	1,395
* Healthsouth Corp.	87,489	1,368

*	Isis Pharmaceuticals Inc.	92,181	1,343
	Cooper Cos. Inc.	44,902	1,335
	West Pharmaceutical Services Inc.	32,650	1,326
	Allscripts-Misys Healthcare Solutions Inc.	64,140	1,300
*	PSS World Medical Inc.	59,274	1,294
	Hill-Rom Holdings Inc.	59,019	1,285
*	Masimo Corp.	48,384	1,268
	Medicis Pharmaceutical Corp. Class A	58,859	1,257
*	Immucor Inc.	70,057	1,240
*	American Medical Systems Holdings Inc.	73,125	1,237
*	Regeneron Pharmaceuticals Inc.	61,955	1,196
*,^ Amedisys Inc.		27,083	1,182
*	AMERIGROUP Corp.	52,935	1,174
*	Seattle Genetics Inc.	82,596	1,159
*	Cubist Pharmaceuticals Inc.	57,328	1,158
*	Dionex Corp.	17,686	1,149
	Quality Systems Inc.	18,483	1,138
*	Eclipsys Corp.	56,314	1,087
*	Magellan Health Services Inc.	34,722	1,078
*	Catalyst Health Solutions Inc.	36,761	1,072
*	WellCare Health Plans Inc.	42,175	1,040
*	Salix Pharmaceuticals Ltd.	48,420	1,029
	Meridian Bioscience Inc.	40,583	1,015
	Chemed Corp.	22,386	983
*	Par Pharmaceutical Cos. Inc.	45,565	980
*	HMS Holdings Corp.	25,631	980
	Brookdale Senior Living Inc.	52,595	954
	PDL BioPharma Inc.	119,885	945
*	Savient Pharmaceuticals Inc.	61,131	929
*	Nektar Therapeutics	90,944	886
*	Acorda Therapeutics Inc.	37,923	883
*	Alkermes Inc.	94,454	868
*	Emergency Medical Services Corp. Class A	18,466	859
	Invacare Corp.	38,422	856
*	Affymetrix Inc.	95,466	838
*	athenahealth Inc.	21,542	827
*	Centene Corp.	43,463	823
*	Incyte Corp. Ltd.	120,453	813
*	Abaxis Inc.	30,112	805
*	Conceptus Inc.	43,126	800
*	Align Technology Inc.	56,035	797
*	Alnylam Pharmaceuticals Inc.	35,008	794
*	Parexel International Corp.	58,154	790
*,^ Geron Corp.		119,707	785
*	ev3 Inc.	63,685	784
*	AMAG Pharmaceuticals Inc.	17,878	781
*	Gentiva Health Services Inc.	30,961	774
*	Vivus Inc.	73,881	772
*	Cepheid Inc.	56,910	752
	Martek Biosciences Corp.	33,139	749
*	Medivation Inc.	27,577	748
*	Conmed Corp.	38,940	746
*	Celera Corp.	118,740	740
*	Wright Medical Group Inc.	40,970	732
*	Halozyme Therapeutics Inc.	100,188	712
*	Theravance Inc.	48,554	711
*	Volcano Corp.	42,158	709
*	Medicines Co.	63,007	694

	Analogic Corp.	18,552	687
*	Allos Therapeutics Inc.	93,481	678
*	Natus Medical Inc.	43,833	676
*	Amsurg Corp. Class A	31,174	662
*	Integra LifeSciences Holdings Corp.	19,324	660
*	Bio-Reference Labs Inc.	18,612	640
*	Exelixis Inc.	99,173	633
*	Luminex Corp.	37,110	631
*	Arena Pharmaceuticals Inc.	139,899	625
*	MannKind Corp.	61,340	604
*	Enzon Pharmaceuticals Inc.	73,018	602
*	MedAssets Inc.	26,654	602
*	InterMune Inc.	37,402	596
*	ABIOMED Inc.	60,233	585
	Computer Programs & Systems Inc.	14,026	581
*	Healthspring Inc.	47,164	578
*	Phase Forward Inc.	40,989	575
*	Cyberonics Inc.	36,075	575
*	Viropharma Inc.	59,469	572
*	Emeritus Corp.	25,927	569
*	Air Methods Corp.	17,155	559
*	Kindred Healthcare Inc.	34,073	553
*	Genomic Health Inc.	25,215	551
*	Affymax Inc.	23,068	551
*	PharMerica Corp.	29,556	549
*	Healthways Inc.	35,638	546
*	Greatbatch Inc.	23,353	525
*	AMN Healthcare Services Inc.	55,086	524
*	Aspect Medical Systems Inc.	41,623	499
*,^ GTx Inc.		38,110	488
*	Accuray Inc.	74,837	486
*	Immunogen Inc.	59,965	486
*	Sirona Dental Systems Inc.	16,278	484
	Landauer Inc.	8,804	484
*	XenoPort Inc.	22,350	474
*	Hanger Orthopedic Group Inc.	33,845	469
*	Cypress Bioscience Inc.	57,335	468
*	BioScrip Inc.	68,212	461
*,^ BioCryst Pharmaceuticals Inc.		55,534	458
*	Emergent Biosolutions Inc.	25,878	457
*	American Dental Partners Inc.	32,134	450
*	Merit Medical Systems Inc.	25,133	436
*	Bruker Corp.	40,620	433
*	Cadence Pharmaceuticals Inc.	38,371	424
*	ICU Medical Inc.	11,236	414
*	Assisted Living Concepts Inc. Class A	19,927	413
*	Orthofix International NV	13,889	408
*	Cross Country Healthcare Inc.	43,804	408
*	inVentiv Health Inc.	24,020	402
*	Corvel Corp.	14,041	399
*	Clinical Data Inc.	23,800	397
*,^ AVI BioPharma Inc.		229,679	395
*	CryoLife Inc.	48,953	390
*	Allied Healthcare International Inc.	138,112	387
*	Cantel Medical Corp.	25,669	387
*	Kensey Nash Corp.	13,231	383
*	Facet Biotech Corp.	22,108	382
*	AVANIR Pharmaceuticals Inc.	180,115	375

*	Capital Senior Living Corp.	61,232	373
*	Ariad Pharmaceuticals Inc.	167,069	371
*	Depomed Inc.	82,966	363
*,^ Discovery Laboratories Inc.		259,554	353
*,^ Antigenics Inc.		168,793	349
*	Albany Molecular Research Inc.	39,452	342
*	Arqule Inc.	74,924	340
*	Momenta Pharmaceuticals Inc.	31,542	335
	Atrion Corp.	2,308	333
*	AMICAS Inc.	91,649	330
*	SurModics Inc.	13,410	330
*	Questcor Pharmaceuticals Inc.	59,339	328
*	Universal American Corp./NY	34,737	327
*	Alphatec Holdings Inc.	70,472	324
*	Curis Inc.	137,305	321
*	Cytokinetics Inc.	60,413	320
*	ATS Medical Inc.	118,931	319
*	Quidel Corp.	19,515	317
*	eResearchTechnology Inc.	44,910	314
*	Array Biopharma Inc.	129,394	308
*	Anadys Pharmaceuticals Inc.	116,872	307
*	Abraxis Bioscience Inc.	8,353	304
*	LHC Group Inc.	9,997	299
*	Inspire Pharmaceuticals Inc.	56,736	296
*	Akorn Inc.	215,627	295
	America Service Group Inc.	17,781	294
*	Anika Therapeutics Inc.	44,533	289
*	Almost Family Inc.	9,440	281
*	Alliance HealthCare Services Inc.	48,620	275
*	Neogen Corp.	8,392	271
*	Genoptix Inc.	7,744	269
*	Rigel Pharmaceuticals Inc.	32,589	267
*	Accelrys Inc.	45,418	263
*	Pharmasset Inc.	12,410	262
*	Symmetry Medical Inc.	25,069	260
*	Immunomedics Inc.	47,045	260
*	Cutera Inc.	29,629	256
*	Zoll Medical Corp.	11,285	243
*	MWI Veterinary Supply Inc.	5,979	239
*	Durect Corp.	87,225	233
*	Dyax Corp.	64,689	232
*	SonoSite Inc.	8,482	224
*	Exactech Inc.	14,233	224
*	Five Star Quality Care Inc.	59,524	218
*	RehabCare Group Inc.	9,915	215
*	KV Pharmaceutical Co. Class A	69,948	215
*	Palomar Medical Technologies Inc.	13,230	214
*	Zymogenetics Inc.	34,713	210
*	Odyssey HealthCare Inc.	16,724	209
*	Cynosure Inc. Class A	17,900	209
*	Optimer Pharmaceuticals Inc.	15,349	208
*	Biodel Inc.	38,126	205
*	DexCom Inc.	25,208	200
*	Candela Corp.	60,532	200
*	IPC The Hospitalist Co. Inc.	6,324	199
*	Res-Care Inc.	13,626	194
*	Endologix Inc.	30,806	191
*	Continucare Corp.	63,099	191

*	Ligand Pharmaceuticals Inc. Class B	82,098	190
*	Sun Healthcare Group Inc.	21,255	184
*	Molina Healthcare Inc.	8,837	183
*,^ Sequenom Inc.		55,150	178
*	BioMimetic Therapeutics Inc.	14,542	178
*	Adolor Corp.	111,517	177
*	Novavax Inc.	44,611	177
	National Healthcare Corp.	4,638	173
*	Acadia Pharmaceuticals Inc.	100,068	171
*	Clarient Inc.	39,851	168
*	Omnicell Inc.	15,060	168
*	Cerus Corp.	75,388	165
*	Caliper Life Sciences Inc.	58,415	165
*	Columbia Laboratories Inc.	126,396	163
*	Medical Action Industries Inc.	13,400	162
*	NPS Pharmaceuticals Inc.	38,805	156
*	I-Flow Corp.	13,685	156
*	Targacept Inc.	7,230	154
*	Pain Therapeutics Inc.	29,876	151
*	Merge Healthcare Inc.	35,735	147
*	Pozen Inc.	19,561	144
*	Triple-S Management Corp. Class B	8,176	137
*	Alexza Pharmaceuticals Inc.	60,905	137
*	Opko Health Inc.	59,947	137
*	Idenix Pharmaceuticals Inc.	42,528	131
*	IRIS International Inc.	11,438	129
*	Biolase Technology Inc.	56,602	128
*	Myriad Pharmaceuticals Inc.	21,508	126
*	Allion Healthcare Inc.	21,490	126
*,^ Celldex Therapeutics Inc.		22,648	124
*	Orthovita Inc.	28,262	124
*	Harvard Bioscience Inc.	32,348	123
*	Caraco Pharmaceutical Laboratories Ltd.	24,070	122
*	Cambrex Corp.	18,866	119
*	BioClinica Inc.	28,729	118
*	Maxygen Inc.	17,251	115
*	US Physical Therapy Inc.	7,364	111
*	Matrixx Initiatives Inc.	19,418	110
*	Nighthawk Radiology Holdings Inc.	15,154	110
*	Medcath Corp.	12,390	109
*	Rochester Medical Corp.	8,732	105
*	BMP Sunstone Corp.	25,593	104
*	Enzo Biochem Inc.	14,711	104
*	CytRx Corp.	91,582	103
*	Nabi Biopharmaceuticals	28,374	102
*	Cardiac Science Corp.	25,269	101
*	Sunrise Senior Living Inc.	31,787	96
*	Kendle International Inc.	5,707	95
*	BioSphere Medical Inc.	27,491	94
*	Icad Inc.	42,753	92
*	OraSure Technologies Inc.	31,409	91
*	Spectranetics Corp.	14,143	91
*	Progenics Pharmaceuticals Inc.	17,277	91
*	Vital Images Inc.	7,125	89
*	Aastrom Biosciences Inc.	204,553	89
*	Micromet Inc.	13,249	88
*	Bovie Medical Corp.	11,000	86
*	Insmed Inc.	104,650	86

*	Sangamo Biosciences Inc.	9,647	79
*,^ Hemispherx Biopharma Inc.		39,382	79
*	Idera Pharmaceuticals Inc.	10,285	76
*	MiddleBrook Pharmaceuticals Inc.	66,191	76
*	LCA-Vision Inc.	10,487	73
*	Ardea Biosciences Inc.	3,492	64
*	PDI Inc.	13,965	64
*	RTI Biologics Inc.	14,690	64
*	Avigen Inc.	42,839	64
*	CuraGen Corp.	41,588	61
*	Sciclone Pharmaceuticals Inc.	13,095	56
*	Lexicon Pharmaceuticals Inc.	25,762	55
*	American Caresource Holdings Inc.	12,200	53
*	Providence Service Corp.	4,531	53
*	Vanda Pharmaceuticals Inc.	4,252	49
*	Neurocrine Biosciences Inc.	15,959	49
*	HealthTronics Inc.	19,398	48
*,^ Osiris Therapeutics Inc.		7,100	47
*	Vascular Solutions Inc.	5,686	47
*	GenVec Inc.	60,242	46
*	Spectrum Pharmaceuticals Inc.	6,800	46
*	Staar Surgical Co.	11,213	46
*,^ deCODE genetics Inc.		91,030	45
*	ISTA Pharmaceuticals Inc.	9,776	44
*	Animal Health International Inc.	20,454	43
*	Hooper Holmes Inc.	42,124	41
*	Hi-Tech Pharmacal Co. Inc.	1,800	40
*	Osteotech Inc.	8,935	40
*	SuperGen Inc.	14,785	39
*	Digirad Corp.	13,188	38
*	Cell Genesys Inc.	103,676	36
*	Corcept Therapeutics Inc.	23,958	36
*	Arrowhead Research Corp.	52,360	35
*	National Dentex Corp.	3,944	34
*	Vical Inc.	7,842	33
*	Peregrine Pharmaceuticals Inc.	47,335	33
*	Infinity Pharmaceuticals Inc.	5,218	32
*	Orexigen Therapeutics Inc.	3,200	32
*	Santarus Inc.	9,196	30
*	CardioNet Inc.	4,400	30
	Ensign Group Inc.	2,100	29
*	StemCells Inc.	17,974	29
*	Theragenics Corp.	18,231	29
*	Somanetics Corp.	1,801	29
*	Synovis Life Technologies Inc.	2,100	29
	Psychemedics Corp.	4,628	29
*	Hansen Medical Inc.	8,149	29
*	Penwest Pharmaceuticals Co.	13,587	28
*	Repligen Corp.	5,551	28
*	TomoTherapy Inc.	6,200	27
*	SIGA Technologies Inc.	3,397	27
*	Rural/Metro Corp.	6,345	27
*	CPEX Pharmaceuticals Inc.	2,615	26
*	Micrus Endovascular Corp.	1,927	25
*	Skilled Healthcare Group Inc.	3,000	24
*	ThermoGenesis Corp.	37,607	23
*	XOMA Ltd.	28,554	23
*	MAKO Surgical Corp.	2,600	23

*	Chindex International Inc.	1,800	23
*	Transcend Services Inc.	1,200	21
*	ADVENTRX Pharmaceuticals Inc.	137,900	21
*	Metabolix Inc.	1,900	20
*	Javelin Pharmaceuticals Inc.	9,800	19
*	Life Sciences Research Inc.	2,300	18
*	Telik Inc.	21,589	17
*	OXiGENE Inc.	11,910	17
*	Mediware Information Systems	2,170	16
*	Pharmacyclics Inc.	7,259	14
	Trimeris Inc.	5,826	14
*	ARCA Biopharma Inc.	3,931	14
*	Stereotaxis Inc.	3,100	14
*	Chelsea Therapeutics International Inc.	5,366	13
*	Dynavax Technologies Corp.	7,379	13
*	Cytori Therapeutics Inc.	3,100	12
*	Orthologic Corp.	14,989	12
*	Orchid Cellmark Inc.	6,213	10
*	Entremed Inc.	23,118	10
	Young Innovations Inc.	377	10
*	Biosante Pharmaceuticals Inc.	4,877	10
*	Metropolitan Health Networks Inc.	4,186	9
*	OTIX Global Inc.	8,644	8
*	NMT Medical Inc.	3,896	8
*	BioForm Medical Inc.	2,150	8
*	RadNet Inc.	2,600	7
*	Strategic Diagnostics Inc.	3,632	6
*	IVAX Diagnostics Inc.	10,266	6
*	PhotoMedex Inc.	7,310	5
*	Cardica Inc.	2,775	4
*	Dialysis Corp. Of America	665	4
*	RXi Pharmaceuticals Corp.	1,626	4
*,^ EpiCept Corp.		3,977	4
*	Combinatorx Inc.	2,231	3
*	NovaMed Inc.	620	3
*	Interleukin Genetics Inc.	2,262	3
*	Insulet Corp.	200	2
*	GTC Biotherapeutics Inc.	1,272	2
*	Neurogen Corp.	5,865	1
*	Heska Corp.	2,582	1
*	Quigley Corp.	400	1
*	Neurobiological Technologies Inc.	619	1
			1,472,873
Industrials (10.9%)
	General Electric Co.	10,399,007	170,752
	United Technologies Corp.	878,825	53,547
	3M Co.	646,990	47,748
	United Parcel Service Inc. Class B	686,632	38,774
	Boeing Co.	677,885	36,707
	Caterpillar Inc.	591,336	30,353
	Emerson Electric Co.	738,393	29,595
	Union Pacific Corp.	495,376	28,905
	Burlington Northern Santa Fe Corp.	333,690	26,638
	Honeywell International Inc.	694,369	25,796
	Lockheed Martin Corp.	329,184	25,703
	FedEx Corp.	290,410	21,845
	General Dynamics Corp.	321,336	20,758

	Raytheon Co.	386,937	18,561
	Danaher Corp.	265,999	17,907
	Deere & Co.	415,037	17,813
	Illinois Tool Works Inc.	416,728	17,798
	CSX Corp.	384,399	16,091
	Tyco International Ltd.	464,794	16,026
	Northrop Grumman Corp.	301,694	15,613
	Norfolk Southern Corp.	360,386	15,536
	Precision Castparts Corp.	137,522	14,009
	Waste Management Inc.	459,788	13,711
	PACCAR Inc.	338,795	12,776
	Republic Services Inc. Class A	372,647	9,901
*	Ingersoll-Rand PLC	313,903	9,627
	CH Robinson Worldwide Inc.	166,349	9,607
	L-3 Communications Holdings Inc.	114,487	9,196
	Fluor Corp.	177,037	9,002
	ITT Corp.	170,229	8,877
	Eaton Corp.	154,843	8,763
	Cummins Inc.	188,758	8,458
	Parker Hannifin Corp.	158,049	8,193
	Rockwell Collins Inc.	155,996	7,925
	Expeditors International of Washington Inc.	208,662	7,334
	Dover Corp.	183,076	7,096
	Southwest Airlines Co.	728,859	6,997
*,^ First Solar Inc.		45,767	6,996
*	Delta Air Lines Inc.	759,147	6,802
	Goodrich Corp.	121,894	6,624
*	Cooper Industries PLC Class A	164,115	6,166
	Rockwell Automation Inc./DE	139,629	5,948
*	McDermott International Inc.	224,867	5,682
*	Jacobs Engineering Group Inc.	121,503	5,583
	WW Grainger Inc.	61,282	5,476
	Flowserve Corp.	55,021	5,422
	Fastenal Co.	131,677	5,096
	Pitney Bowes Inc.	203,294	5,052
	Textron Inc.	261,176	4,957
	Joy Global Inc.	100,622	4,924
*	Iron Mountain Inc.	179,093	4,775
	Masco Corp.	354,575	4,581
	Roper Industries Inc.	89,163	4,546
	Manpower Inc.	77,121	4,374
*	Quanta Services Inc.	194,973	4,315
	RR Donnelley & Sons Co.	202,000	4,295
	Cintas Corp.	135,786	4,116
*	Foster Wheeler AG	124,736	3,980
	Dun & Bradstreet Corp.	52,406	3,947
*	Stericycle Inc.	79,580	3,856
	Pall Corp.	115,989	3,744
	AMETEK Inc.	105,896	3,697
	KBR Inc.	158,295	3,687
	Equifax Inc.	124,351	3,624
	Avery Dennison Corp.	99,959	3,600
	Robert Half International Inc.	143,345	3,586
*	URS Corp.	81,905	3,575
	Stanley Works	70,265	3,000
	SPX Corp.	48,383	2,964
	Harsco Corp.	79,372	2,811
	JB Hunt Transport Services Inc.	87,162	2,801

	Pentair Inc.	92,287	2,724
	Oshkosh Corp.	86,423	2,673
*	Shaw Group Inc.	82,517	2,648
	Bucyrus International Inc. Class A	74,209	2,643
*	AMR Corp.	323,220	2,570
*	Corrections Corp. of America	113,424	2,569
*	IHS Inc. Class A	49,634	2,538
*	AGCO Corp.	91,350	2,524
	Donaldson Co. Inc.	72,648	2,516
*	Alliant Techsystems Inc.	32,131	2,501
*	Kansas City Southern	90,343	2,393
*	Aecom Technology Corp.	86,507	2,348
*	Navistar International Corp.	62,611	2,343
*	Copart Inc.	70,389	2,338
*	Waste Connections Inc.	79,124	2,284
*	Continental Airlines Inc. Class B	136,402	2,242
	IDEX Corp.	79,460	2,221
*	Terex Corp.	104,699	2,170
	Ryder System Inc.	55,355	2,162
*	FTI Consulting Inc.	50,685	2,160
*	Covanta Holding Corp.	122,888	2,089
*	Monster Worldwide Inc.	118,896	2,078
	Hubbell Inc. Class B	48,668	2,044
	Carlisle Cos. Inc.	60,123	2,039
*	General Cable Corp.	51,356	2,011
	Lincoln Electric Holdings Inc.	42,051	1,995
	Snap-On Inc.	57,157	1,987
	Kennametal Inc.	79,252	1,950
*	Hertz Global Holdings Inc.	179,246	1,941
	Landstar System Inc.	50,833	1,935
*	BE Aerospace Inc.	95,251	1,918
	Timken Co.	81,498	1,909
*	TransDigm Group Inc.	38,300	1,908
	MSC Industrial Direct Co. Class A	43,428	1,893
*	Kirby Corp.	50,791	1,870
*	Spirit Aerosystems Holdings Inc. Class A	102,625	1,853
	Watson Wyatt Worldwide Inc. Class A	42,084	1,833
*	Gardner Denver Inc.	51,513	1,797
*	GrafTech International Ltd.	119,455	1,756
	Con-way Inc.	45,764	1,754
*	Owens Corning	75,825	1,702
	Wabtec Corp./DE	45,142	1,694
	Lennox International Inc.	46,515	1,680
	Nordson Corp.	29,947	1,680
*	EMCOR Group Inc.	65,248	1,652
	Graco Inc.	59,208	1,650
	Regal-Beloit Corp.	34,966	1,598
	CLARCOR Inc.	50,345	1,579
*	Thomas & Betts Corp.	52,484	1,579
*,^ SunPower Corp. Class A		52,770	1,577
*	Tetra Tech Inc.	59,448	1,577
	Valmont Industries Inc.	18,178	1,548
	Curtiss-Wright Corp.	44,773	1,528
	Woodward Governor Co.	60,765	1,474
	Toro Co.	35,674	1,419
*	JetBlue Airways Corp.	233,671	1,397
	Brady Corp. Class A	48,486	1,393
*	American Superconductor Corp.	40,990	1,375

UTi Worldwide Inc.	94,899	1,374
* Avis Budget Group Inc.	101,312	1,354
Trinity Industries Inc.	78,119	1,343
* Clean Harbors Inc.	23,429	1,318
Alexander & Baldwin Inc.	40,851	1,311
Acuity Brands Inc.	40,596	1,308
Watsco Inc.	24,195	1,304
* UAL Corp.	141,380	1,304
GATX Corp.	46,432	1,298
* Teledyne Technologies Inc.	34,135	1,229
Manitowoc Co. Inc.	128,823	1,220
Crane Co.	46,621	1,203
Baldor Electric Co.	43,826	1,198
* USG Corp.	69,230	1,189
Brink's Co.	43,279	1,165
* Moog Inc. Class A	39,357	1,161
* Esterline Technologies Corp.	29,482	1,156
* WESCO International Inc.	39,879	1,149
* Genesee & Wyoming Inc. Class A	37,753	1,145
* United Stationers Inc.	23,584	1,123
* Hexcel Corp.	96,405	1,103
Belden Inc.	46,751	1,080
Kaydon Corp.	33,108	1,073
Granite Construction Inc.	34,391	1,064
Actuant Corp. Class A	65,782	1,056
Knight Transportation Inc.	62,239	1,044
* SunPower Corp. Class B	41,255	1,041
* ESCO Technologies Inc.	26,219	1,033
* Geo Group Inc.	51,173	1,032
* EnerSys	45,753	1,012
Simpson Manufacturing Co. Inc.	38,700	978
* Alaska Air Group Inc.	36,013	965
* MPS Group Inc.	91,709	965
Briggs & Stratton Corp.	49,568	962
Mine Safety Appliances Co.	33,890	932
Skywest Inc.	55,641	923
Herman Miller Inc.	53,894	911
* Middleby Corp.	16,510	908
ABM Industries Inc.	43,104	907
Mueller Industries Inc.	37,401	893
HNI Corp.	37,652	889
Watts Water Technologies Inc. Class A	29,317	887
Deluxe Corp.	51,207	876
Werner Enterprises Inc.	46,633	869
Rollins Inc.	45,387	856
Corporate Executive Board Co.	34,337	855
* HUB Group Inc. Class A	37,380	854
Heartland Express Inc.	59,172	852
* Old Dominion Freight Line Inc.	27,965	851
* Orbital Sciences Corp.	56,822	851
* AAR Corp.	38,201	838
Mueller Water Products Inc. Class A	150,553	825
Otter Tail Corp.	33,949	812
Applied Industrial Technologies Inc.	38,170	808
* Layne Christensen Co.	25,040	803
* Insituform Technologies Inc. Class A	41,906	802
Albany International Corp.	39,320	763
* CoStar Group Inc.	18,499	763

	AO Smith Corp.	19,752	753
	Triumph Group Inc.	15,449	741
*	AZZ Inc.	18,384	738
*	Beacon Roofing Supply Inc.	46,130	737
	Barnes Group Inc.	43,090	736
*	MasTec Inc.	59,703	725
	Administaff Inc.	27,509	723
	EnergySolutions Inc.	77,519	715
*	Airtran Holdings Inc.	114,337	715
*	Resources Connection Inc.	41,760	712
	Arkansas Best Corp.	23,708	710
*	SYKES Enterprises Inc.	33,937	707
*	Chart Industries Inc.	31,868	688
*	ACCO Brands Corp.	94,112	679
	Universal Forest Products Inc.	17,133	676
*	US Airways Group Inc.	143,687	675
	Healthcare Services Group Inc.	36,748	675
	Badger Meter Inc.	17,325	670
	Franklin Electric Co. Inc.	22,987	659
*	Mobile Mini Inc.	37,671	654
	Aircastle Ltd.	67,386	652
*	Navigant Consulting Inc.	48,125	650
	Forward Air Corp.	27,840	644
	American Science & Engineering Inc.	9,385	639
*	Dycom Industries Inc.	51,293	631
	Cubic Corp.	15,756	622
	Robbins & Myers Inc.	26,401	620
	Knoll Inc.	56,337	588
	Genco Shipping & Trading Ltd.	27,963	581
*	Advisory Board Co.	23,072	580
*	Armstrong World Industries Inc.	16,642	573
*	ATC Technology Corp./IL	29,020	573
	Kaman Corp.	25,683	564
*	CBIZ Inc.	75,631	564
	Comfort Systems USA Inc.	48,469	562
*	Blount International Inc.	58,232	551
*	Astec Industries Inc.	21,482	547
*	Altra Holdings Inc.	47,684	534
*	Korn/Ferry International	36,502	533
*	II-VI Inc.	20,739	528
*	Allegiant Travel Co. Class A	13,832	527
	Ameron International Corp.	7,497	525
	Macquarie Infrastructure Co. LLC	57,182	515
*,^ Energy Conversion Devices Inc.		44,415	514
*	Tutor Perini Corp.	23,950	510
*	GenCorp Inc.	95,114	510
*,^ Evergreen Solar Inc.		264,748	508
	Raven Industries Inc.	18,688	500
*	Huron Consulting Group Inc.	19,249	497
	Apogee Enterprises Inc.	32,853	493
*,^ China BAK Battery Inc.		99,617	493
*	Ceradyne Inc.	26,894	493
*	Cornell Cos. Inc.	21,621	485
*	Acacia Research - Acacia Technologies	55,162	480
	Applied Signal Technology Inc.	20,582	479
*	FuelCell Energy Inc.	107,730	460
*	Consolidated Graphics Inc.	18,326	457
	American Ecology Corp.	24,441	457

	CIRCOR International Inc.	16,083	454
	Quanex Building Products Corp.	31,461	452
*	DynCorp International Inc. Class A	24,786	446
*	EnerNOC Inc.	13,377	444
*	Michael Baker Corp.	12,128	441
	Dynamic Materials Corp.	21,983	439
*	American Reprographics Co.	45,756	436
*	TrueBlue Inc.	30,502	429
	AAON Inc.	21,271	427
	G&K Services Inc. Class A	19,003	421
*	Marten Transport Ltd.	24,423	417
*	United Rentals Inc.	40,244	414
	Interface Inc. Class A	49,377	410
*	Orion Marine Group Inc.	19,889	409
*	Griffon Corp.	38,628	389
	Ampco-Pittsburgh Corp.	14,621	389
*	Dollar Thrifty Automotive Group Inc.	15,509	381
	Bowne & Co. Inc.	48,889	376
	Greenbrier Cos. Inc.	31,919	374
	Cascade Corp.	13,847	370
	CDI Corp.	26,343	370
	International Shipholding Corp.	11,909	367
*	Northwest Pipe Co.	10,891	365
	Ennis Inc.	22,309	360
*	H&E Equipment Services Inc.	31,465	356
	Heico Corp. Class A	10,479	355
*	CRA International Inc.	12,958	354
*	Celadon Group Inc.	30,755	348
	Ducommun Inc.	18,084	342
*	Hawaiian Holdings Inc.	41,383	342
*	Colfax Corp.	32,040	341
*	Atlas Air Worldwide Holdings Inc.	10,634	340
*	Powell Industries Inc.	8,638	332
	Lindsay Corp.	8,406	331
*	Interline Brands Inc.	19,453	328
*	Trex Co. Inc.	17,726	323
*	APAC Customer Services Inc.	54,276	321
*	American Commercial Lines Inc.	10,671	311
*,^ Microvision Inc.		56,255	310
	American Railcar Industries Inc.	29,081	309
*,^ Advanced Battery Technologies Inc.		71,073	308
*	On Assignment Inc.	52,659	308
	Aceto Corp.	46,552	307
*	Air Transport Services Group Inc.	86,695	300
	American Woodmark Corp.	15,430	298
*	Kforce Inc.	24,373	293
	Tredegar Corp.	19,501	283
	Encore Wire Corp.	12,628	282
*	Amerco Inc.	6,045	277
*	GeoEye Inc.	10,143	272
*	Cenveo Inc.	39,080	270
	John Bean Technologies Corp.	14,868	270
	Mcgrath Rentcorp	12,580	268
*	Republic Airways Holdings Inc.	28,594	267
	Steelcase Inc. Class A	42,852	266
	Seaboard Corp.	204	265
	Alamo Group Inc.	16,566	262
	Standex International Corp.	13,177	261

	Heidrick & Struggles International Inc.	11,140	259
	Gibraltar Industries Inc.	19,471	258
*	Miller Industries Inc./TN	23,159	255
*	EnPro Industries Inc.	11,077	253
*	Rush Enterprises Inc. Class A	18,969	245
*	Force Protection Inc.	44,355	242
*	Polypore International Inc.	18,683	241
*,^ YRC Worldwide Inc.		53,784	239
	Tennant Co.	8,214	239
*	School Specialty Inc.	10,033	238
	Diamond Management & Technology Consultants Inc. Class A	34,547	237
*	Aerovironment Inc.	8,358	235
	Courier Corp.	15,462	234
	Great Lakes Dredge & Dock Corp.	33,390	233
*	Exponent Inc.	8,248	232
*	M&F Worldwide Corp.	11,401	231
*	Flanders Corp.	43,451	224
*	RSC Holdings Inc.	30,424	221
	Kelly Services Inc. Class A	17,600	216
	Titan International Inc.	24,257	216
*	LB Foster Co. Class A	7,048	216
*	Ladish Co. Inc.	14,241	215
	NACCO Industries Inc. Class A	3,562	214
*	Stanley Inc.	8,302	214
*,^ Capstone Turbine Corp.		161,626	213
	Federal Signal Corp.	29,198	210
*	Fuel Tech Inc.	18,500	207
*	Columbus McKinnon Corp./NY	13,464	204
	Graham Corp.	12,900	201
	Gorman-Rupp Co.	8,011	200
	Viad Corp.	9,995	199
*	GP Strategies Corp.	25,900	194
*	MYR Group Inc./Delaware	9,154	193
*	Argon ST Inc.	10,082	192
*	United Capital Corp.	8,264	191
*	Taser International Inc.	40,319	190
	Houston Wire & Cable Co.	17,179	190
*	Furmanite Corp.	43,935	189
*	ICT Group Inc.	17,578	185
*	Commercial Vehicle Group Inc.	28,330	184
*	Dynamex Inc.	11,256	184
	Eagle Bulk Shipping Inc.	35,296	181
*	Ener1 Inc.	25,510	177
*	COMSYS IT Partners Inc.	27,425	176
*	Flow International Corp.	67,513	175
*	Builders FirstSource Inc.	39,526	172
*	Pinnacle Airlines Corp.	25,710	172
*	Herley Industries Inc.	12,997	170
*	BlueLinx Holdings Inc.	41,480	166
	Pacer International Inc.	42,398	164
	TAL International Group Inc.	11,500	164
*	Kratos Defense & Security Solutions Inc.	17,702	155
	LSI Industries Inc.	23,206	154
	Horizon Lines Inc. Class A	23,792	151
	Barrett Business Services Inc.	14,235	151
*	Intersections Inc.	26,006	150
*	NN Inc.	31,792	148
*	PowerSecure International Inc.	21,502	146

*	Team Inc.	8,564	145
*	Covenant Transportation Group Inc. Class A	29,175	143
*,^ Ascent Solar Technologies Inc.		18,500	139
*	UQM Technologies Inc.	24,104	139
*	Lydall Inc.	25,901	136
*	Spherion Corp.	21,844	136
*	Pike Electric Corp.	11,260	135
*	Sterling Construction Co. Inc.	7,103	127
	Kimball International Inc. Class B	16,424	125
*	Casella Waste Systems Inc. Class A	41,353	122
*	Active Power Inc.	138,576	119
*,^ C&D Technologies Inc.		54,659	118
	Hardinge Inc.	18,169	113
*	LaBarge Inc.	10,000	112
	Met-Pro Corp.	11,172	108
	Sun Hydraulics Corp.	5,001	105
	Multi-Color Corp.	6,796	105
*	Kadant Inc.	8,297	101
*	Amrep Corp.	7,502	99
*	Saia Inc.	6,115	98
*	DXP Enterprises Inc.	8,744	97
*	Park-Ohio Holdings Corp.	11,101	97
*	Plug Power Inc.	109,686	97
*	PAM Transportation Services Inc.	11,085	92
	Insteel Industries Inc.	7,400	88
*	Valence Technology Inc.	47,372	85
	Sauer-Danfoss Inc.	11,064	85
*	Innotrac Corp.	28,417	84
*	Willis Lease Finance Corp.	6,149	84
	FreightCar America Inc.	3,443	84
	Lawson Products Inc./IL	4,805	84
*	Hudson Highland Group Inc.	24,935	76
*	Tecumseh Products Co. Class A	6,472	73
	LS Starrett Co. Class A	6,936	72
*	Thermadyne Holdings Corp.	10,400	72
	Heico Corp.	1,623	70
	Todd Shipyards Corp.	4,229	70
*	Magnetek Inc.	43,974	69
*	Vicor Corp.	8,386	65
*	Allied Defense Group Inc.	12,300	64
*	ExpressJet Holdings Inc.	25,542	64
*	Quality Distribution Inc.	18,134	61
*	3D Systems Corp.	6,557	61
*	Ceco Environmental Corp.	15,932	60
*	Power-One Inc.	30,101	59
*,^ NCI Building Systems Inc.		18,194	58
*	Ultralife Corp.	9,557	58
*	Volt Information Sciences Inc.	4,579	56
	Chase Corp.	4,696	55
*	K-Tron International Inc.	562	53
	Frozen Food Express Industries	18,205	53
*	Titan Machinery Inc.	4,100	51
*	Protection One Inc.	11,226	49
*	LMI Aerospace Inc.	4,860	49
*	Fushi Copperweld Inc.	5,739	49
*	Innerworkings Inc.	9,500	47
*	Advanced Environmental Recycling Technologies Inc. Class A	78,462	46
*	ICF International Inc.	1,516	46

	Schawk Inc. Class A	3,900	45
*	Perma-Fix Environmental Services	18,664	44
*	TBS International Ltd. Class A	5,000	43
*	WCA Waste Corp.	11,166	43
*	Waste Services Inc.	9,297	43
*	Astronics Corp.	4,565	43
*,^ Arotech Corp.		23,278	43
*	Metalico Inc.	10,223	43
*	Energy Recovery Inc.	7,014	41
*	PMFG Inc.	3,100	40
*	PRG-Schultz International Inc.	6,968	39
	Innovative Solutions & Support Inc.	7,618	38
*	Quixote Corp.	14,944	37
*	Ocean Power Technologies Inc.	7,600	37
*	Hill International Inc.	5,000	35
*	Standard Parking Corp.	1,934	34
	Standard Register Co.	5,673	33
*	GT Solar International Inc.	5,566	32
	Wabash National Corp.	10,509	29
	Sypris Solutions Inc.	10,878	28
*	TRC Cos. Inc.	7,654	26
*	Akeena Solar Inc.	21,933	25
*	China Architectural Engineering Inc.	14,042	23
*	Applied Energetics Inc.	50,645	23
*	LECG Corp.	6,536	23
*	First Advantage Corp. Class A	1,155	21
*	USA Truck Inc.	1,500	19
*	Hurco Cos. Inc.	1,000	17
*,^ Document Security Systems Inc.		6,900	16
	Virco Manufacturing	5,113	15
*	Orion Energy Systems Inc.	4,313	13
	Omega Flex Inc.	600	10
	Superior Uniform Group Inc.	1,093	8
	Twin Disc Inc.	600	7
*	Mesa Air Group Inc.	25,176	6
*	Wuhan General Group China Inc.	2,300	6
*	Franklin Covey Co.	929	5
*	AT Cross Co. Class A	907	4
*	US Home Systems Inc.	1,157	3
*	Argan Inc.	200	3
*	Integrated Electrical Services Inc.	200	2
*	BMC Industries Inc.	4,603	—
			1,246,222
Information Technology (18.5%)
	Microsoft Corp.	7,865,588	203,640
*	Apple Inc.	876,043	162,392
	International Business Machines Corp.	1,297,545	155,199
*	Cisco Systems Inc.	5,664,044	133,332
*	Google Inc. Class A	236,744	117,390
	Hewlett-Packard Co.	2,348,357	110,866
	Intel Corp.	5,484,447	107,331
	Oracle Corp.	3,914,964	81,588
	QUALCOMM Inc.	1,625,224	73,103
*	EMC Corp./Massachusetts	1,978,149	33,708
	Visa Inc. Class A	441,318	30,499
	Texas Instruments Inc.	1,251,371	29,645
*	Dell Inc.	1,725,600	26,333

* eBay Inc.	1,074,628	25,372
Corning Inc.	1,525,825	23,360
* Yahoo! Inc.	1,301,941	23,188
* Accenture PLC Class A	602,111	22,441
Automatic Data Processing Inc.	492,538	19,357
Motorola Inc.	2,251,071	19,337
Mastercard Inc. Class A	87,068	17,601
Applied Materials Inc.	1,305,334	17,491
* Adobe Systems Inc.	514,275	16,992
* Juniper Networks Inc.	513,685	13,880
* Symantec Corp.	807,633	13,302
Western Union Co.	689,903	13,053
* Broadcom Corp. Class A	422,858	12,978
* Cognizant Technology Solutions Corp. Class A	286,831	11,089
Tyco Electronics Ltd.	450,826	10,044
* Agilent Technologies Inc.	339,688	9,454
Paychex Inc.	319,639	9,286
CA Inc.	407,538	8,962
* NetApp Inc.	326,963	8,723
* Intuit Inc.	300,264	8,558
* Marvell Technology Group Ltd.	516,389	8,360
* Nvidia Corp.	536,737	8,067
* Western Digital Corp.	219,531	8,019
Analog Devices Inc.	286,898	7,913
* Computer Sciences Corp.	149,034	7,856
* Fiserv Inc.	153,278	7,388
Seagate Technology	483,456	7,353
* Activision Blizzard Inc.	570,543	7,069
* Citrix Systems Inc.	178,085	6,986
* BMC Software Inc.	182,243	6,840
* Micron Technology Inc.	824,436	6,760
* McAfee Inc.	153,126	6,705
* Sun Microsystems Inc.	736,091	6,691
Xerox Corp.	851,771	6,593
Amphenol Corp. Class A	168,601	6,353
Xilinx Inc.	270,130	6,326
* Salesforce.com Inc.	109,582	6,238
* Electronic Arts Inc.	318,357	6,065
Linear Technology Corp.	218,796	6,045
Kla-Tencor Corp.	167,424	6,004
* Flextronics International Ltd.	797,869	5,952
Altera Corp.	288,792	5,923
Maxim Integrated Products Inc.	300,255	5,447
* Autodesk Inc.	220,540	5,249
* Red Hat Inc.	185,966	5,140
Harris Corp.	131,772	4,955
* Affiliated Computer Services Inc. Class A	89,774	4,863
* SanDisk Corp.	223,553	4,851
Fidelity National Information Services Inc.	188,635	4,812
Microchip Technology Inc.	179,434	4,755
* Teradata Corp.	170,057	4,680
* VeriSign Inc.	189,780	4,496
* Lam Research Corp.	124,585	4,256
* FLIR Systems Inc.	147,931	4,138
* Avnet Inc.	148,953	3,868
Global Payments Inc.	79,186	3,698
* MEMC Electronic Materials Inc.	220,364	3,665
* SAIC Inc.	205,159	3,598

	Lender Processing Services Inc.	94,261	3,598
*	LSI Corp.	640,720	3,518
*	Cree Inc.	95,394	3,506
*,^ Alliance Data Systems Corp.		57,295	3,500
*	Equinix Inc.	37,498	3,450
*	Akamai Technologies Inc.	170,910	3,363
*	Rovi Corp.	99,565	3,345
*	Arrow Electronics Inc.	118,214	3,328
*	ON Semiconductor Corp.	394,519	3,255
	National Semiconductor Corp.	226,507	3,232
*	ANSYS Inc.	86,243	3,232
*	Sybase Inc.	82,280	3,201
*	Synopsys Inc.	142,476	3,194
*	Advanced Micro Devices Inc.	558,663	3,162
*	F5 Networks Inc.	77,603	3,075
*	Metavante Technologies Inc.	88,799	3,062
*	Hewitt Associates Inc. Class A	83,355	3,037
*	Brocade Communications Systems Inc.	382,012	3,003
	Factset Research Systems Inc.	44,124	2,923
*	Nuance Communications Inc.	195,340	2,922
*	Trimble Navigation Ltd.	118,034	2,822
	Broadridge Financial Solutions Inc.	138,583	2,786
	Total System Services Inc.	165,442	2,665
*	Perot Systems Corp. Class A	89,098	2,646
*	Palm Inc.	151,682	2,644
*	Tellabs Inc.	371,819	2,573
*	Itron Inc.	39,032	2,504
*	Ingram Micro Inc.	144,275	2,431
*	CommScope Inc.	80,664	2,414
*	Micros Systems Inc.	79,508	2,400
	Jabil Circuit Inc.	178,386	2,392
*	Varian Semiconductor Equipment Associates Inc.	72,388	2,377
*	Polycom Inc.	82,864	2,217
*	Skyworks Solutions Inc.	165,749	2,195
*	NCR Corp.	156,835	2,167
	Diebold Inc.	65,550	2,159
	Molex Inc. Class A	113,297	2,129
*	PMC - Sierra Inc.	220,260	2,106
*	Sohu.com Inc.	30,245	2,080
*	IAC/InterActiveCorp	102,787	2,075
*	Tech Data Corp.	49,685	2,067
	Solera Holdings Inc.	65,559	2,040
*	QLogic Corp.	117,933	2,028
*	VistaPrint NV	39,907	2,025
*	VMware Inc. Class A	50,178	2,016
*	Novellus Systems Inc.	95,876	2,011
*	3Com Corp.	383,812	2,007
*	Dolby Laboratories Inc. Class A	52,120	1,990
*	Informatica Corp.	86,579	1,955
*	Silicon Laboratories Inc.	42,032	1,949
*	Cadence Design Systems Inc.	261,870	1,922
	Jack Henry & Associates Inc.	79,133	1,857
	Intersil Corp. Class A	121,146	1,855
*	Atmel Corp.	424,604	1,779
*	DST Systems Inc.	39,298	1,761
*	Compuware Corp.	240,020	1,759
*	Rambus Inc.	98,372	1,712
*	Lexmark International Inc. Class A	77,150	1,662

* TIBCO Software Inc.	173,604	1,647
* Concur Technologies Inc.	40,971	1,629
* NeuStar Inc. Class A	71,144	1,608
* Atheros Communications Inc.	60,466	1,604
National Instruments Corp.	58,058	1,604
* Teradyne Inc.	172,450	1,595
* Parametric Technology Corp.	114,792	1,586
* Arris Group Inc.	121,668	1,583
* Novell Inc.	343,220	1,548
* Zebra Technologies Corp.	59,114	1,533
* Digital River Inc.	37,420	1,509
* JDS Uniphase Corp.	209,699	1,491
* Cypress Semiconductor Corp.	142,886	1,476
* Omniture Inc.	68,347	1,465
* Ciena Corp.	88,970	1,448
* CACI International Inc. Class A	29,666	1,402
* International Rectifier Corp.	70,382	1,372
Adtran Inc.	55,734	1,368
* RF Micro Devices Inc.	250,955	1,363
* Vishay Intertechnology Inc.	171,260	1,353
* Tessera Technologies Inc.	48,332	1,348
Plantronics Inc.	48,560	1,302
* Microsemi Corp.	80,841	1,276
* Fairchild Semiconductor International Inc. Class A	123,310	1,261
* Convergys Corp.	121,977	1,212
* VeriFone Holdings Inc.	76,297	1,212
* Anixter International Inc.	30,020	1,204
* Riverbed Technology Inc.	54,538	1,198
Syntel Inc.	24,908	1,189
* Formfactor Inc.	49,096	1,174
* Benchmark Electronics Inc.	64,827	1,167
* Valueclick Inc.	86,957	1,147
* TriQuint Semiconductor Inc.	147,413	1,138
* Blackboard Inc.	29,854	1,128
* Quest Software Inc.	66,142	1,114
* Gartner Inc.	60,942	1,113
* Integrated Device Technology Inc.	164,252	1,110
* Cymer Inc.	28,308	1,100
* Cybersource Corp.	65,813	1,097
* TiVo Inc.	104,689	1,085
* STEC Inc.	36,867	1,084
* Euronet Worldwide Inc.	45,037	1,082
* Starent Networks Corp.	42,182	1,072
* Wright Express Corp.	36,277	1,071
Fair Isaac Corp.	48,739	1,047
* Plexus Corp.	39,234	1,033
* Mantech International Corp. Class A	21,863	1,031
* Semtech Corp.	59,866	1,018
* j2 Global Communications Inc.	43,868	1,009
* Ariba Inc.	86,690	1,006
Blackbaud Inc.	43,000	998
* InterDigital Inc./PA	42,921	994
* Unisys Corp.	369,749	987
* Tekelec	59,563	979
* Comtech Telecommunications Corp.	28,276	939
* Genpact Ltd.	75,684	931
* FEI Co.	37,649	928
* Applied Micro Circuits Corp.	92,692	926

*	SRA International Inc. Class A	42,509	918
*	SPSS Inc.	18,286	913
*	MicroStrategy Inc. Class A	12,748	912
*	Progress Software Corp.	40,210	911
*	JDA Software Group Inc.	41,235	905
*	MKS Instruments Inc.	46,811	903
*	Blue Coat Systems Inc.	39,756	898
*	Mentor Graphics Corp.	96,190	896
	Earthlink Inc.	106,086	892
*	Avocent Corp.	43,625	884
	Take-Two Interactive Software Inc.	78,688	882
*,^ Synaptics Inc.		34,087	859
*	Emulex Corp.	83,322	857
*	Netlogic Microsystems Inc.	18,665	840
*	Sapient Corp.	102,583	825
*	CommVault Systems Inc.	39,546	821
*	Omnivision Technologies Inc.	50,397	820
*	Lawson Software Inc.	130,424	814
*	Cabot Microelectronics Corp.	23,222	810
*	Avago Technologies Ltd.	47,403	809
*	Amkor Technology Inc.	117,378	808
*	ADC Telecommunications Inc.	96,410	804
	MAXIMUS Inc.	17,063	795
*	Checkpoint Systems Inc.	48,034	790
*	Cavium Networks Inc.	36,777	790
*	CSG Systems International Inc.	49,037	785
*	Advanced Energy Industries Inc.	54,633	778
*	Brightpoint Inc.	88,430	774
*	DealerTrack Holdings Inc.	40,378	764
*	Scansource Inc.	26,715	757
*	Websense Inc.	43,717	734
*	Brooks Automation Inc.	94,354	729
*	Viasat Inc.	27,367	727
*	Advent Software Inc.	18,023	725
*	Harmonic Inc.	108,482	725
*	EchoStar Corp. Class A	39,166	723
*	Art Technology Group Inc.	186,638	720
*	Hittite Microwave Corp.	19,562	719
*	Manhattan Associates Inc.	35,559	718
*	Littelfuse Inc.	26,995	708
*	Coherent Inc.	29,365	685
*	ArcSight Inc.	28,224	679
*	Acxiom Corp.	71,158	673
*	Intermec Inc.	47,403	668
*	Echelon Corp.	51,633	665
*	Verigy Ltd.	56,679	659
*	Infinera Corp.	82,762	658
*	DTS Inc./CA	23,806	652
*	Monolithic Power Systems Inc.	27,593	647
*	Aruba Networks Inc.	72,430	640
*	Tyler Technologies Inc.	37,196	636
*	ACI Worldwide Inc.	41,928	634
*	Forrester Research Inc.	23,741	632
	NIC Inc.	70,683	628
*	AsiaInfo Holdings Inc.	31,200	623
*	Rofin-Sinar Technologies Inc.	26,763	614
*	Entegris Inc.	123,530	611
*	ATMI Inc.	33,524	608

* Constant Contact Inc.	31,484	606
* Insight Enterprises Inc.	49,437	604
* Adaptec Inc.	175,625	587
* Electro Scientific Industries Inc.	43,759	586
* Sycamore Networks Inc.	193,621	585
United Online Inc.	72,685	584
Cognex Corp.	35,010	573
* Rackspace Hosting Inc.	33,564	573
* ModusLink Global Solutions Inc.	69,810	565
* L-1 Identity Solutions Inc.	80,417	562
Black Box Corp.	22,275	559
* Harris Stratex Networks Inc. Class A	78,605	550
* Epicor Software Corp.	86,241	549
* Kulicke & Soffa Industries Inc.	90,964	549
* Sanmina-SCI Corp.	63,622	547
* Electronics for Imaging Inc.	48,349	545
* Avid Technology Inc.	38,336	540
* GSI Commerce Inc.	27,758	536
CTS Corp.	57,114	531
* Veeco Instruments Inc.	22,394	522
* Bottomline Technologies Inc.	39,839	514
* TeleTech Holdings Inc.	29,755	508
Cohu Inc.	37,418	507
* Cirrus Logic Inc.	90,487	503
* Actel Corp.	40,665	495
* Knot Inc.	45,091	492
AVX Corp.	41,244	492
* Rogers Corp.	16,401	492
* Internet Capital Group Inc.	58,611	490
* EPIQ Systems Inc.	33,455	485
MTS Systems Corp.	16,301	476
* Netgear Inc.	25,919	476
Pegasystems Inc.	13,733	474
* Actuate Corp.	81,783	473
* Sonus Networks Inc.	218,943	464
* Ebix Inc.	8,271	458
* TNS Inc.	16,597	455
* Ciber Inc.	112,590	450
* Anadigics Inc.	95,430	449
* RealNetworks Inc.	120,642	449
* Novatel Wireless Inc.	39,233	446
* Multi-Fineline Electronix Inc.	15,523	446
* Netscout Systems Inc.	32,677	441
Molex Inc.	21,054	440
* FARO Technologies Inc.	25,371	436
* Cogent Inc.	42,911	433
* Diodes Inc.	23,694	429
* DG FastChannel Inc.	20,444	428
* Ultimate Software Group Inc.	14,616	420
* Taleo Corp. Class A	18,521	419
* Interactive Intelligence Inc.	21,292	407
Park Electrochemical Corp.	16,392	404
* Anaren Inc.	23,684	403
* Hypercom Corp.	129,062	400
* Comverge Inc.	32,700	399
* SAVVIS Inc.	25,154	398
* Ceva Inc.	36,858	396
* THQ Inc.	57,256	392

* Oclaro Inc.	349,487	384
* SYNNEX Corp.	12,568	383
* Cray Inc.	45,504	379
* Zoran Corp.	32,825	378
* Double-Take Software Inc.	36,775	375
* KVH Industries Inc.	37,329	373
* Computer Task Group Inc.	45,662	370
Heartland Payment Systems Inc.	25,191	366
* Sigma Designs Inc.	24,899	362
* Kopin Corp.	74,406	357
* FalconStor Software Inc.	70,336	350
* Radiant Systems Inc.	32,377	348
* SonicWALL Inc.	40,917	344
* Axcelis Technologies Inc.	282,474	339
* DSP Group Inc.	41,552	338
* comScore Inc.	18,468	333
* Advanced Analogic Technologies Inc.	83,504	332
* Extreme Networks	117,515	329
Agilysys Inc.	49,101	324
IXYS Corp.	37,753	321
* Digi International Inc.	36,909	314
* EMS Technologies Inc.	14,926	311
* DivX Inc.	56,604	309
Electro Rent Corp.	26,803	309
* Acme Packet Inc.	30,615	306
* Finisar Corp.	31,420	304
* SuccessFactors Inc.	21,449	302
* NVE Corp.	5,662	301
* Cogo Group Inc.	49,000	300
* LTX-Credence Corp.	180,861	298
Bel Fuse Inc. Class B	15,679	298
* Dice Holdings Inc.	45,307	297
* ActivIdentity Corp.	106,709	296
Imation Corp.	31,697	294
* Standard Microsystems Corp.	12,640	293
* Infospace Inc.	37,825	293
Micrel Inc.	35,633	290
* Limelight Networks Inc.	71,232	289
* Liquidity Services Inc.	28,012	289
Methode Electronics Inc.	32,925	285
* Lattice Semiconductor Corp.	122,992	277
* infoGROUP Inc.	37,322	262
* MSC.Software Corp.	30,598	257
* Hutchinson Technology Inc.	36,235	257
* Exar Corp.	34,490	253
* MoneyGram International Inc.	80,296	252
* RightNow Technologies Inc.	17,355	251
* Conexant Systems Inc.	90,185	247
* TTM Technologies Inc.	20,797	239
Technitrol Inc.	25,898	239
* Hackett Group Inc.	81,930	238
* Keynote Systems Inc.	25,186	237
* Mercury Computer Systems Inc.	23,375	230
* Stratasys Inc.	13,400	230
* Global Cash Access Holdings Inc.	31,142	228
* BigBand Networks Inc.	56,611	227
* Emcore Corp.	173,803	226
* Kenexa Corp.	16,286	220

* Gerber Scientific Inc.	36,466	218
Daktronics Inc.	25,388	218
* Network Equipment Technologies Inc.	29,565	214
* Loral Space & Communications Inc.	7,630	210
Imergent Inc.	26,593	210
* Openwave Systems Inc.	80,502	209
* Isilon Systems Inc.	34,077	208
* Intevac Inc.	15,465	208
* Chordiant Software Inc.	53,110	207
* ExlService Holdings Inc.	13,560	201
* Integrated Silicon Solution Inc.	52,648	198
* Globecomm Systems Inc.	26,984	196
Renaissance Learning Inc.	19,631	195
* Move Inc.	71,496	193
* Immersion Corp.	44,631	191
* Netezza Corp.	16,738	188
* Lionbridge Technologies Inc.	70,099	182
* California Micro Devices Corp.	56,393	182
iGate Corp.	20,828	179
* Volterra Semiconductor Corp.	9,648	177
* Perficient Inc.	20,733	171
* Universal Display Corp.	13,749	164
* Oplink Communications Inc.	11,154	162
* Callidus Software Inc.	53,452	161
* Vocus Inc.	7,529	157
* S1 Corp.	25,446	157
* LoJack Corp.	30,792	157
* Switch & Data Facilities Co. Inc.	11,513	157
* Silicon Graphics International Corp.	23,021	154
* DDi Corp.	36,156	154
* Newport Corp.	17,430	153
* LaserCard Corp.	18,024	152
* Sonic Solutions Inc.	24,739	147
* Dot Hill Systems Corp.	81,746	142
* TeleCommunication Systems Inc. Class A	16,824	141
* Virage Logic Corp.	26,890	140
* Integral Systems Inc./MD	20,283	140
* American Technology Corp./Del	76,541	135
* Internap Network Services Corp.	41,979	135
* ShoreTel Inc.	17,242	135
* StarTek Inc.	15,179	132
American Software Inc./Georgia Class A	19,899	130
* Supertex Inc.	4,234	127
* Maxwell Technologies Inc.	6,889	127
* Smith Micro Software Inc.	10,254	127
* Ixia	18,337	126
* Quantum Corp.	98,781	124
* 3PAR Inc.	11,163	123
* LoopNet Inc.	13,515	122
* OSI Systems Inc.	6,677	122
* PC-Tel Inc.	19,282	121
* Hughes Communications Inc.	3,935	119
* Authentidate Holding Corp.	84,076	119
* LivePerson Inc.	23,085	116
* Synchronoss Technologies Inc.	9,156	114
* Terremark Worldwide Inc.	18,078	112
* Ultratech Inc.	8,439	112
* Silicon Image Inc.	45,871	111

* Airvana Inc.	16,201	110
* Sourcefire Inc.	5,074	109
* MIPS Technologies Inc. Class A	27,892	105
* IPG Photonics Corp.	6,844	104
* AuthenTec Inc.	37,097	104
* Edgewater Technology Inc.	35,278	104
* Radisys Corp.	11,734	102
Marchex Inc. Class B	19,772	97
Cass Information Systems Inc.	3,241	97
* NetSuite Inc.	6,300	96
Opnet Technologies Inc.	8,782	96
* Measurement Specialties Inc.	9,379	96
* CalAmp Corp.	33,696	94
* Saba Software Inc.	22,394	94
* WebMD Health Corp. Class A	2,821	93
* Silicon Storage Technology Inc.	38,496	93
* VASCO Data Security International Inc.	12,403	92
* Transwitch Corp.	130,663	91
* Seachange International Inc.	11,978	90
* Powerwave Technologies Inc.	55,133	88
* Concurrent Computer Corp.	18,716	86
* Presstek Inc.	40,414	85
* Access Integrated Technologies Inc. Class A	66,166	85
* Mindspeed Technologies Inc.	29,313	84
* Dynamics Research Corp.	6,159	80
* Nanometrics Inc.	12,155	80
* Utstarcom Inc.	37,662	79
* Pericom Semiconductor Corp.	7,966	78
* Ness Technologies Inc.	9,900	78
* Entropic Communications Inc.	28,035	77
* Symyx Technologies Inc.	11,194	74
* Information Services Group Inc.	18,500	74
* Evolving Systems Inc.	10,456	73
* Spectrum Control Inc.	8,322	71
* Autobytel Inc.	100,903	71
* Rudolph Technologies Inc.	9,446	70
* support.com Inc.	28,656	69
* Internet Brands Inc. Class A	8,358	67
Ipass Inc.	48,300	67
* China Information Security Technology Inc.	11,907	66
* Magma Design Automation Inc.	31,132	65
* Online Resources Corp.	10,489	65
TheStreet.com Inc.	22,202	64
* NU Horizons Electronics Corp.	16,256	64
* Aware Inc.	26,298	64
* Cyberoptics Corp.	9,517	64
* Compellent Technologies Inc.	3,535	64
* SMART Modular Technologies WWH Inc.	13,386	64
* Super Micro Computer Inc.	7,457	63
* Symmetricom Inc.	12,104	63
* Trident Microsystems Inc.	23,681	61
* Web.com Group Inc.	8,564	61
* On2 Technologies Inc.	101,265	60
* Photronics Inc.	12,399	59
* SRS Labs Inc.	7,958	58
* Zygo Corp.	7,741	52
* FSI International Inc.	43,508	50
* SourceForge Inc.	39,329	50

* Mattson Technology Inc.	17,005	48
* Ditech Networks Inc.	22,501	47
* OpenTV Corp. Class A	32,700	45
* GSE Systems Inc.	7,184	45
* PC Connection Inc.	7,935	43
* PROS Holdings Inc.	5,100	43
* Merix Corp.	13,354	40
* Leadis Technology Inc.	39,552	40
* DemandTec Inc.	4,299	38
* Phoenix Technologies Ltd.	10,207	37
* Planar Systems Inc.	13,595	36
* EndWave Corp.	11,401	36
* PLATO Learning Inc.	8,094	35
* QuickLogic Corp.	20,338	35
* PLX Technology Inc.	10,154	34
* TechTeam Global Inc.	3,948	34
* Analysts International Corp.	43,421	31
* MoSys Inc.	12,209	31
* Rimage Corp.	1,773	30
* Parkervision Inc.	7,288	30
* Looksmart Ltd.	24,938	29
Keithley Instruments Inc.	5,060	28
* PAR Technology Corp.	4,300	27
* Digital Angel Corp.	25,038	27
Bel Fuse Inc. Class A	1,477	27
* White Electronic Designs Corp.	5,637	26
* WebMediaBrands Inc.	36,066	26
* Zhone Technologies Inc.	51,901	26
* Orbcomm Inc.	9,500	26
QAD Inc.	5,641	26
* Datalink Corp.	6,944	25
* RAE Systems Inc.	22,642	25
* ID Systems Inc.	6,074	24
* Bsquare Corp.	9,265	24
* Lantronix Inc.	41,675	24
* Wave Systems Corp. Class A	27,132	23
* Tollgrade Communications Inc.	3,588	23
* Pixelworks Inc.	6,860	23
* Superconductor Technologies Inc.	7,694	23
* NCI Inc. Class A	800	23
* Telular Corp.	7,011	23
* Opnext Inc.	7,514	22
* Rainmaker Systems Inc.	13,990	20
* PDF Solutions Inc.	5,752	20
* Convera Corp. Class A	81,202	19
* Comarco Inc.	6,117	17
* Westell Technologies Inc. Class A	12,309	16
* Ramtron International Corp.	6,348	16
* GSI Group Inc.	18,784	14
* SCM Microsystems Inc.	5,161	13
Richardson Electronics Ltd./United States	2,516	13
* X-Rite Inc.	5,944	12
* Digital Ally Inc.	4,500	11
* Network Engines Inc.	10,019	11
* Vertro Inc.	24,139	11
* Nextwave Wireless Inc.	12,200	11
* Zix Corp.	4,904	11
* Research Frontiers Inc.	2,434	10

* EF Johnson Technologies Inc.	7,007	9
* Techwell Inc.	800	9
* Elixir Gaming Technologies Inc.	27,761	8
* Transact Technologies Inc.	1,434	8
* eLoyalty Corp.	859	7
Selectica Inc.	16,188	5
* Semitool Inc.	621	5
* Management Network Group Inc.	2,896	2
* LeCroy Corp.	387	2
* Ikanos Communications Inc.	600	1
* iGO Inc.	1,228	1
* Frequency Electronics Inc.	283	1
* Wireless Telecom Group Inc.	1,279	1
* Allen Organ Co. Escrow Shares	283	1
		2,117,662
Materials (3.8%)
Monsanto Co.	535,855	41,475
EI Du Pont de Nemours & Co.	887,927	28,538
Freeport-McMoRan Copper & Gold Inc.	404,569	27,758
Dow Chemical Co.	1,057,309	27,564
Praxair Inc.	302,090	24,678
Newmont Mining Corp.	470,315	20,703
Air Products & Chemicals Inc.	205,967	15,979
Nucor Corp.	308,577	14,506
Alcoa Inc.	958,453	12,575
Ecolab Inc.	232,209	10,735
PPG Industries Inc.	161,890	9,424
International Paper Co.	403,980	8,981
Weyerhaeuser Co.	208,168	7,629
Mosaic Co.	152,697	7,340
Vulcan Materials Co.	120,246	6,502
Sigma-Aldrich Corp.	120,159	6,486
United States Steel Corp.	141,251	6,267
* Owens-Illinois Inc.	165,883	6,121
Lubrizol Corp.	66,526	4,754
Ball Corp.	87,995	4,329
* Crown Holdings Inc.	157,013	4,271
Cliffs Natural Resources Inc.	126,895	4,106
CF Industries Holdings Inc.	45,310	3,907
Martin Marietta Materials Inc.	41,808	3,849
Eastman Chemical Co.	71,573	3,832
FMC Corp.	67,991	3,825
MeadWestvaco Corp.	168,708	3,764
Celanese Corp. Class A	141,705	3,543
Airgas Inc.	72,261	3,495
Terra Industries Inc.	98,483	3,414
* Pactiv Corp.	129,982	3,386
Walter Energy Inc.	52,048	3,126
Sealed Air Corp.	156,560	3,073
Allegheny Technologies Inc.	87,000	3,044
Ashland Inc.	69,545	3,006
International Flavors & Fragrances Inc.	77,630	2,945
Steel Dynamics Inc.	186,517	2,861
Nalco Holding Co.	136,702	2,801
Reliance Steel & Aluminum Co.	65,112	2,771
Bemis Co. Inc.	106,173	2,751
Sonoco Products Co.	98,567	2,715

Valspar Corp.	94,076	2,588
Aptargroup Inc.	67,196	2,510
Albemarle Corp.	72,491	2,508
RPM International Inc.	126,839	2,345
AK Steel Holding Corp.	108,202	2,135
Packaging Corp. of America	101,551	2,072
Commercial Metals Co.	111,318	1,993
Compass Minerals International Inc.	32,118	1,979
Scotts Miracle-Gro Co. Class A	45,333	1,947
Royal Gold Inc.	38,441	1,753
Rock-Tenn Co. Class A	36,117	1,701
Temple-Inland Inc.	100,487	1,650
* WR Grace & Co.	71,841	1,562
Cytec Industries Inc.	46,823	1,520
Cabot Corp.	65,087	1,504
Huntsman Corp.	164,235	1,496
* Coeur d'Alene Mines Corp.	68,679	1,408
Silgan Holdings Inc.	26,489	1,397
Olin Corp.	77,205	1,346
Sensient Technologies Corp.	48,120	1,336
Greif Inc. Class A	24,054	1,324
* Solutia Inc.	113,098	1,310
Eagle Materials Inc.	41,349	1,182
Schnitzer Steel Industries Inc.	21,635	1,152
Titanium Metals Corp.	118,141	1,133
NewMarket Corp.	12,147	1,130
* Intrepid Potash Inc.	44,742	1,055
Carpenter Technology Corp.	43,722	1,023
HB Fuller Co.	48,625	1,016
Texas Industries Inc.	23,339	980
* Hecla Mining Co.	218,737	960
* OM Group Inc.	30,682	932
* Rockwood Holdings Inc.	44,618	918
Worthington Industries Inc.	63,407	881
Minerals Technologies Inc.	18,512	880
Schweitzer-Mauduit International Inc.	15,349	834
* Louisiana-Pacific Corp.	120,800	806
Arch Chemicals Inc.	26,859	806
* Calgon Carbon Corp.	52,202	774
AMCOL International Corp.	31,984	732
* Brush Engineered Materials Inc.	29,625	725
* RTI International Metals Inc.	28,409	708
Balchem Corp.	26,086	686
Ferro Corp.	72,521	645
* Buckeye Technologies Inc.	58,935	632
Glatfelter	49,041	563
* Century Aluminum Co.	58,114	543
Koppers Holdings Inc.	17,295	513
* Allied Nevada Gold Corp.	46,063	451
* Clearwater Paper Corp.	10,334	427
Deltic Timber Corp.	9,056	415
Kaiser Aluminum Corp.	10,901	396
Innospec Inc.	24,208	357
Westlake Chemical Corp.	13,796	355
* Graphic Packaging Holding Co.	149,571	346
* PolyOne Corp.	50,460	337
Innophos Holdings Inc.	17,809	329
Myers Industries Inc.	29,983	323

	Stepan Co.	5,267	316
*	Omnova Solutions Inc.	46,772	303
	Zep Inc.	18,632	303
	A Schulman Inc.	14,922	297
	American Vanguard Corp.	33,835	281
*	General Moly Inc.	88,945	280
*	Haynes International Inc.	8,633	275
*	Zoltek Cos. Inc.	26,084	274
	Olympic Steel Inc.	9,204	264
	Neenah Paper Inc.	22,278	262
	Spartech Corp.	24,140	260
*	Stillwater Mining Co.	38,336	258
*	Horsehead Holding Corp.	21,254	249
*	US Energy Corp. Wyoming	63,038	246
	Wausau Paper Corp.	24,064	241
	Quaker Chemical Corp.	10,875	239
	AM Castle & Co.	23,627	235
*	Landec Corp.	34,836	223
	Hawkins Inc.	9,452	221
*	GenTek Inc.	5,095	194
*	US Gold Corp.	57,262	166
*	US Concrete Inc.	82,102	142
*	LSB Industries Inc.	9,087	142
*	Headwaters Inc.	36,354	141
*,^ Altair Nanotechnologies Inc.		119,348	137
*	AEP Industries Inc.	3,419	136
*	Mercer International Inc.	39,015	132
*	Boise Inc.	15,652	83
*,^ Flotek Industries Inc.		38,502	79
	Penford Corp.	10,007	72
*	American Pacific Corp.	8,984	70
*,^ Georgia Gulf Corp.		1,935	58
*	Ampal American Israel Class A	27,749	56
*	General Steel Holdings Inc.	14,370	56
*	Universal Stainless & Alloy	3,011	55
*	Nanophase Technologies Corp.	45,851	53
*	Bway Holding Co.	2,422	45
*	China Direct Industries Inc.	23,699	37
	Great Northern Iron ORE Ppty	400	37
*	ICO Inc.	4,163	19
*	Senomyx Inc.	4,700	19
*	China Precision Steel Inc.	5,037	14
*	ADA-ES Inc.	3,100	11
	Verso Paper Corp.	2,500	7
			435,146
Telecommunication Services (2.9%)
	AT&T Inc.	5,793,801	156,491
	Verizon Communications Inc.	2,789,409	84,435
*	American Tower Corp. Class A	390,471	14,213
*	Sprint Nextel Corp.	2,752,072	10,871
	CenturyTel Inc.	292,067	9,813
*	Crown Castle International Corp.	285,530	8,954
	Qwest Communications International Inc.	1,524,392	5,808
*	NII Holdings Inc.	163,294	4,896
	Windstream Corp.	430,694	4,363
	Telephone & Data Systems Inc.	91,206	2,828
*	SBA Communications Corp. Class A	103,505	2,798

Frontier Communications Corp.	309,026	2,330
* MetroPCS Communications Inc.	243,977	2,284
* Level 3 Communications Inc.	1,612,680	2,242
* tw telecom inc. Class A	147,906	1,989
* Leap Wireless International Inc.	61,587	1,204
* Syniverse Holdings Inc.	63,855	1,117
* Cincinnati Bell Inc.	226,512	793
Atlantic Tele-Network Inc.	14,340	766
* United States Cellular Corp.	18,477	722
* Centennial Communications Corp.	84,296	673
NTELOS Holdings Corp.	33,031	583
Alaska Communications Systems Group Inc.	56,014	518
* Neutral Tandem Inc.	21,849	497
* Premiere Global Services Inc.	58,706	488
* Cogent Communications Group Inc.	40,662	459
Shenandoah Telecommunications Co.	21,717	390
Consolidated Communications Holdings Inc.	22,508	360
* General Communication Inc. Class A	45,071	309
* Global Crossing Ltd.	20,176	289
* Cbeyond Inc.	17,736	286
* iPCS Inc.	15,659	272
USA Mobility Inc.	20,773	268
D&E Communications Inc.	21,441	246
* PAETEC Holding Corp.	60,017	232
Telephone & Data Systems Inc. - Special Common Shares	7,633	227
Iowa Telecommunications Services Inc.	17,711	223
HickoryTech Corp.	22,563	193
* Vonage Holdings Corp.	121,632	169
* TerreStar Corp.	66,847	153
* FiberTower Corp.	126,595	137
* SureWest Communications	9,822	122
* Arbinet Corp.	42,059	99
* Ibasis Inc.	31,232	66
* ICO Global Communications Holdings Ltd.	74,963	64
Fairpoint Communications Inc.	91,421	38
* 8x8 Inc.	42,143	37
* IDT Corp. Class B	9,967	30
* IDT Corp.	552	2
		326,347
Utilities (3.8%)
Exelon Corp.	647,337	32,121
Southern Co.	768,832	24,349
FPL Group Inc.	383,220	21,165
Dominion Resources Inc./VA	579,331	19,987
Duke Energy Corp.	1,263,861	19,893
Public Service Enterprise Group Inc.	496,836	15,621
Entergy Corp.	192,509	15,374
PG&E Corp.	361,726	14,646
American Electric Power Co. Inc.	468,167	14,508
FirstEnergy Corp.	299,312	13,685
Sempra Energy	228,337	11,373
PPL Corp.	369,235	11,203
Consolidated Edison Inc.	269,428	11,030
Progress Energy Inc.	273,957	10,701
Edison International	304,579	10,228
* AES Corp.	655,808	9,719
Xcel Energy Inc.	448,279	8,625

* NRG Energy Inc.	261,399	7,369
Questar Corp.	171,500	6,442
Ameren Corp.	229,272	5,796
Constellation Energy Group Inc.	176,492	5,713
DTE Energy Co.	161,313	5,669
EQT Corp.	122,422	5,215
Wisconsin Energy Corp.	115,127	5,200
Centerpoint Energy Inc.	362,049	4,500
Allegheny Energy Inc.	166,975	4,428
Northeast Utilities	172,820	4,103
SCANA Corp.	114,250	3,987
* Calpine Corp.	342,520	3,946
NiSource Inc.	270,956	3,764
Oneok Inc.	98,613	3,611
MDU Resources Group Inc.	172,547	3,598
NSTAR	105,323	3,351
Pinnacle West Capital Corp.	99,799	3,275
National Fuel Gas Co.	70,655	3,237
Pepco Holdings Inc.	217,402	3,235
OGE Energy Corp.	94,966	3,141
Alliant Energy Corp.	109,126	3,039
CMS Energy Corp.	224,326	3,006
DPL Inc.	114,389	2,986
Energen Corp.	67,267	2,899
TECO Energy Inc.	199,606	2,810
Integrys Energy Group Inc.	75,401	2,706
AGL Resources Inc.	76,331	2,692
UGI Corp.	107,130	2,685
NV Energy Inc.	231,324	2,681
American Water Works Co. Inc.	129,139	2,575
Atmos Energy Corp.	91,121	2,568
* RRI Energy Inc.	346,505	2,474
Aqua America Inc.	134,479	2,372
Great Plains Energy Inc.	131,711	2,364
* Mirant Corp.	142,515	2,342
ITC Holdings Corp.	49,240	2,238
Westar Energy Inc.	107,408	2,096
Vectren Corp.	76,377	1,760
Piedmont Natural Gas Co. Inc.	72,782	1,742
Hawaiian Electric Industries Inc.	91,073	1,650
WGL Holdings Inc.	49,779	1,650
Nicor Inc.	44,326	1,622
New Jersey Resources Corp.	41,896	1,521
Cleco Corp.	59,923	1,503
Portland General Electric Co.	74,190	1,463
IDACORP Inc.	46,498	1,339
* Dynegy Inc. Class A	495,098	1,262
Southwest Gas Corp.	44,624	1,141
Northwest Natural Gas Co.	26,434	1,101
Avista Corp.	54,377	1,099
Unisource Energy Corp.	35,423	1,089
South Jersey Industries Inc.	29,701	1,048
PNM Resources Inc.	86,354	1,009
Black Hills Corp.	38,580	971
Allete Inc.	28,118	944
NorthWestern Corp.	35,885	877
Ormat Technologies Inc.	20,562	839
MGE Energy Inc.	22,995	839

*	El Paso Electric Co.	45,447	803
California Water Service Group	18,768	731
American States Water Co.	20,109	728
UIL Holdings Corp.	26,952	711
CH Energy Group Inc.	15,832	702
Laclede Group Inc.	20,762	668
Empire District Electric Co.	33,018	597
SJW Corp.	17,108	391
Connecticut Water Service Inc.	16,483	369
Central Vermont Public Service Corp.	14,906	288
Chesapeake Utilities Corp.	8,911	276
Southwest Water Co.	51,788	255
Consolidated Water Co. Inc.	11,813	193
*	Cadiz Inc.	13,055	153
Maine & Maritimes Corp.	3,424	123
Middlesex Water Co.	6,752	102
Unitil Corp.	1,343	30
York Water Co.	1,850	26
*	Synthesis Energy Systems Inc.	15,100	18
Artesian Resources Corp. Class A	619	10
Pennichuck Corp.	102	2
*	Purecycle Corp.	100	—
431,986
Total Common Stocks (Cost $12,233,072)	11,394,722
Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
6	Sealy Corp. 8.000% (Cost $103)	794	67
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.267%	64,277,383	64,277

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.200%	2/24/10	3,000	2,998
[4,5] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	3,000	2,998
[4,5] Freddie Mac Discount Notes	0.260%	12/22/09	2,000	2,000
7,996
Total Temporary Cash Investments (Cost $72,270)	72,273
Total Investments (100.0%) (Cost $12,305,445)	11,467,062
Other Assets and Liabilities-Net (0.0%)[3]	(1,716)
Net Assets (100%)	11,465,346

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,543,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $32,584,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $7,996,000 have been segregated as initial margin for open futures contracts.
6 Non-income-producing security - new issue that has not paid a dividend as of September 30, 2009.
REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $12,305,445,000. Net unrealized depreciation of investment securities for tax purposes was $838,382,000, consisting of unrealized gains of $906,645,000 on securities that had risen in value since their purchase and $1,745,027,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	176	46,328	1,154
E-mini Russell 2000 Index	December 2009	138	8,321	106
E-mini S&P 500 Index	December 2009	140	7,370	(4)
S&P Midcap 400 Index	December 2009	6	2,068	11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Total Stock Market Index

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,394,719	4	—
Convertible Preferred Stocks	67
Temporary Cash Investments	64,277	7,996	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(147)	—	—
Total	11,458,924	8,000	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Institutional Total Bond Market Index Fund

Schedule of Investments
As of September 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (72.5%)
U.S. Government Securities (26.9%)
United States Treasury Inflation Indexed
Bonds	3.500%	1/15/11	2,825	3,640
United States Treasury Note/Bond	4.125%	8/15/10	1,915	1,977
United States Treasury Note/Bond	5.750%	8/15/10	1,700	1,779
United States Treasury Note/Bond	2.375%	8/31/10	3,250	3,308
United States Treasury Note/Bond	2.000%	9/30/10	525	533
United States Treasury Note/Bond	1.500%	10/31/10	5,800	5,863
United States Treasury Note/Bond	1.250%	11/30/10	15,375	15,505
United States Treasury Note/Bond	4.375%	12/15/10	4,845	5,071
United States Treasury Note/Bond	0.875%	12/31/10	23,770	23,867
United States Treasury Note/Bond	0.875%	1/31/11	6,800	6,829
United States Treasury Note/Bond	5.000%	2/15/11	1,350	1,431
United States Treasury Note/Bond	0.875%	2/28/11	31,805	31,924
United States Treasury Note/Bond	0.875%	3/31/11	29,150	29,250
United States Treasury Note/Bond	0.875%	4/30/11	22,900	22,964
United States Treasury Note/Bond	4.875%	4/30/11	4,675	4,982
United States Treasury Note/Bond	0.875%	5/31/11	4,600	4,612
United States Treasury Note/Bond	1.125%	6/30/11	24,425	24,566
United States Treasury Note/Bond	1.000%	7/31/11	21,925	21,990
United States Treasury Note/Bond	4.875%	7/31/11	1,225	1,315
United States Treasury Note/Bond	1.000%	8/31/11	12,147	12,168
United States Treasury Note/Bond	4.500%	9/30/11	2,840	3,039
United States Treasury Note/Bond	1.750%	11/15/11	12,815	13,009
United States Treasury Note/Bond	4.500%	11/30/11	2,975	3,194
United States Treasury Note/Bond	1.125%	12/15/11	50	50
United States Treasury Note/Bond	4.625%	12/31/11	1,750	1,887
United States Treasury Note/Bond	1.125%	1/15/12	2,745	2,745
United States Treasury Note/Bond	4.750%	1/31/12	1,750	1,896
United States Treasury Note/Bond	4.500%	3/31/12	28,450	30,766
United States Treasury Note/Bond	1.375%	4/15/12	7,050	7,083
United States Treasury Note/Bond	4.500%	4/30/12	1,600	1,734
United States Treasury Note/Bond	1.375%	5/15/12	35,225	35,346
United States Treasury Note/Bond	4.750%	5/31/12	13,275	14,489
United States Treasury Note/Bond	1.875%	6/15/12	10,750	10,920
United States Treasury Note/Bond	4.875%	6/30/12	150	165
United States Treasury Note/Bond	1.500%	7/15/12	6,075	6,106
United States Treasury Note/Bond	1.750%	8/15/12	41,925	42,364
United States Treasury Note/Bond	4.375%	8/15/12	40	43
United States Treasury Note/Bond	1.375%	9/15/12	12,222	12,201
United States Treasury Note/Bond	4.250%	9/30/12	600	650
United States Treasury Note/Bond	3.875%	10/31/12	1,450	1,557
United States Treasury Note/Bond	4.000%	11/15/12	50	54
United States Treasury Note/Bond	3.375%	11/30/12	1,250	1,324
United States Treasury Note/Bond	3.875%	2/15/13	3,475	3,735
United States Treasury Note/Bond	3.500%	5/31/13	11,200	11,907
United States Treasury Note/Bond	3.375%	6/30/13	125	132
United States Treasury Note/Bond	3.375%	7/31/13	1,250	1,324
United States Treasury Note/Bond	3.125%	8/31/13	17,175	18,002
United States Treasury Note/Bond	3.125%	9/30/13	4,825	5,056

United States Treasury Note/Bond	2.750%	10/31/13	38,695	39,941
United States Treasury Note/Bond	4.250%	11/15/13	4,700	5,133
United States Treasury Note/Bond	2.000%	11/30/13	350	351
United States Treasury Note/Bond	1.500%	12/31/13	150	147
United States Treasury Note/Bond	1.750%	1/31/14	1,300	1,284
United States Treasury Note/Bond	4.000%	2/15/14	4,575	4,949
United States Treasury Note/Bond	1.875%	2/28/14	20,475	20,299
United States Treasury Note/Bond	1.750%	3/31/14	7,875	7,751
United States Treasury Note/Bond	1.875%	4/30/14	2,225	2,199
United States Treasury Note/Bond	4.750%	5/15/14	1,825	2,035
United States Treasury Note/Bond	2.625%	7/31/14	24,765	25,179
United States Treasury Note/Bond	2.375%	8/31/14	15,350	15,410
United States Treasury Note/Bond	2.375%	9/30/14	45,650	45,771
United States Treasury Note/Bond	4.000%	2/15/15	365	393
United States Treasury Note/Bond	4.125%	5/15/15	14,775	15,999
United States Treasury Note/Bond	10.625%	8/15/15	160	230
United States Treasury Note/Bond	9.875%	11/15/15	6,675	9,375
United States Treasury Note/Bond	9.250%	2/15/16	85	117
United States Treasury Note/Bond	2.625%	2/29/16	4,350	4,305
United States Treasury Note/Bond	2.375%	3/31/16	14,950	14,553
United States Treasury Note/Bond	2.625%	4/30/16	3,775	3,727
United States Treasury Note/Bond	5.125%	5/15/16	28,425	32,427
United States Treasury Note/Bond	3.250%	6/30/16	1,275	1,306
United States Treasury Note/Bond	4.875%	8/15/16	6,850	7,708
United States Treasury Note/Bond	7.500%	11/15/16	1,475	1,902
United States Treasury Note/Bond	4.625%	2/15/17	50	55
United States Treasury Note/Bond	4.500%	5/15/17	150	165
United States Treasury Note/Bond	8.750%	5/15/17	9,725	13,477
United States Treasury Note/Bond	4.750%	8/15/17	400	446
United States Treasury Note/Bond	8.875%	8/15/17	17,530	24,561
United States Treasury Note/Bond	4.250%	11/15/17	5,800	6,252
United States Treasury Note/Bond	3.500%	2/15/18	31,775	32,465
United States Treasury Note/Bond	3.875%	5/15/18	36,025	37,775
United States Treasury Note/Bond	9.125%	5/15/18	425	615
United States Treasury Note/Bond	4.000%	8/15/18	8,870	9,365
United States Treasury Note/Bond	9.000%	11/15/18	25	36
United States Treasury Note/Bond	8.875%	2/15/19	4,575	6,616
United States Treasury Note/Bond	3.625%	8/15/19	5,950	6,108
United States Treasury Note/Bond	8.125%	8/15/19	30	42
United States Treasury Note/Bond	8.750%	8/15/20	14,015	20,547
United States Treasury Note/Bond	7.875%	2/15/21	9,155	12,767
United States Treasury Note/Bond	8.125%	5/15/21	35	50
United States Treasury Note/Bond	8.125%	8/15/21	5,550	7,905
United States Treasury Note/Bond	8.000%	11/15/21	630	892
United States Treasury Note/Bond	7.250%	8/15/22	3,420	4,615
United States Treasury Note/Bond	7.625%	11/15/22	95	132
United States Treasury Note/Bond	7.125%	2/15/23	1,550	2,079
United States Treasury Note/Bond	6.250%	8/15/23	30,095	37,736
United States Treasury Note/Bond	6.875%	8/15/25	25	34
United States Treasury Note/Bond	6.750%	8/15/26	155	207
United States Treasury Note/Bond	6.500%	11/15/26	25	33
United States Treasury Note/Bond	6.625%	2/15/27	7,330	9,725
United States Treasury Note/Bond	6.375%	8/15/27	2,000	2,601
United States Treasury Note/Bond	5.500%	8/15/28	8,700	10,384
United States Treasury Note/Bond	5.250%	11/15/28	275	319
United States Treasury Note/Bond	5.250%	2/15/29	225	261
United States Treasury Note/Bond	6.125%	8/15/29	4,685	6,020
United States Treasury Note/Bond	6.250%	5/15/30	2,155	2,821

	United States Treasury Note/Bond	5.375%	2/15/31	160	190
	United States Treasury Note/Bond	4.500%	2/15/36	7,275	7,817
	United States Treasury Note/Bond	4.750%	2/15/37	16,550	18,471
	United States Treasury Note/Bond	5.000%	5/15/37	1,655	1,919
	United States Treasury Note/Bond	4.375%	2/15/38	14,175	14,937
	United States Treasury Note/Bond	4.250%	5/15/39	6,175	6,390
					1,023,673
Agency Bonds and Notes (7.8%)
1	American Express Bank FSB	3.150%	12/9/11	975	1,014
1	Bank of America Corp.	2.100%	4/30/12	3,050	3,092
1	Bank of America Corp.	3.125%	6/15/12	1,500	1,562
1	Bank of America Corp.	2.375%	6/22/12	225	230
1	Bank of America NA	1.700%	12/23/10	750	760
1	Bank of the West/San Francisco CA	2.150%	3/27/12	675	685
1	Citibank NA	1.625%	3/30/11	550	556
1	Citibank NA	1.500%	7/12/11	600	605
1	Citibank NA	1.375%	8/10/11	550	552
1	Citibank NA	1.250%	9/22/11	300	300
1	Citibank NA	1.875%	5/7/12	1,225	1,233
1	Citigroup Funding Inc.	1.375%	5/5/11	1,925	1,938
1	Citigroup Funding Inc.	2.000%	3/30/12	550	556
1	Citigroup Funding Inc.	2.125%	7/12/12	725	734
1	Citigroup Funding Inc.	1.875%	10/22/12	469	470
1	Citigroup Funding Inc.	2.250%	12/10/12	275	279
1	Citigroup Inc.	2.875%	12/9/11	1,150	1,189
1	Citigroup Inc.	2.125%	4/30/12	2,650	2,688
	Egypt Government AID Bonds	4.450%	9/15/15	350	368
2	Federal Farm Credit Bank	3.750%	12/6/10	325	338
2	Federal Farm Credit Bank	2.625%	4/21/11	850	874
2	Federal Farm Credit Bank	5.375%	7/18/11	1,125	1,212
2	Federal Farm Credit Bank	3.875%	8/25/11	825	868
2	Federal Farm Credit Bank	2.000%	1/17/12	1,325	1,345
2	Federal Farm Credit Bank	2.250%	4/24/12	375	382
2	Federal Farm Credit Bank	2.125%	6/18/12	850	862
2	Federal Farm Credit Bank	4.500%	10/17/12	1,325	1,430
2	Federal Farm Credit Bank	3.875%	10/7/13	575	610
2	Federal Farm Credit Bank	2.625%	4/17/14	1,225	1,228
2	Federal Farm Credit Bank	3.000%	9/22/14	650	658
2	Federal Farm Credit Bank	4.875%	12/16/15	350	381
2	Federal Farm Credit Bank	5.125%	8/25/16	975	1,073
2	Federal Farm Credit Bank	4.875%	1/17/17	500	542
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	150	149
2	Federal Home Loan Banks	3.375%	10/20/10	1,575	1,622
2	Federal Home Loan Banks	4.750%	12/10/10	325	341
2	Federal Home Loan Banks	3.625%	12/17/10	675	700
2	Federal Home Loan Banks	2.625%	3/11/11	4,375	4,487
2	Federal Home Loan Banks	1.625%	3/16/11	1,050	1,063
2	Federal Home Loan Banks	1.375%	5/16/11	875	883
2	Federal Home Loan Banks	3.125%	6/10/11	1,200	1,243
2	Federal Home Loan Banks	1.625%	7/27/11	775	784
2	Federal Home Loan Banks	5.375%	8/19/11	9,900	10,710
2	Federal Home Loan Banks	3.750%	9/9/11	300	315
2	Federal Home Loan Banks	3.625%	9/16/11	600	630
2	Federal Home Loan Banks	1.875%	6/20/12	825	833
2	Federal Home Loan Banks	1.750%	8/22/12	900	904
2	Federal Home Loan Banks	1.625%	9/26/12	2,500	2,496
[2,3] Federal Home Loan Banks		2.000%	10/5/12	1,240	1,241

2 Federal Home Loan Banks	3.375%	2/27/13	325	341
2 Federal Home Loan Banks	3.625%	5/29/13	150	159
2 Federal Home Loan Banks	5.375%	6/14/13	425	474
2 Federal Home Loan Banks	5.125%	8/14/13	1,625	1,803
2 Federal Home Loan Banks	4.000%	9/6/13	900	960
2 Federal Home Loan Banks	5.250%	9/13/13	2,075	2,302
2 Federal Home Loan Banks	4.500%	9/16/13	1,500	1,628
2 Federal Home Loan Banks	3.625%	10/18/13	1,275	1,345
2 Federal Home Loan Banks	4.875%	11/27/13	925	1,014
2 Federal Home Loan Banks	5.500%	8/13/14	2,925	3,312
2 Federal Home Loan Banks	5.375%	5/18/16	5,950	6,693
2 Federal Home Loan Banks	5.125%	10/19/16	300	332
2 Federal Home Loan Banks	4.750%	12/16/16	950	1,037
2 Federal Home Loan Banks	4.875%	5/17/17	300	329
2 Federal Home Loan Banks	5.000%	11/17/17	575	630
2 Federal Home Loan Banks	5.250%	12/11/20	1,175	1,293
2 Federal Home Loan Banks	5.625%	6/11/21	75	85
2 Federal Home Loan Banks	5.500%	7/15/36	1,325	1,456
2 Federal Home Loan Mortgage Corp.	4.125%	7/12/10	900	926
2 Federal Home Loan Mortgage Corp.	5.000%	10/18/10	500	523
2 Federal Home Loan Mortgage Corp.	3.125%	10/25/10	1,025	1,053
2 Federal Home Loan Mortgage Corp.	4.750%	1/18/11	1,475	1,554
2 Federal Home Loan Mortgage Corp.	3.250%	2/25/11	1,075	1,114
2 Federal Home Loan Mortgage Corp.	1.625%	4/26/11	1,425	1,443
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/11	4,970	5,405
2 Federal Home Loan Mortgage Corp.	3.875%	6/29/11	160	168
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/11	5,700	6,136
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	5,700	6,275
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,775	1,808
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,725	1,735
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,200	2,441
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	575	583
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,525	1,658
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,075	1,153
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/13	425	461
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	3,900	4,143
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	425	463
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	400	429
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	4,550	5,024
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	4,975	4,984
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	4,700	5,221
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	6,475	6,598
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	2,700	2,933
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	665
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	550	615
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	325	369
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	875	975
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	4,375	4,838
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	2,200	2,433
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	2,200	2,505
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,350	1,474
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	850	852
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	425	545
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,214	2,900
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	52	65
2 Federal National Mortgage Assn.	2.875%	10/12/10	950	973
2 Federal National Mortgage Assn.	6.625%	11/15/10	225	240
2 Federal National Mortgage Assn.	4.750%	12/15/10	475	499

2 Federal National Mortgage Assn.	6.250%	2/1/11	210	222
2 Federal National Mortgage Assn.	1.750%	3/23/11	1,675	1,700
2 Federal National Mortgage Assn.	2.750%	4/11/11	9,650	9,937
2 Federal National Mortgage Assn.	5.125%	4/15/11	1,425	1,520
2 Federal National Mortgage Assn.	1.375%	4/28/11	1,850	1,867
2 Federal National Mortgage Assn.	6.000%	5/15/11	2,200	2,382
2 Federal National Mortgage Assn.	5.000%	10/15/11	825	890
2 Federal National Mortgage Assn.	2.000%	1/9/12	3,500	3,559
2 Federal National Mortgage Assn.	1.875%	4/20/12	12,475	12,612
2 Federal National Mortgage Assn.	4.875%	5/18/12	8,320	9,045
2 Federal National Mortgage Assn.	5.250%	8/1/12	315	337
2 Federal National Mortgage Assn.	1.750%	8/10/12	1,100	1,105
2 Federal National Mortgage Assn.	4.375%	9/15/12	475	512
2 Federal National Mortgage Assn.	3.625%	2/12/13	1,075	1,137
2 Federal National Mortgage Assn.	4.750%	2/21/13	450	491
2 Federal National Mortgage Assn.	4.375%	3/15/13	625	677
2 Federal National Mortgage Assn.	4.625%	5/1/13	1,950	2,055
2 Federal National Mortgage Assn.	3.875%	7/12/13	4,700	5,013
2 Federal National Mortgage Assn.	4.625%	10/15/13	4,700	5,138
2 Federal National Mortgage Assn.	2.875%	12/11/13	3,200	3,277
2 Federal National Mortgage Assn.	5.125%	1/2/14	225	239
2 Federal National Mortgage Assn.	2.750%	2/5/14	1,150	1,168
2 Federal National Mortgage Assn.	2.750%	3/13/14	1,425	1,445
2 Federal National Mortgage Assn.	2.500%	5/15/14	3,000	3,005
2 Federal National Mortgage Assn.	3.000%	9/16/14	1,000	1,017
2 Federal National Mortgage Assn.	5.000%	4/15/15	875	972
2 Federal National Mortgage Assn.	5.250%	9/15/16	2,975	3,336
2 Federal National Mortgage Assn.	4.875%	12/15/16	2,075	2,279
2 Federal National Mortgage Assn.	5.000%	2/13/17	6,450	7,137
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,200	2,485
2 Federal National Mortgage Assn.	6.250%	5/15/29	50	61
2 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,247
2 Federal National Mortgage Assn.	7.250%	5/15/30	3,825	5,232
2 Federal National Mortgage Assn.	5.625%	7/15/37	350	395
2 Financing Corp.	9.800%	4/6/18	425	613
2 Financing Corp.	9.650%	11/2/18	525	762
1 General Electric Capital Corp.	1.625%	1/7/11	1,325	1,335
1 General Electric Capital Corp.	3.000%	12/9/11	1,025	1,062
1 General Electric Capital Corp.	2.250%	3/12/12	2,700	2,747
1 General Electric Capital Corp.	2.200%	6/8/12	1,950	1,983
1 General Electric Capital Corp.	2.125%	12/21/12	825	833
1 General Electric Capital Corp.	2.625%	12/28/12	775	794
1 Goldman Sachs Group Inc.	1.700%	3/15/11	450	456
1 Goldman Sachs Group Inc.	1.625%	7/15/11	650	656
1 Goldman Sachs Group Inc.	3.250%	6/15/12	1,425	1,489
Israel Government AID Bond	5.500%	9/18/23	200	220
Israel Government AID Bond	5.500%	12/4/23	150	165
Israel Government AID Bond	5.500%	4/26/24	1,000	1,103
1 JPMorgan Chase & Co.	1.650%	2/23/11	1,175	1,189
1 JPMorgan Chase & Co.	3.125%	12/1/11	375	390
1 JPMorgan Chase & Co.	2.200%	6/15/12	1,150	1,170
1 JPMorgan Chase & Co.	2.125%	12/26/12	2,200	2,228
1 Morgan Stanley	2.900%	12/1/10	675	691
1 Morgan Stanley	3.250%	12/1/11	1,850	1,926
1 Morgan Stanley	1.950%	6/20/12	1,550	1,560
1 PNC Funding Corp.	2.300%	6/22/12	1,025	1,045
Private Export Funding Corp.	3.050%	10/15/14	600	604
Private Export Funding Corp.	4.375%	3/15/19	375	387

1	Regions Bank/Birmingham AL	3.250%	12/9/11	1,150	1,197
2	Tennessee Valley Authority	5.625%	1/18/11	1,750	1,862
2	Tennessee Valley Authority	5.500%	7/18/17	1,625	1,822
2	Tennessee Valley Authority	4.500%	4/1/18	375	388
2	Tennessee Valley Authority	6.750%	11/1/25	100	125
2	Tennessee Valley Authority	7.125%	5/1/30	1,475	1,890
2	Tennessee Valley Authority	4.650%	6/15/35	375	357
2	Tennessee Valley Authority	5.500%	6/15/38	150	161
2	Tennessee Valley Authority	5.250%	9/15/39	300	315
2	Tennessee Valley Authority	4.875%	1/15/48	125	122
2	Tennessee Valley Authority	5.375%	4/1/56	675	722
1	Wells Fargo & Co.	3.000%	12/9/11	1,750	1,815
1	Wells Fargo & Co.	2.125%	6/15/12	775	787
					298,852
Conventional Mortgage-Backed Securities (35.9%)
[2,3] Fannie Mae Pool		4.000%	9/1/10–10/1/39	52,973	53,245
[2,3] Fannie Mae Pool		4.500%	6/1/10–10/1/39	110,704	113,619
[2,3] Fannie Mae Pool		5.000%	4/1/10–10/1/39	143,480	149,346
[2,3] Fannie Mae Pool		5.500%	11/1/16–10/1/39	174,214	183,068
[2,3] Fannie Mae Pool		6.000%	11/1/13–10/1/39	128,313	135,985
[2,3] Fannie Mae Pool		6.500%	1/1/12–10/1/39	38,345	41,076
[2,3] Fannie Mae Pool		7.000%	7/1/14–11/1/38	12,912	14,085
[2,3] Fannie Mae Pool		7.500%	11/1/11–4/1/32	715	786
[2,3] Fannie Mae Pool		8.000%	12/1/29–6/1/31	121	134
[2,3] Fannie Mae Pool		8.500%	4/1/30–4/1/31	48	54
[2,3] Fannie Mae Pool		9.000%	8/1/30	2	3
[2,3] Fannie Mae Pool		9.500%	11/1/25	5	5
[2,3] Freddie Mac Gold Pool		4.000%	7/1/10–8/1/39	28,478	28,602
[2,3] Freddie Mac Gold Pool		4.500%	7/1/10–10/1/39	77,588	79,574
[2,3] Freddie Mac Gold Pool		5.000%	10/1/11–10/1/39	114,325	118,950
[2,3] Freddie Mac Gold Pool		5.500%	12/1/13–10/1/39	124,846	131,162
[2,3] Freddie Mac Gold Pool		6.000%	4/1/13–10/1/39	74,142	78,582
[2,3] Freddie Mac Gold Pool		6.500%	1/1/13–9/1/38	21,187	22,703
[2,3] Freddie Mac Gold Pool		7.000%	2/1/11–2/1/37	5,427	5,883
[2,3] Freddie Mac Gold Pool		7.500%	10/1/12–2/1/32	241	258
[2,3] Freddie Mac Gold Pool		8.000%	6/1/12–11/1/31	205	224
[2,3] Freddie Mac Gold Pool		8.500%	6/1/25–5/1/30	133	146
[2,3] Freddie Mac Gold Pool		9.000%	2/1/25–9/1/30	7	9
3	Ginnie Mae I Pool	4.000%	9/15/18–8/15/39	4,146	4,105
3	Ginnie Mae I Pool	4.500%	8/15/18–10/1/39	36,884	37,458
3	Ginnie Mae I Pool	5.000%	2/15/18–10/1/39	29,601	30,699
3	Ginnie Mae I Pool	5.500%	2/15/17–10/1/39	38,063	40,071
3	Ginnie Mae I Pool	6.000%	5/15/14–11/15/38	17,981	19,072
3	Ginnie Mae I Pool	6.500%	5/15/13–12/15/38	8,412	9,002
3	Ginnie Mae I Pool	7.000%	10/15/10–9/15/36	2,148	2,336
3	Ginnie Mae I Pool	7.500%	5/15/23–10/15/31	327	357
3	Ginnie Mae I Pool	8.000%	7/15/25–11/15/30	306	337
3	Ginnie Mae I Pool	8.500%	12/15/24–7/15/30	18	20
3	Ginnie Mae I Pool	9.000%	5/15/25–8/15/30	10	11
3	Ginnie Mae I Pool	9.500%	11/15/17	7	8
3	Ginnie Mae II Pool	4.500%	10/1/39	2,672	2,708
3	Ginnie Mae II Pool	5.000%	12/20/32–10/1/39	13,812	14,301
3	Ginnie Mae II Pool	5.500%	12/20/34–11/20/38	15,409	16,206
3	Ginnie Mae II Pool	6.000%	3/20/31–1/20/39	21,512	22,757
3	Ginnie Mae II Pool	6.500%	6/20/35–11/20/37	6,632	7,062
3	Ginnie Mae II Pool	7.000%	8/20/36	44	48
					1,364,057

Nonconventional Mortgage-Backed Securities (1.9%)
[2,3] Fannie Mae Pool	3.953%	7/1/35	1,634	1,678
[2,3] Fannie Mae Pool	4.133%	5/1/34	522	539
[2,3] Fannie Mae Pool	4.395%	11/1/34	256	260
[2,3] Fannie Mae Pool	4.413%	8/1/35	1,260	1,302
[2,3] Fannie Mae Pool	4.414%	7/1/35	211	217
[2,3] Fannie Mae Pool	4.536%	1/1/35	385	391
[2,3] Fannie Mae Pool	4.546%	10/1/36	1,179	1,220
[2,3] Fannie Mae Pool	4.574%	11/1/34	1,520	1,581
[2,3] Fannie Mae Pool	4.585%	12/1/34	580	591
[2,3] Fannie Mae Pool	4.603%	10/1/34	755	770
[2,3] Fannie Mae Pool	4.603%	8/1/35	614	637
[2,3] Fannie Mae Pool	4.620%	9/1/34	318	331
[2,3] Fannie Mae Pool	4.634%	11/1/33	225	233
[2,3] Fannie Mae Pool	4.644%	4/1/37	517	535
[2,3] Fannie Mae Pool	4.660%	9/1/34	223	227
[2,3] Fannie Mae Pool	4.722%	8/1/35	366	382
[2,3] Fannie Mae Pool	4.772%	4/1/36	1,064	1,103
[2,3] Fannie Mae Pool	4.774%	5/1/35	901	938
[2,3] Fannie Mae Pool	4.776%	6/1/34	569	592
[2,3] Fannie Mae Pool	4.794%	12/1/35	534	557
[2,3] Fannie Mae Pool	4.822%	9/1/35	711	742
[2,3] Fannie Mae Pool	4.890%	7/1/35	844	871
[2,3] Fannie Mae Pool	4.960%	10/1/35	1,136	1,206
[2,3] Fannie Mae Pool	4.971%	7/1/35	431	448
[2,3] Fannie Mae Pool	4.979%	11/1/33	183	192
[2,3] Fannie Mae Pool	5.041%	11/1/35	1,378	1,432
[2,3] Fannie Mae Pool	5.047%	2/1/36	185	193
[2,3] Fannie Mae Pool	5.047%	8/1/37	2,304	2,408
[2,3] Fannie Mae Pool	5.061%	12/1/33	274	286
[2,3] Fannie Mae Pool	5.073%	12/1/35	1,025	1,072
[2,3] Fannie Mae Pool	5.112%	12/1/35	1,058	1,107
[2,3] Fannie Mae Pool	5.118%	1/1/36	618	645
[2,3] Fannie Mae Pool	5.204%	8/1/38	46	48
[2,3] Fannie Mae Pool	5.222%	3/1/37	750	786
[2,3] Fannie Mae Pool	5.301%	7/1/38	125	131
[2,3] Fannie Mae Pool	5.329%	12/1/35	732	768
[2,3] Fannie Mae Pool	5.431%	5/1/37	581	604
[2,3] Fannie Mae Pool	5.457%	2/1/36	921	963
[2,3] Fannie Mae Pool	5.561%	1/1/37	817	860
[2,3] Fannie Mae Pool	5.599%	7/1/36	394	413
[2,3] Fannie Mae Pool	5.626%	3/1/37	711	747
[2,3] Fannie Mae Pool	5.668%	6/1/36	259	272
[2,3] Fannie Mae Pool	5.668%	2/1/37	510	537
[2,3] Fannie Mae Pool	5.677%	3/1/37	1,104	1,163
[2,3] Fannie Mae Pool	5.721%	3/1/37	3,230	3,399
[2,3] Fannie Mae Pool	5.766%	4/1/36	856	899
[2,3] Fannie Mae Pool	5.773%	4/1/37	4,095	4,328
[2,3] Fannie Mae Pool	5.780%	1/1/36	453	480
[2,3] Fannie Mae Pool	5.804%	4/1/37	1,126	1,189
[2,3] Fannie Mae Pool	5.841%	9/1/36	351	370
[2,3] Fannie Mae Pool	5.913%	11/1/36	547	579
[2,3] Fannie Mae Pool	6.058%	8/1/37	389	409
[2,3] Fannie Mae Pool	6.149%	6/1/36	80	85
[2,3] Fannie Mae Pool	6.556%	9/1/37	559	594
[2,3] Freddie Mac Non Gold Pool	3.156%	9/1/34	210	214
[2,3] Freddie Mac Non Gold Pool	4.384%	12/1/34	371	376
[2,3] Freddie Mac Non Gold Pool	4.389%	1/1/35	36	37

[2,3] Freddie Mac Non Gold Pool		4.592%	4/1/35	832	858
[2,3] Freddie Mac Non Gold Pool		4.596%	11/1/34	700	729
[2,3] Freddie Mac Non Gold Pool		4.661%	7/1/35	316	329
[2,3] Freddie Mac Non Gold Pool		4.678%	12/1/35	879	916
[2,3] Freddie Mac Non Gold Pool		4.685%	12/1/34	421	437
[2,3] Freddie Mac Non Gold Pool		4.691%	3/1/36	410	422
[2,3] Freddie Mac Non Gold Pool		4.797%	7/1/35	1,347	1,393
[2,3] Freddie Mac Non Gold Pool		5.020%	5/1/35	436	456
[2,3] Freddie Mac Non Gold Pool		5.266%	3/1/37	429	445
[2,3] Freddie Mac Non Gold Pool		5.274%	6/1/37	988	1,022
[2,3] Freddie Mac Non Gold Pool		5.280%	3/1/36	914	957
[2,3] Freddie Mac Non Gold Pool		5.315%	12/1/36	250	255
[2,3] Freddie Mac Non Gold Pool		5.328%	12/1/35	912	956
[2,3] Freddie Mac Non Gold Pool		5.351%	1/1/37	482	505
[2,3] Freddie Mac Non Gold Pool		5.426%	3/1/37	493	518
[2,3] Freddie Mac Non Gold Pool		5.441%	4/1/37	1,164	1,223
[2,3] Freddie Mac Non Gold Pool		5.502%	2/1/36	364	383
[2,3] Freddie Mac Non Gold Pool		5.568%	5/1/36	1,139	1,195
[2,3] Freddie Mac Non Gold Pool		5.592%	4/1/37	897	942
[2,3] Freddie Mac Non Gold Pool		5.669%	12/1/36	881	928
[2,3] Freddie Mac Non Gold Pool		5.710%	9/1/36	1,832	1,937
[2,3] Freddie Mac Non Gold Pool		5.713%	11/1/36	349	366
[2,3] Freddie Mac Non Gold Pool		5.767%	5/1/36	458	481
[2,3] Freddie Mac Non Gold Pool		5.775%	4/1/37	1,786	1,876
[2,3] Freddie Mac Non Gold Pool		5.779%	3/1/37	372	392
[2,3] Freddie Mac Non Gold Pool		5.796%	3/1/37	260	274
[2,3] Freddie Mac Non Gold Pool		5.824%	6/1/37	656	692
[2,3] Freddie Mac Non Gold Pool		5.881%	12/1/36	769	815
[2,3] Freddie Mac Non Gold Pool		5.894%	5/1/37	1,411	1,491
[2,3] Freddie Mac Non Gold Pool		5.974%	10/1/37	408	432
[2,3] Freddie Mac Non Gold Pool		6.074%	8/1/37	554	585
[2,3] Freddie Mac Non Gold Pool		6.117%	8/1/37	309	328
[2,3] Freddie Mac Non Gold Pool		6.505%	2/1/37	1,103	1,175
					70,650
Total U.S. Government and Agency Obligations (Cost $2,675,781)					2,757,232
Asset-Backed/Commercial Mortgage-Backed Securities (3.7%)
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	1,295	1,349
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	225	223
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	300	286
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	400	382
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	275	230
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,585	1,499
[3,4] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	25	21
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	875	851
[3,4] Banc of America Commercial Mortgage Inc.		5.120%	10/10/45	875	853
[3,4] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	40	36
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,275	1,195
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	250	203
[3,4] Banc of America Commercial Mortgage Inc.		5.351%	9/10/47	50	41
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	800	717
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	100
[3,4] Banc of America Commercial Mortgage Inc.		6.354%	2/10/51	1,525	1,377
3	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	1,180	1,162
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	250	191

3	Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	677	652
3	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	125	129
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	300	242
3	Bear Stearns Commercial Mortgage
	Securities	5.622%	3/11/39	1,685	1,620
3	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	705	701
3	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	205	208
3	Bear Stearns Commercial Mortgage
	Securities	5.856%	6/11/40	2,300	2,334
3	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	170	137
3	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	275	275
3	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	1,000	952
3	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	350	329
3	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	575	574
3	Bear Stearns Commercial Mortgage
	Securities	5.298%	10/12/42	615	605
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	75	57
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	700	704
3	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	2,725	2,422
3	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	500	442
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	450	333
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,150	1,196
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	425	449
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	2,695	2,812
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	200	215
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	600	566
3	Chase Issuance Trust	4.650%	12/17/12	575	593
3	Chase Issuance Trust	4.650%	3/15/15	2,300	2,455
3	Chase Issuance Trust	5.400%	7/15/15	425	465
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	435	462
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	850	925
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	225	233
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	194
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	225	202
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	45	39
[3,4] Citigroup Commercial Mortgage Trust		5.916%	3/15/49	950	914
[3,4] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	525	466
[3,4] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	300	224
[3,4] Citigroup Commercial Mortgage Trust		6.299%	12/10/49	100	70
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	2,165	2,135
[3,4] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	500	436

3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	1,290	1,255
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	500	385
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,450	1,443
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	1,025	911
[3,5] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	303	314
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	1,151	1,101
3	Commercial Mortgage Pass Through
	Certificates	5.960%	6/10/46	1,690	1,632
3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	175	176
[3,4] Commercial Mortgage Pass Through
	Certificates	6.010%	12/10/49	1,225	1,107
3	Countrywide Home Loan Mortgage Pass
	Through Trust	4.101%	5/25/33	80	66
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	64	53
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	1,325	1,130
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	2,425	2,309
[3,4] Credit Suisse Mortgage Capital Certificates		5.729%	2/15/39	375	288
[3,4] Credit Suisse Mortgage Capital Certificates		5.912%	6/15/39	2,050	1,603
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	100	73
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	425	339
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	60	42
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	425	324
[3,4] CS First Boston Mortgage Securities Corp.		4.750%	1/15/37	525	510
3	CS First Boston Mortgage Securities Corp.	4.877%	4/15/37	50	37
3	CS First Boston Mortgage Securities Corp.	3.936%	5/15/38	800	788
[3,4] CS First Boston Mortgage Securities Corp.		5.100%	8/15/38	65	55
3	CS First Boston Mortgage Securities Corp.	5.100%	8/15/38	2,025	2,056
[3,4] CW Capital Cobalt Ltd.		6.015%	5/15/46	1,475	1,167
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	1,075	1,091
3	Discover Card Master Trust	5.650%	12/15/15	1,525	1,663
3	Discover Card Master Trust	5.650%	3/16/20	425	460
[3,4] First Union Commercial Mortgage Trust		6.754%	10/15/35	486	490
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	1,075	1,121
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	56	55
[3,4] GE Capital Commercial Mortgage Corp.		5.515%	3/10/44	1,625	1,506
[3,4] GE Capital Commercial Mortgage Corp.		5.513%	11/10/45	300	249
3	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	186	188
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	100	86
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	245	249
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	450	435
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	100	87
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	475	417
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	875	883
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	325	328
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,400	1,314
[3,4] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	225	190
[3,4] Greenwich Capital Commercial Funding Corp.		6.116%	7/10/38	150	113
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	50	35
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	600	566
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	925	937
[3,4] GS Mortgage Securities Corp. II		5.553%	4/10/38	300	272

[3,4] GS Mortgage Securities Corp. II		5.622%	4/10/38	275	211
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,600	1,518
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	2,815	2,890
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	136	136
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	525	556
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	223	228
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	250	238
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	150	151
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	40	35
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	1,120	945
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.558%	6/12/41	1,615	1,609
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	135	114
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.498%	1/12/43	25	21
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	1,043	1,050
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.629%	12/12/44	200	155
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.386%	12/15/44	200	164
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	1,600	1,522
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	85	66
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	25	18
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	350	351
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.991%	6/15/49	625	630
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.006%	6/15/49	600	546
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	2,300	1,967
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	600	588
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	1,425	1,227
[3,4] LB Commercial Conduit Mortgage Trust		6.150%	7/15/44	655	399
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	341	334
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,050	926
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	695	678
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	77	77
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	775	759
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	135	114
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,075	1,095
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	1,075	987
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	325	322
[3,4] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	1,720	1,647
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	35	27
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	275	222

3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	1,555	1,302
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	175	115
[3,4] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	125	80
[3,4] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	40	35
[3,4] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	1,675	1,612
[3,4] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	140	90
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,595	1,370
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	645	648
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	90	77
3	Merrill Lynch Mortgage Trust	5.839%	5/12/39	1,140	1,085
[3,4] Merrill Lynch Mortgage Trust		5.840%	5/12/39	100	71
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	205	167
[3,4] Merrill Lynch Mortgage Trust		5.291%	1/12/44	825	803
[3,4] Merrill Lynch Mortgage Trust		6.022%	6/12/50	185	126
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	225	229
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	620
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	150	102
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	1,350	1,053
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	675	671
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	1,875	1,490
3	Morgan Stanley Capital I	4.970%	4/14/40	455	419
[3,4] Morgan Stanley Capital I		5.110%	6/15/40	500	509
3	Morgan Stanley Capital I	5.270%	6/13/41	750	719
[3,4] Morgan Stanley Capital I		5.984%	8/12/41	45	35
3	Morgan Stanley Capital I	5.360%	11/12/41	400	298
3	Morgan Stanley Capital I	4.970%	12/15/41	600	574
3	Morgan Stanley Capital I	5.168%	1/14/42	350	366
[3,4] Morgan Stanley Capital I		5.803%	6/11/42	375	344
3	Morgan Stanley Capital I	4.989%	8/13/42	1,605	1,580
3	Morgan Stanley Capital I	5.230%	9/15/42	1,500	1,479
3	Morgan Stanley Capital I	5.941%	10/15/42	500	476
[3,4] Morgan Stanley Capital I		5.946%	10/15/42	45	37
[3,4] Morgan Stanley Capital I		5.378%	11/14/42	25	21
[3,4] Morgan Stanley Capital I		5.378%	11/14/42	1,125	1,144
3	Morgan Stanley Capital I	6.457%	1/11/43	1,250	1,219
3	Morgan Stanley Capital I	5.332%	12/15/43	205	177
[3,4] Morgan Stanley Capital I		5.558%	3/12/44	1,850	1,757
[3,4] Morgan Stanley Capital I		5.773%	7/12/44	221	168
3	Morgan Stanley Capital I	4.660%	9/13/45	1,045	1,006
[3,4] Morgan Stanley Capital I		5.877%	4/15/49	325	208
[3,4] Morgan Stanley Capital I		6.076%	6/11/49	260	180
[3,4] Morgan Stanley Capital I		5.544%	11/12/49	425	311
3	Morgan Stanley Capital I	5.809%	12/12/49	800	697
3	Morgan Stanley Capital I	5.090%	10/12/52	500	506
[3,4] Morgan Stanley Capital I		5.204%	10/12/52	325	249
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	195	192
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	240	243
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	204	217
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	195	191
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	1,485	1,525
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	425	454
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	104	106
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	273	286
3	PSE&G Transition Funding LLC	6.890%	12/15/17	1,075	1,270

3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	236	253
3	Salomon Brothers Mortgage Securities VII Inc.	3.812%	9/25/33	150	134
3	USAA Auto Owner Trust	4.710%	2/18/14	825	874
[3,4] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	250	248
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	225	217
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	1,850	1,645
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	485	488
[3,4] Wachovia Bank Commercial Mortgage Trust		5.412%	7/15/41	1,150	1,109
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	600	553
[3,4] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	1,200	1,197
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	879	856
[3,4] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	375	293
[3,4] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	900	862
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	950	936
[3,4] Wachovia Bank Commercial Mortgage Trust		5.384%	10/15/44	1,975	1,967
[3,4] Wachovia Bank Commercial Mortgage Trust		5.439%	12/15/44	2,225	2,167
[3,4] Wachovia Bank Commercial Mortgage Trust		5.489%	12/15/44	15	12
[3,4] Wachovia Bank Commercial Mortgage Trust		6.158%	6/15/45	65	51
[3,4] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	305	204
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	650	617
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	800	561
3	World Omni Auto Receivables Trust	3.940%	10/15/12	1,075	1,096
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $142,826)					141,954
Corporate Bonds (18.8%)
Finance (6.9%)
	Banking (4.5%)
	Abbey National PLC	7.950%	10/26/29	550	576
	American Express Bank FSB	5.550%	10/17/12	300	317
	American Express Bank FSB	5.500%	4/16/13	875	918
	American Express Bank FSB	6.000%	9/13/17	225	233
	American Express Centurion Bank	5.550%	10/17/12	300	319
	American Express Centurion Bank	5.950%	6/12/17	150	155
	American Express Centurion Bank	6.000%	9/13/17	325	338
	American Express Co.	7.250%	5/20/14	500	563
	American Express Co.	5.500%	9/12/16	225	220
	American Express Co.	6.150%	8/28/17	500	522
	American Express Co.	8.125%	5/20/19	500	589
3	American Express Co.	6.800%	9/1/66	355	303
	American Express Credit Corp.	5.000%	12/2/10	425	439
	American Express Credit Corp.	5.875%	5/2/13	600	637
	American Express Credit Corp.	7.300%	8/20/13	100	111
	American Express Credit Corp.	5.125%	8/25/14	100	104
5	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	550	571
	Amsouth Bank/Birmingham AL	5.200%	4/1/15	325	282
	Bank of America Corp.	4.250%	10/1/10	350	359
	Bank of America Corp.	4.375%	12/1/10	490	504
	Bank of America Corp.	5.375%	8/15/11	525	554
	Bank of America Corp.	5.375%	9/11/12	675	712
	Bank of America Corp.	4.875%	9/15/12	675	701
	Bank of America Corp.	4.875%	1/15/13	250	258
	Bank of America Corp.	4.900%	5/1/13	675	696
	Bank of America Corp.	7.375%	5/15/14	1,000	1,116
	Bank of America Corp.	5.375%	6/15/14	150	156
	Bank of America Corp.	5.125%	11/15/14	775	793
	Bank of America Corp.	4.750%	8/1/15	225	230
	Bank of America Corp.	5.250%	12/1/15	125	125

	Bank of America Corp.	6.500%	8/1/16	350	369
	Bank of America Corp.	5.750%	8/15/16	150	148
	Bank of America Corp.	5.625%	10/14/16	425	433
	Bank of America Corp.	5.420%	3/15/17	900	856
	Bank of America Corp.	6.000%	9/1/17	50	51
	Bank of America Corp.	5.750%	12/1/17	75	75
	Bank of America Corp.	5.650%	5/1/18	1,275	1,264
	Bank of America Corp.	7.625%	6/1/19	600	677
	Bank of America Corp.	6.800%	3/15/28	400	403
	Bank of America Corp.	6.500%	9/15/37	210	215
	Bank of America NA	6.100%	6/15/17	400	404
	Bank of America NA	6.000%	10/15/36	400	408
	Bank of New York Mellon Corp.	4.950%	1/14/11	475	495
	Bank of New York Mellon Corp.	4.950%	11/1/12	875	948
	Bank of New York Mellon Corp.	5.125%	8/27/13	50	55
	Bank of New York Mellon Corp.	4.300%	5/15/14	325	343
	Bank of New York Mellon Corp.	4.950%	3/15/15	600	647
	Bank of New York Mellon Corp.	5.450%	5/15/19	250	271
5	Bank of Scotland PLC	5.250%	2/21/17	700	661
	Bank of Tokyo-Mitsubishi UFJ Ltd./New York
	NY	7.400%	6/15/11	300	327
	Bank One Corp.	5.900%	11/15/11	445	476
	Bank One Corp.	5.250%	1/30/13	325	343
	Bank One Corp.	4.900%	4/30/15	350	360
	Bank One Corp.	7.625%	10/15/26	75	89
	Barclays Bank PLC	5.450%	9/12/12	150	161
	Barclays Bank PLC	5.200%	7/10/14	225	237
	Barclays Bank PLC	5.000%	9/22/16	900	906
	Barclays Bank PLC	6.750%	5/22/19	400	443
	BB&T Capital Trust II	6.750%	6/7/36	450	424
	BB&T Corp.	6.500%	8/1/11	50	53
	BB&T Corp.	3.850%	7/27/12	225	232
	BB&T Corp.	4.750%	10/1/12	625	653
	BB&T Corp.	5.700%	4/30/14	150	162
	BB&T Corp.	5.200%	12/23/15	325	341
	BB&T Corp.	6.850%	4/30/19	125	141
	BB&T Corp.	5.250%	11/1/19	500	497
	Bear Stearns Cos. LLC	4.500%	10/28/10	175	181
	Bear Stearns Cos. LLC	5.350%	2/1/12	1,550	1,652
	Bear Stearns Cos. LLC	6.950%	8/10/12	205	229
	Bear Stearns Cos. LLC	5.700%	11/15/14	625	675
	Bear Stearns Cos. LLC	5.300%	10/30/15	175	185
	Bear Stearns Cos. LLC	5.550%	1/22/17	550	560
	Bear Stearns Cos. LLC	6.400%	10/2/17	755	823
	Bear Stearns Cos. LLC	7.250%	2/1/18	775	886
	Branch Banking & Trust Co./Wilson NC	5.625%	9/15/16	300	303
	Capital One Bank USA NA	8.800%	7/15/19	1,100	1,274
	Capital One Capital III	7.686%	8/15/36	250	211
	Capital One Capital IV	6.745%	2/17/37	150	114
	Capital One Capital V	10.250%	8/15/39	100	111
	Capital One Financial Corp.	5.700%	9/15/11	175	183
	Capital One Financial Corp.	4.800%	2/21/12	75	76
	Capital One Financial Corp.	5.500%	6/1/15	200	202
	Capital One Financial Corp.	6.150%	9/1/16	400	393
	Capital One Financial Corp.	5.250%	2/21/17	500	483
	Charter One Bank NA	5.500%	4/26/11	425	440
[3,5] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	100	99
	Citigroup Inc.	6.500%	1/18/11	575	600

Citigroup Inc.	5.125%	2/14/11	175	180
Citigroup Inc.	5.100%	9/29/11	1,100	1,136
Citigroup Inc.	6.000%	2/21/12	125	131
Citigroup Inc.	5.250%	2/27/12	875	906
Citigroup Inc.	5.500%	8/27/12	310	324
Citigroup Inc.	5.625%	8/27/12	1,350	1,386
Citigroup Inc.	5.300%	10/17/12	650	672
Citigroup Inc.	5.500%	4/11/13	230	236
Citigroup Inc.	6.500%	8/19/13	1,025	1,078
Citigroup Inc.	5.125%	5/5/14	350	349
Citigroup Inc.	5.000%	9/15/14	3,259	3,109
Citigroup Inc.	4.700%	5/29/15	125	119
Citigroup Inc.	5.300%	1/7/16	150	145
Citigroup Inc.	6.000%	8/15/17	825	808
Citigroup Inc.	6.125%	11/21/17	875	863
Citigroup Inc.	6.125%	5/15/18	550	540
Citigroup Inc.	8.500%	5/22/19	925	1,043
Citigroup Inc.	6.625%	6/15/32	1,275	1,166
Citigroup Inc.	5.875%	2/22/33	1,150	951
Citigroup Inc.	6.000%	10/31/33	225	187
Citigroup Inc.	5.850%	12/11/34	175	155
Citigroup Inc.	5.875%	5/29/37	50	44
Citigroup Inc.	6.875%	3/5/38	400	390
Citigroup Inc.	8.125%	7/15/39	1,075	1,206
Comerica Bank	5.750%	11/21/16	825	745
Comerica Bank	5.200%	8/22/17	200	170
Compass Bank	6.400%	10/1/17	200	185
Compass Bank	5.900%	4/1/26	100	76
5 Corestates Capital I	8.000%	12/15/26	325	296
Countrywide Financial Corp.	6.250%	5/15/16	45	45
Countrywide Home Loans Inc.	4.000%	3/22/11	425	432
Credit Suisse USA Inc.	4.875%	8/15/10	1,050	1,088
Credit Suisse USA Inc.	5.250%	3/2/11	400	422
Credit Suisse USA Inc.	5.500%	8/16/11	225	240
Credit Suisse USA Inc.	6.125%	11/15/11	325	353
Credit Suisse USA Inc.	6.500%	1/15/12	290	316
Credit Suisse USA Inc.	5.500%	8/15/13	1,475	1,595
Credit Suisse USA Inc.	5.125%	1/15/14	75	80
Credit Suisse USA Inc.	4.875%	1/15/15	1,080	1,133
Credit Suisse USA Inc.	5.125%	8/15/15	495	523
Credit Suisse USA Inc.	7.125%	7/15/32	600	743
3 Credit Suisse/Guernsey	5.860%	5/15/49	350	269
Credit Suisse/New York NY	5.000%	5/15/13	325	344
Credit Suisse/New York NY	5.500%	5/1/14	675	729
Deutsche Bank AG/London	5.375%	10/12/12	1,025	1,109
Deutsche Bank AG/London	4.875%	5/20/13	750	800
Deutsche Bank AG/London	6.000%	9/1/17	1,425	1,537
Deutsche Bank Financial LLC	5.375%	3/2/15	500	514
FIA Card Services NA	6.625%	6/15/12	300	320
Fifth Third Bancorp	4.500%	6/1/18	300	233
Fifth Third Bancorp	8.250%	3/1/38	525	488
Fifth Third Bank	4.750%	2/1/15	300	282
First Tennessee Bank NA	5.050%	1/15/15	50	42
First Union Institutional Capital I	8.040%	12/1/26	75	71
Golden West Financial Corp.	4.750%	10/1/12	200	208
Goldman Sachs Capital I	6.345%	2/15/34	500	465
3 Goldman Sachs Capital II	5.793%	12/29/49	495	357
Goldman Sachs Group Inc.	4.500%	6/15/10	835	856

Goldman Sachs Group Inc.	6.875%	1/15/11	260	277
Goldman Sachs Group Inc.	6.600%	1/15/12	150	164
Goldman Sachs Group Inc.	5.300%	2/14/12	75	80
Goldman Sachs Group Inc.	3.625%	8/1/12	550	563
Goldman Sachs Group Inc.	5.700%	9/1/12	50	54
Goldman Sachs Group Inc.	5.450%	11/1/12	595	640
Goldman Sachs Group Inc.	5.250%	4/1/13	625	666
Goldman Sachs Group Inc.	4.750%	7/15/13	1,075	1,128
Goldman Sachs Group Inc.	5.250%	10/15/13	800	845
Goldman Sachs Group Inc.	5.150%	1/15/14	1,100	1,156
Goldman Sachs Group Inc.	6.000%	5/1/14	1,100	1,196
Goldman Sachs Group Inc.	5.000%	10/1/14	125	131
Goldman Sachs Group Inc.	5.125%	1/15/15	800	840
Goldman Sachs Group Inc.	5.350%	1/15/16	1,075	1,113
Goldman Sachs Group Inc.	5.750%	10/1/16	300	316
Goldman Sachs Group Inc.	5.625%	1/15/17	775	784
Goldman Sachs Group Inc.	6.250%	9/1/17	875	922
Goldman Sachs Group Inc.	5.950%	1/18/18	1,800	1,858
Goldman Sachs Group Inc.	6.150%	4/1/18	660	692
Goldman Sachs Group Inc.	7.500%	2/15/19	125	143
Goldman Sachs Group Inc.	5.950%	1/15/27	960	935
Goldman Sachs Group Inc.	6.125%	2/15/33	150	156
Goldman Sachs Group Inc.	6.450%	5/1/36	410	411
Goldman Sachs Group Inc.	6.750%	10/1/37	1,755	1,814
5 HBOS PLC	6.750%	5/21/18	400	355
HSBC Bank PLC	6.950%	3/15/11	150	155
HSBC Bank USA NA/New York NY	4.625%	4/1/14	500	519
HSBC Bank USA NA/New York NY	5.875%	11/1/34	550	565
HSBC Bank USA NA/New York NY	5.625%	8/15/35	625	625
HSBC Holdings PLC	7.350%	11/27/32	50	57
HSBC Holdings PLC	6.500%	5/2/36	145	159
HSBC Holdings PLC	6.500%	9/15/37	1,090	1,203
HSBC Holdings PLC	6.800%	6/1/38	160	182
5 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	325	331
JP Morgan Chase Capital XV	5.875%	3/15/35	760	684
JP Morgan Chase Capital XVII	5.850%	8/1/35	50	45
JP Morgan Chase Capital XX	6.550%	9/29/36	300	279
JP Morgan Chase Capital XXII	6.450%	2/2/37	1,175	1,051
JP Morgan Chase Capital XXV	6.800%	10/1/37	500	509
JPMorgan Chase & Co.	6.750%	2/1/11	610	650
JPMorgan Chase & Co.	4.500%	1/15/12	1,350	1,407
JPMorgan Chase & Co.	6.625%	3/15/12	175	192
JPMorgan Chase & Co.	5.375%	10/1/12	145	157
JPMorgan Chase & Co.	5.750%	1/2/13	475	506
JPMorgan Chase & Co.	4.750%	5/1/13	1,120	1,177
JPMorgan Chase & Co.	4.875%	3/15/14	885	924
JPMorgan Chase & Co.	5.125%	9/15/14	145	152
JPMorgan Chase & Co.	4.750%	3/1/15	1,050	1,101
JPMorgan Chase & Co.	5.250%	5/1/15	475	497
JPMorgan Chase & Co.	5.150%	10/1/15	750	778
JPMorgan Chase & Co.	6.125%	6/27/17	300	317
JPMorgan Chase & Co.	6.300%	4/23/19	1,750	1,923
JPMorgan Chase & Co.	6.400%	5/15/38	1,050	1,181
JPMorgan Chase Bank NA	5.875%	6/13/16	225	236
KeyBank NA	7.000%	2/1/11	125	132
KeyBank NA	5.500%	9/17/12	425	443
KeyBank NA	4.950%	9/15/15	350	319
KeyBank NA	5.450%	3/3/16	675	604

	KeyCorp	6.500%	5/14/13	50	52
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	200	151
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	500	516
	MBNA Corp.	7.500%	3/15/12	325	354
	MBNA Corp.	6.125%	3/1/13	225	237
	MBNA Corp.	5.000%	6/15/15	350	354
	Mellon Funding Corp.	5.000%	12/1/14	150	162
	Merrill Lynch & Co. Inc.	5.770%	7/25/11	300	316
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	500	533
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	235	244
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	1,275	1,351
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	225	230
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	200	206
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	2,125	2,126
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	25	25
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,025	991
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,225	1,257
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	405	427
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	325	306
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	875	826
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,015	1,150
	Morgan Stanley	4.000%	1/15/10	600	605
	Morgan Stanley	5.050%	1/21/11	50	52
	Morgan Stanley	5.625%	1/9/12	2,425	2,571
	Morgan Stanley	6.600%	4/1/12	215	234
	Morgan Stanley	5.750%	8/31/12	250	268
	Morgan Stanley	4.750%	4/1/14	2,690	2,686
	Morgan Stanley	6.000%	5/13/14	800	853
	Morgan Stanley	6.000%	4/28/15	75	79
	Morgan Stanley	5.375%	10/15/15	400	411
	Morgan Stanley	5.750%	10/18/16	550	566
	Morgan Stanley	5.450%	1/9/17	600	596
	Morgan Stanley	5.550%	4/27/17	430	430
	Morgan Stanley	6.250%	8/28/17	50	52
	Morgan Stanley	5.950%	12/28/17	425	436
	Morgan Stanley	6.625%	4/1/18	1,880	1,986
	Morgan Stanley	7.300%	5/13/19	350	385
	Morgan Stanley	5.625%	9/23/19	200	197
	Morgan Stanley	6.250%	8/9/26	1,050	1,095
	Morgan Stanley	7.250%	4/1/32	525	596
	National City Bank/Cleveland OH	6.250%	3/15/11	400	418
	National City Corp.	4.900%	1/15/15	325	330
	National City Corp.	6.875%	5/15/19	225	241
5	Nationwide Building Society	5.500%	7/18/12	1,500	1,573
5	Northern Rock PLC	5.625%	6/22/17	2,950	2,710
	Northern Trust Co.	6.500%	8/15/18	50	57
	Northern Trust Corp.	5.500%	8/15/13	100	110
	Northern Trust Corp.	4.625%	5/1/14	225	242
	PNC Bank NA	4.875%	9/21/17	600	580
	PNC Funding Corp.	7.500%	11/1/09	55	55
	PNC Funding Corp.	5.125%	12/14/10	125	130
	PNC Funding Corp.	5.250%	11/15/15	475	486
	PNC Funding Corp.	5.625%	2/1/17	100	101
5	Royal Bank of Scotland PLC	4.875%	8/25/14	700	710
	Santander Financial Issuances Ltd.	6.375%	2/15/11	200	207
	Southtrust Corp.	5.800%	6/15/14	100	105
	Sovereign Bank	8.750%	5/30/18	270	311
[3,5] Standard Chartered PLC		6.409%	12/31/49	300	237

State Street Bank and Trust Co.	5.300%	1/15/16	125	129
State Street Corp.	4.300%	5/30/14	400	418
Sumitomo Mitsui Banking Corp./New York	8.000%	6/15/12	490	551
SunTrust Bank/Atlanta GA	6.375%	4/1/11	100	104
SunTrust Bank/Atlanta GA	7.250%	3/15/18	125	128
SunTrust Banks Inc.	6.000%	9/11/17	350	345
SunTrust Banks Inc.	6.000%	2/15/26	475	376
SunTrust Capital VIII	6.100%	12/15/36	132	91
Swiss Bank Corp./NY	7.000%	10/15/15	300	322
Swiss Bank Corp./NY	7.375%	6/15/17	75	78
UBS AG/Stamford Branch	5.875%	7/15/16	1,350	1,359
UBS AG/Stamford Branch	5.875%	12/20/17	675	690
UBS AG/Stamford Branch	5.750%	4/25/18	475	480
UFJ Finance Aruba AEC	6.750%	7/15/13	1,350	1,442
Union Bank NA	5.950%	5/11/16	225	219
Union Planters Corp.	7.750%	3/1/11	500	489
UnionBanCal Corp.	5.250%	12/16/13	50	49
US Bank NA/Cincinnati OH	6.375%	8/1/11	550	597
US Bank NA/Cincinnati OH	6.300%	2/4/14	875	979
US Bank NA/Cincinnati OH	4.950%	10/30/14	225	242
3 USB Capital IX	6.189%	4/15/49	300	226
Wachovia Bank NA	4.875%	2/1/15	1,750	1,805
Wachovia Bank NA	5.000%	8/15/15	75	77
Wachovia Bank NA	6.000%	11/15/17	300	318
Wachovia Bank NA	5.850%	2/1/37	1,425	1,425
Wachovia Bank NA	6.600%	1/15/38	425	466
3 Wachovia Capital Trust III	5.800%	3/15/11	1,010	687
Wachovia Corp.	5.300%	10/15/11	175	185
Wachovia Corp.	4.875%	2/15/14	750	771
Wachovia Corp.	5.250%	8/1/14	225	234
Wachovia Corp.	5.625%	10/15/16	275	282
Wachovia Corp.	5.750%	6/15/17	1,450	1,541
Wachovia Corp.	7.500%	4/15/35	50	53
Wachovia Corp.	5.500%	8/1/35	475	438
Wachovia Corp.	6.550%	10/15/35	50	48
Wells Fargo & Co.	4.200%	1/15/10	775	783
Wells Fargo & Co.	4.875%	1/12/11	375	390
Wells Fargo & Co.	5.300%	8/26/11	450	477
Wells Fargo & Co.	5.125%	9/1/12	300	317
Wells Fargo & Co.	5.250%	10/23/12	550	587
Wells Fargo & Co.	4.375%	1/31/13	100	104
Wells Fargo & Co.	4.950%	10/16/13	100	105
Wells Fargo & Co.	5.625%	12/11/17	325	342
Wells Fargo & Co.	5.375%	2/7/35	325	320
Wells Fargo Bank NA	6.450%	2/1/11	500	527
Wells Fargo Bank NA	4.750%	2/9/15	1,275	1,292
Wells Fargo Bank NA	5.750%	5/16/16	1,500	1,574
Wells Fargo Bank NA	5.950%	8/26/36	350	355
Wells Fargo Capital X	5.950%	12/15/36	50	43
3 Wells Fargo Capital XIII	7.700%	12/29/49	400	352
3 Wells Fargo Capital XV	9.750%	12/29/49	425	442
Wells Fargo Financial Inc.	5.500%	8/1/12	300	322
Westpac Banking Corp.	4.200%	2/27/15	825	839

Brokerage (0.1%)
Ameriprise Financial Inc.	5.350%	11/15/10	14	14
Ameriprise Financial Inc.	5.650%	11/15/15	375	383
BlackRock Inc.	6.250%	9/15/17	225	245

Charles Schwab Corp.	4.950%	6/1/14	700	748
Invesco Ltd.	5.375%	2/27/13	25	25
Jefferies Group Inc.	8.500%	7/15/19	325	344
Jefferies Group Inc.	6.450%	6/8/27	475	400
Jefferies Group Inc.	6.250%	1/15/36	400	320
Lazard Group LLC	6.850%	6/15/17	775	775

Finance Companies (0.9%)
Block Financial LLC	7.875%	1/15/13	100	111
GATX Corp.	4.750%	10/1/12	150	151
General Electric Capital Corp.	4.875%	10/21/10	250	260
General Electric Capital Corp.	5.200%	2/1/11	125	131
General Electric Capital Corp.	6.125%	2/22/11	745	790
General Electric Capital Corp.	5.500%	4/28/11	325	344
General Electric Capital Corp.	5.000%	11/15/11	275	291
General Electric Capital Corp.	5.875%	2/15/12	1,575	1,682
General Electric Capital Corp.	4.375%	3/3/12	475	491
General Electric Capital Corp.	6.000%	6/15/12	2,375	2,553
General Electric Capital Corp.	3.500%	8/13/12	475	482
General Electric Capital Corp.	5.250%	10/19/12	3,600	3,809
General Electric Capital Corp.	5.450%	1/15/13	500	530
General Electric Capital Corp.	5.900%	5/13/14	325	350
General Electric Capital Corp.	5.500%	6/4/14	1,325	1,424
General Electric Capital Corp.	5.650%	6/9/14	350	373
General Electric Capital Corp.	5.400%	2/15/17	1,075	1,081
General Electric Capital Corp.	5.625%	9/15/17	250	256
General Electric Capital Corp.	5.625%	5/1/18	325	324
General Electric Capital Corp.	6.000%	8/7/19	875	887
General Electric Capital Corp.	6.750%	3/15/32	1,350	1,390
General Electric Capital Corp.	6.150%	8/7/37	525	498
General Electric Capital Corp.	5.875%	1/14/38	3,050	2,768
General Electric Capital Corp.	6.875%	1/10/39	675	699
3 General Electric Capital Corp.	6.375%	11/15/67	725	602
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	50	37
HSBC Finance Corp.	5.250%	1/14/11	675	696
HSBC Finance Corp.	5.700%	6/1/11	1,150	1,201
HSBC Finance Corp.	6.375%	10/15/11	50	53
HSBC Finance Corp.	7.000%	5/15/12	595	644
HSBC Finance Corp.	5.900%	6/19/12	300	316
HSBC Finance Corp.	6.375%	11/27/12	345	372
HSBC Finance Corp.	4.750%	7/15/13	150	154
HSBC Finance Corp.	5.250%	1/15/14	375	389
HSBC Finance Corp.	5.000%	6/30/15	2,075	2,090
International Lease Finance Corp.	5.125%	11/1/10	650	611
International Lease Finance Corp.	4.950%	2/1/11	825	761
International Lease Finance Corp.	5.450%	3/24/11	150	139
International Lease Finance Corp.	5.750%	6/15/11	1,075	973
International Lease Finance Corp.	5.300%	5/1/12	225	180
International Lease Finance Corp.	5.625%	9/20/13	225	178
International Lease Finance Corp.	5.650%	6/1/14	325	258
SLM Corp.	5.400%	10/25/11	1,800	1,667
SLM Corp.	5.000%	10/1/13	85	67
SLM Corp.	5.375%	5/15/14	110	85
SLM Corp.	5.050%	11/14/14	360	267
SLM Corp.	5.000%	4/15/15	10	7
SLM Corp.	5.625%	8/1/33	495	307

Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	360	362
ACE INA Holdings Inc.	5.600%	5/15/15	125	136
ACE INA Holdings Inc.	5.700%	2/15/17	505	542
AEGON Funding Co. LLC	5.750%	12/15/20	50	47
AEGON NV	4.750%	6/1/13	200	201
Aetna Inc.	7.875%	3/1/11	50	53
Aetna Inc.	5.750%	6/15/11	125	132
Aetna Inc.	6.000%	6/15/16	50	53
Aetna Inc.	6.500%	9/15/18	275	296
Aetna Inc.	6.625%	6/15/36	875	913
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	1,060	1,110
Allstate Corp.	6.125%	2/15/12	225	244
Allstate Corp.	5.000%	8/15/14	575	607
Allstate Corp.	6.125%	12/15/32	225	242
Allstate Corp.	5.550%	5/9/35	100	102
3 Allstate Corp.	6.125%	5/15/37	150	124
3 Allstate Corp.	6.500%	5/15/57	200	165
Allstate Life Global Funding Trusts	5.375%	4/30/13	375	399
American Financial Group Inc./OH	9.875%	6/15/19	125	137
American International Group Inc.	4.700%	10/1/10	675	662
American International Group Inc.	5.375%	10/18/11	225	209
American International Group Inc.	4.950%	3/20/12	225	203
American International Group Inc.	4.250%	5/15/13	600	498
American International Group Inc.	5.050%	10/1/15	1,025	759
American International Group Inc.	5.600%	10/18/16	550	407
American International Group Inc.	5.850%	1/16/18	25	18
American International Group Inc.	6.250%	5/1/36	150	99
AON Corp.	8.205%	1/1/27	50	48
Arch Capital Group Ltd.	7.350%	5/1/34	350	341
Assurant Inc.	5.625%	2/15/14	225	226
Assurant Inc.	6.750%	2/15/34	465	396
AXA SA	8.600%	12/15/30	770	829
Axis Capital Holdings Ltd.	5.750%	12/1/14	75	77
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	100	104
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	100	105
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	775	841
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,450	1,560
Chubb Corp.	5.750%	5/15/18	150	164
Chubb Corp.	6.000%	5/11/37	550	585
Chubb Corp.	6.500%	5/15/38	125	146
3 Chubb Corp.	6.375%	3/29/67	125	112
CIGNA Corp.	7.875%	5/15/27	50	50
CIGNA Corp.	6.150%	11/15/36	475	432
Cincinnati Financial Corp.	6.920%	5/15/28	175	165
Cincinnati Financial Corp.	6.125%	11/1/34	150	125
CNA Financial Corp.	6.000%	8/15/11	100	101
CNA Financial Corp.	5.850%	12/15/14	550	515
CNA Financial Corp.	6.500%	8/15/16	200	189
Commerce Group Inc.	5.950%	12/9/13	50	47
Coventry Health Care Inc.	6.300%	8/15/14	300	295
Genworth Financial Inc.	5.750%	6/15/14	75	68
Genworth Financial Inc.	4.950%	10/1/15	50	43
Genworth Financial Inc.	6.500%	6/15/34	150	114
Genworth Global Funding Trusts	5.125%	3/15/11	300	300
Hartford Financial Services Group Inc.	5.250%	10/15/11	275	279
Hartford Financial Services Group Inc.	5.500%	10/15/16	175	164
Hartford Financial Services Group Inc.	5.375%	3/15/17	125	116

Hartford Financial Services Group Inc.	6.000%	1/15/19	100	94
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	496
Humana Inc.	6.450%	6/1/16	175	174
Humana Inc.	6.300%	8/1/18	50	46
Humana Inc.	8.150%	6/15/38	300	281
ING USA Global Funding Trust	4.500%	10/1/10	850	873
5 Liberty Mutual Group Inc.	4.875%	2/1/10	100	99
Lincoln National Corp.	5.650%	8/27/12	50	52
Lincoln National Corp.	6.150%	4/7/36	675	629
Loews Corp.	6.000%	2/1/35	75	72
Markel Corp.	7.125%	9/30/19	125	128
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	50	51
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	400	425
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	325	345
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	300	377
MetLife Inc.	5.375%	12/15/12	150	159
MetLife Inc.	5.000%	11/24/13	100	106
MetLife Inc.	5.000%	6/15/15	500	525
MetLife Inc.	7.717%	2/15/19	125	147
MetLife Inc.	6.375%	6/15/34	350	391
MetLife Inc.	5.700%	6/15/35	125	129
MetLife Inc.	6.400%	12/15/36	435	365
5 Metropolitan Life Global Funding I	2.875%	9/17/12	200	200
5 Metropolitan Life Global Funding I	5.125%	6/10/14	775	813
OneBeacon US Holdings Inc.	5.875%	5/15/13	100	96
Principal Financial Group Inc.	7.875%	5/15/14	450	496
Principal Financial Group Inc.	6.050%	10/15/36	225	208
Principal Life Income Funding Trusts	5.300%	4/24/13	300	309
Principal Life Income Funding Trusts	5.100%	4/15/14	150	155
Progressive Corp.	6.375%	1/15/12	225	235
Progressive Corp.	6.625%	3/1/29	100	107
3 Progressive Corp.	6.700%	6/15/37	300	257
Protective Life Secured Trusts	4.850%	8/16/10	225	231
Prudential Financial Inc.	5.100%	12/14/11	35	37
Prudential Financial Inc.	5.800%	6/15/12	325	345
Prudential Financial Inc.	3.625%	9/17/12	300	301
Prudential Financial Inc.	5.150%	1/15/13	345	357
Prudential Financial Inc.	4.500%	7/15/13	100	101
Prudential Financial Inc.	4.750%	4/1/14	175	175
Prudential Financial Inc.	5.100%	9/20/14	375	378
Prudential Financial Inc.	6.200%	1/15/15	625	663
Prudential Financial Inc.	5.500%	3/15/16	50	50
Prudential Financial Inc.	6.100%	6/15/17	75	77
Prudential Financial Inc.	6.000%	12/1/17	225	229
Prudential Financial Inc.	5.750%	7/15/33	200	189
Prudential Financial Inc.	5.400%	6/13/35	200	170
Prudential Financial Inc.	5.900%	3/17/36	300	272
Prudential Financial Inc.	5.700%	12/14/36	225	206
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	225	216
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	200	185
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	150	147
Torchmark Corp.	6.375%	6/15/16	225	232
Travelers Cos. Inc.	5.500%	12/1/15	150	158
Travelers Cos. Inc.	6.250%	6/20/16	375	419
Travelers Cos. Inc.	5.750%	12/15/17	325	356
Travelers Cos. Inc.	5.900%	6/2/19	275	307
3 Travelers Cos. Inc.	6.250%	3/15/37	135	118
Travelers Cos. Inc.	6.250%	6/15/37	250	284

UnitedHealth Group Inc.	5.500%	11/15/12	50	53
UnitedHealth Group Inc.	4.875%	2/15/13	275	285
UnitedHealth Group Inc.	4.875%	4/1/13	250	259
UnitedHealth Group Inc.	5.000%	8/15/14	100	104
UnitedHealth Group Inc.	4.875%	3/15/15	250	259
UnitedHealth Group Inc.	6.000%	6/15/17	525	551
UnitedHealth Group Inc.	6.000%	11/15/17	100	105
UnitedHealth Group Inc.	5.800%	3/15/36	1,000	968
UnitedHealth Group Inc.	6.500%	6/15/37	150	157
UnitedHealth Group Inc.	6.625%	11/15/37	300	324
UnitedHealth Group Inc.	6.875%	2/15/38	325	356
Unum Group	7.125%	9/30/16	200	202
WellPoint Health Networks Inc.	6.375%	1/15/12	125	134
WellPoint Inc.	5.000%	1/15/11	475	492
WellPoint Inc.	6.000%	2/15/14	150	162
WellPoint Inc.	5.000%	12/15/14	225	233
WellPoint Inc.	5.250%	1/15/16	50	51
WellPoint Inc.	5.875%	6/15/17	20	21
WellPoint Inc.	5.950%	12/15/34	550	550
WellPoint Inc.	5.850%	1/15/36	725	718
Willis North America Inc.	5.625%	7/15/15	225	220
Willis North America Inc.	6.200%	3/28/17	370	363
XL Capital Ltd.	5.250%	9/15/14	475	464
XL Capital Ltd.	6.375%	11/15/24	50	45
XL Capital Ltd.	6.250%	5/15/27	400	353
3 XL Capital Ltd.	6.500%	12/15/49	225	162

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	500	538
CME Group Inc.	5.750%	2/15/14	175	192
Orix Corp.	5.480%	11/22/11	325	316
XTRA Finance Corp.	5.150%	4/1/17	900	934

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.300%	6/1/13	125	122
Arden Realty LP	5.250%	3/1/15	50	50
AvalonBay Communities Inc.	5.500%	1/15/12	125	128
AvalonBay Communities Inc.	5.750%	9/15/16	50	51
Boston Properties LP	6.250%	1/15/13	250	262
Boston Properties LP	5.625%	4/15/15	150	152
Brandywine Operating Partnership LP	5.750%	4/1/12	137	137
Brandywine Operating Partnership LP	5.400%	11/1/14	50	47
Brandywine Operating Partnership LP	5.700%	5/1/17	305	270
Camden Property Trust	5.700%	5/15/17	225	214
Duke Realty LP	6.250%	5/15/13	400	400
Duke Realty LP	7.375%	2/15/15	150	155
Duke Realty LP	5.950%	2/15/17	100	90
Duke Realty LP	8.250%	8/15/19	125	131
ERP Operating LP	6.625%	3/15/12	75	80
ERP Operating LP	5.500%	10/1/12	300	314
ERP Operating LP	5.125%	3/15/16	475	462
ERP Operating LP	5.375%	8/1/16	100	98
ERP Operating LP	5.750%	6/15/17	200	199
HCP Inc.	6.450%	6/25/12	775	803
HCP Inc.	5.650%	12/15/13	105	104
HCP Inc.	6.300%	9/15/16	165	160
HCP Inc.	6.700%	1/30/18	175	171
Health Care REIT Inc.	6.200%	6/1/16	725	696

Hospitality Properties Trust	7.875%	8/15/14	200	203
Hospitality Properties Trust	5.125%	2/15/15	300	268
HRPT Properties Trust	6.250%	8/15/16	100	91
HRPT Properties Trust	6.250%	6/15/17	275	246
Kimco Realty Corp.	5.783%	3/15/16	50	48
Kimco Realty Corp.	6.875%	10/1/19	150	152
Liberty Property LP	5.125%	3/2/15	875	810
Liberty Property LP	5.500%	12/15/16	75	68
Mack-Cali Realty Corp.	7.750%	8/15/19	125	129
National Retail Properties Inc.	6.875%	10/15/17	200	190
Nationwide Health Properties Inc.	6.250%	2/1/13	300	303
ProLogis	5.625%	11/15/15	325	297
ProLogis	5.750%	4/1/16	225	201
ProLogis	5.625%	11/15/16	225	202
Realty Income Corp.	6.750%	8/15/19	860	830
Regency Centers LP	6.750%	1/15/12	600	610
Simon Property Group LP	4.875%	8/15/10	125	128
Simon Property Group LP	5.600%	9/1/11	225	235
Simon Property Group LP	5.000%	3/1/12	150	154
Simon Property Group LP	5.300%	5/30/13	610	622
Simon Property Group LP	6.750%	5/15/14	375	402
Simon Property Group LP	5.750%	12/1/15	425	436
Simon Property Group LP	6.100%	5/1/16	50	51
Simon Property Group LP	5.875%	3/1/17	425	432
Simon Property Group LP	6.125%	5/30/18	425	434

Tanger Properties LP	6.150%	11/15/15	225	212
				261,372
Industrial (9.9%)
Basic Industry (0.8%)
Agrium Inc.	6.750%	1/15/19	100	108
Airgas Inc.	4.500%	9/15/14	125	127
Alcoa Inc.	5.720%	2/23/19	790	713
Alcoa Inc.	5.870%	2/23/22	185	159
Alcoa Inc.	5.900%	2/1/27	450	371
ArcelorMittal	5.375%	6/1/13	825	851
ArcelorMittal	9.000%	2/15/15	225	258
ArcelorMittal	6.125%	6/1/18	350	345
ArcelorMittal	9.850%	6/1/19	175	206
Barrick Gold Corp.	6.950%	4/1/19	150	176
Barrick Gold Finance Co.	4.875%	11/15/14	100	106
Barrick North America Finance LLC	6.800%	9/15/18	225	258
Barrick North America Finance LLC	7.500%	9/15/38	300	384
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	125	149
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	325	347
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	415	457
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	325	348
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	135	147
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	519
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	350	361
Commercial Metals Co.	6.500%	7/15/17	125	125
Commercial Metals Co.	7.350%	8/15/18	350	368
Cytec Industries Inc.	8.950%	7/1/17	100	108
Dow Chemical Co.	6.125%	2/1/11	675	706
Dow Chemical Co.	4.850%	8/15/12	150	157
Dow Chemical Co.	6.000%	10/1/12	50	53
Dow Chemical Co.	7.600%	5/15/14	675	740

Dow Chemical Co.	5.900%	2/15/15	75	77
Dow Chemical Co.	8.550%	5/15/19	700	782
Dow Chemical Co.	7.375%	11/1/29	500	517
Dow Chemical Co.	9.400%	5/15/39	125	154
Eastman Chemical Co.	7.250%	1/15/24	225	242
Eastman Chemical Co.	7.600%	2/1/27	125	130
EI Du Pont de Nemours & Co.	4.750%	11/15/12	425	454
EI Du Pont de Nemours & Co.	5.000%	1/15/13	50	54
EI Du Pont de Nemours & Co.	5.000%	7/15/13	525	569
EI Du Pont de Nemours & Co.	5.875%	1/15/14	225	249
EI Du Pont de Nemours & Co.	5.250%	12/15/16	50	54
EI Du Pont de Nemours & Co.	6.000%	7/15/18	1,275	1,451
EI Du Pont de Nemours & Co.	6.500%	1/15/28	75	83
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	770	818
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	825	877
International Paper Co.	5.300%	4/1/15	225	228
International Paper Co.	9.375%	5/15/19	600	699
International Paper Co.	7.500%	8/15/21	300	318
Lubrizol Corp.	8.875%	2/1/19	850	1,047
Lubrizol Corp.	6.500%	10/1/34	375	393
Monsanto Co.	7.375%	8/15/12	225	260
Newmont Mining Corp.	5.125%	10/1/19	100	100
Newmont Mining Corp.	5.875%	4/1/35	100	97
Newmont Mining Corp.	6.250%	10/1/39	275	273
Nucor Corp.	5.750%	12/1/17	100	110
Nucor Corp.	5.850%	6/1/18	325	361
Nucor Corp.	6.400%	12/1/37	225	259
Placer Dome Inc.	6.450%	10/15/35	425	447
Plum Creek Timberlands LP	5.875%	11/15/15	225	232
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	775	847
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	300	300
PPG Industries Inc.	6.650%	3/15/18	675	736
Praxair Inc.	4.375%	3/31/14	375	402
Praxair Inc.	5.250%	11/15/14	325	363
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	150	154
Rio Tinto Alcan Inc.	6.450%	3/15/11	250	261
Rio Tinto Alcan Inc.	4.875%	9/15/12	300	311
Rio Tinto Alcan Inc.	4.500%	5/15/13	225	228
Rio Tinto Alcan Inc.	5.000%	6/1/15	50	51
Rio Tinto Alcan Inc.	6.125%	12/15/33	700	707
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	510	547
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	900	1,058
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	375	406
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	625	767
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	175	192
3 Rohm & Haas Holdings Ltd.	9.800%	4/15/20	118	131
Southern Copper Corp.	7.500%	7/27/35	375	380
Vale Inco Ltd.	7.750%	5/15/12	100	110
Vale Inco Ltd.	5.700%	10/15/15	200	208
Vale Overseas Ltd.	6.250%	1/11/16	50	53
Vale Overseas Ltd.	6.250%	1/23/17	200	215
Vale Overseas Ltd.	8.250%	1/17/34	150	178
Vale Overseas Ltd.	6.875%	11/21/36	1,424	1,461
Valspar Corp.	7.250%	6/15/19	50	54
WMC Finance USA Ltd.	5.125%	5/15/13	425	456
Xstrata Canada Corp.	7.350%	6/5/12	125	135
Xstrata Canada Corp.	7.250%	7/15/12	425	458

Xstrata Canada Corp.	5.500%	6/15/17	400	382

Capital Goods (0.9%)
3M Co.	5.125%	11/6/09	75	75
3M Co.	4.500%	11/1/11	425	454
3M Co.	6.375%	2/15/28	275	320
Allied Waste North America Inc.	7.875%	4/15/13	225	232
Allied Waste North America Inc.	7.125%	5/15/16	975	1,030
Bemis Co. Inc.	4.875%	4/1/12	200	207
Bemis Co. Inc.	5.650%	8/1/14	50	53
Black & Decker Corp.	7.125%	6/1/11	225	237
Boeing Capital Corp.	6.500%	2/15/12	875	965
Boeing Co.	3.500%	2/15/15	600	613
Boeing Co.	4.875%	2/15/20	150	156
Boeing Co.	7.250%	6/15/25	375	444
Boeing Co.	8.750%	9/15/31	75	103
Boeing Co.	6.125%	2/15/33	50	55
Boeing Co.	5.875%	2/15/40	150	160
Caterpillar Financial Services Corp.	4.250%	2/8/13	500	520
Caterpillar Financial Services Corp.	6.125%	2/17/14	975	1,076
Caterpillar Financial Services Corp.	4.750%	2/17/15	50	52
Caterpillar Financial Services Corp.	4.625%	6/1/15	125	129
Caterpillar Financial Services Corp.	7.150%	2/15/19	900	1,054
Caterpillar Inc.	7.300%	5/1/31	425	516
Caterpillar Inc.	7.375%	3/1/97	325	366
Cooper US Inc.	5.250%	11/15/12	225	244
CRH America Inc.	5.625%	9/30/11	225	235
CRH America Inc.	6.950%	3/15/12	350	373
CRH America Inc.	5.300%	10/15/13	200	206
CRH America Inc.	6.000%	9/30/16	475	487
Danaher Corp.	5.625%	1/15/18	150	165
Deere & Co.	6.950%	4/25/14	150	175
Deere & Co.	8.100%	5/15/30	500	647
Deere & Co.	7.125%	3/3/31	300	358
Dover Corp.	5.450%	3/15/18	350	378
Dover Corp.	6.600%	3/15/38	200	247
Eaton Corp.	5.600%	5/15/18	125	130
Embraer Overseas Ltd.	6.375%	1/24/17	125	126
Emerson Electric Co.	7.125%	8/15/10	375	396
Emerson Electric Co.	4.500%	5/1/13	175	186
Emerson Electric Co.	5.250%	10/15/18	400	433
Emerson Electric Co.	4.875%	10/15/19	375	396
General Dynamics Corp.	4.250%	5/15/13	750	799
General Electric Co.	5.000%	2/1/13	1,325	1,403
General Electric Co.	5.250%	12/6/17	1,955	2,013
Goodrich Corp.	6.125%	3/1/19	550	601
Goodrich Corp.	6.800%	7/1/36	80	88
Harsco Corp.	5.750%	5/15/18	325	337
Honeywell International Inc.	6.125%	11/1/11	150	164
Honeywell International Inc.	5.625%	8/1/12	300	330
Honeywell International Inc.	4.250%	3/1/13	125	131
Honeywell International Inc.	3.875%	2/15/14	425	442
Honeywell International Inc.	5.300%	3/1/18	50	54
Honeywell International Inc.	5.000%	2/15/19	325	340
Honeywell International Inc.	5.700%	3/15/36	50	55
Illinois Tool Works Inc.	5.150%	4/1/14	375	406
Illinois Tool Works Inc.	6.250%	4/1/19	225	257
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	200	215

	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	250	296
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	200	213
	John Deere Capital Corp.	5.400%	10/17/11	625	670
	John Deere Capital Corp.	5.350%	1/17/12	200	214
	John Deere Capital Corp.	5.250%	10/1/12	550	594
	John Deere Capital Corp.	4.950%	12/17/12	50	54
	John Deere Capital Corp.	4.900%	9/9/13	150	160
	John Deere Capital Corp.	5.500%	4/13/17	50	54
	Joy Global Inc.	6.000%	11/15/16	100	101
5	L-3 Communications Corp.	5.200%	10/15/19	225	225
	Lafarge SA	6.150%	7/15/11	50	52
	Lafarge SA	6.500%	7/15/16	400	406
	Lafarge SA	7.125%	7/15/36	325	301
	Lockheed Martin Corp.	7.650%	5/1/16	625	753
	Lockheed Martin Corp.	6.150%	9/1/36	325	369
	Martin Marietta Materials Inc.	6.600%	4/15/18	375	390
	Northrop Grumman Systems Corp.	7.125%	2/15/11	125	134
	Northrop Grumman Systems Corp.	7.750%	3/1/16	125	151
	Northrop Grumman Systems Corp.	7.750%	2/15/31	100	132
	Parker Hannifin Corp.	5.500%	5/15/18	100	106
	Parker Hannifin Corp.	6.250%	5/15/38	100	111
	Raytheon Co.	4.850%	1/15/11	325	339
	Raytheon Co.	5.500%	11/15/12	325	357
	Raytheon Co.	7.200%	8/15/27	225	280
	Republic Services Inc.	6.750%	8/15/11	150	158
	Republic Services Inc.	6.086%	3/15/35	150	140
	Rockwell Automation Inc./DE	5.650%	12/1/17	125	133
	Rockwell Automation Inc./DE	6.700%	1/15/28	75	83
	Rockwell Automation Inc./DE	6.250%	12/1/37	325	357
	Rockwell Collins Inc.	5.250%	7/15/19	50	54
	Roper Industries Inc.	6.625%	8/15/13	600	647
	Roper Industries Inc.	6.250%	9/1/19	50	52
[3,5] Systems 2001 AT LLC		7.156%	12/15/11	25	26
	Textron Inc.	6.500%	6/1/12	425	434
	Tyco International Finance SA	6.750%	2/15/11	1,200	1,264
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	500	543
	United Technologies Corp.	7.125%	11/15/10	100	107
	United Technologies Corp.	6.350%	3/1/11	450	482
	United Technologies Corp.	6.100%	5/15/12	125	138
	United Technologies Corp.	4.875%	5/1/15	125	137
	United Technologies Corp.	5.375%	12/15/17	300	326
	United Technologies Corp.	8.875%	11/15/19	375	503
	United Technologies Corp.	7.500%	9/15/29	150	191
	United Technologies Corp.	5.400%	5/1/35	225	232
	Vulcan Materials Co.	6.300%	6/15/13	150	161
	Vulcan Materials Co.	7.000%	6/15/18	300	322
	Waste Management Inc.	6.375%	11/15/12	100	109
	Waste Management Inc.	6.375%	3/11/15	150	166
	Waste Management Inc.	7.375%	3/11/19	125	146
	Waste Management Inc.	7.000%	7/15/28	80	88

	Communication (2.3%)
	America Movil SAB de CV	5.500%	3/1/14	100	104
	America Movil SAB de CV	5.750%	1/15/15	650	683
	America Movil SAB de CV	6.375%	3/1/35	300	311
	America Movil SAB de CV	6.125%	11/15/37	325	327
	AT&T Corp.	8.000%	11/15/31	1,475	1,817

AT&T Inc.	5.300%	11/15/10	300	314
AT&T Inc.	6.250%	3/15/11	175	187
AT&T Inc.	5.875%	2/1/12	385	420
AT&T Inc.	5.875%	8/15/12	615	680
AT&T Inc.	4.950%	1/15/13	460	491
AT&T Inc.	4.850%	2/15/14	675	717
AT&T Inc.	5.100%	9/15/14	1,885	2,035
AT&T Inc.	5.625%	6/15/16	520	563
AT&T Inc.	5.800%	2/15/19	950	1,019
AT&T Inc.	6.450%	6/15/34	425	454
AT&T Inc.	6.500%	9/1/37	1,400	1,501
AT&T Inc.	6.300%	1/15/38	500	528
AT&T Inc.	6.400%	5/15/38	425	453
AT&T Inc.	6.550%	2/15/39	400	436
AT&T Mobility LLC	6.500%	12/15/11	950	1,047
AT&T Mobility LLC	7.125%	12/15/31	645	765
BellSouth Capital Funding Corp.	7.875%	2/15/30	300	362
BellSouth Corp.	5.200%	9/15/14	25	27
BellSouth Corp.	5.200%	12/15/16	225	239
BellSouth Corp.	6.875%	10/15/31	200	219
BellSouth Corp.	6.550%	6/15/34	225	244
BellSouth Corp.	6.000%	11/15/34	230	232
BellSouth Telecommunications Inc.	6.375%	6/1/28	735	779
British Telecommunications PLC	9.125%	12/15/10	640	687
British Telecommunications PLC	5.150%	1/15/13	290	302
British Telecommunications PLC	5.950%	1/15/18	325	328
British Telecommunications PLC	9.625%	12/15/30	875	1,113
CBS Corp.	6.625%	5/15/11	570	595
CBS Corp.	5.625%	8/15/12	210	218
CBS Corp.	7.875%	7/30/30	255	242
CBS Corp.	5.500%	5/15/33	75	59
5 Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	200	207
5 Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	550	589
5 Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,300	1,497
5 Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	1,225	1,323
5 Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	600	744
CenturyTel Inc.	7.875%	8/15/12	100	112
CenturyTel Inc.	6.150%	9/15/19	50	50
CenturyTel Inc.	6.875%	1/15/28	75	71
CenturyTel Inc.	7.600%	9/15/39	275	272
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	15	17
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	75	96
Comcast Cable Communications LLC	6.750%	1/30/11	1,550	1,650
Comcast Cable Communications LLC	8.875%	5/1/17	275	339
Comcast Corp.	5.500%	3/15/11	315	331
Comcast Corp.	5.300%	1/15/14	675	723
Comcast Corp.	6.500%	1/15/15	110	122
Comcast Corp.	5.900%	3/15/16	125	134
Comcast Corp.	6.500%	1/15/17	100	109
Comcast Corp.	6.300%	11/15/17	50	54
Comcast Corp.	5.700%	5/15/18	325	341

Comcast Corp.	5.700%	7/1/19	450	474
Comcast Corp.	6.500%	11/15/35	2,825	2,992
Comcast Corp.	6.400%	5/15/38	75	79
Comcast Corp.	6.550%	7/1/39	475	508
COX Communications Inc.	7.125%	10/1/12	200	223
COX Communications Inc.	5.450%	12/15/14	585	626
Deutsche Telekom International Finance BV	4.875%	7/8/14	425	447
Deutsche Telekom International Finance BV	5.750%	3/23/16	370	393
Deutsche Telekom International Finance BV	6.000%	7/8/19	575	617
Deutsche Telekom International Finance BV	8.750%	6/15/30	950	1,232
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	8.375%	3/15/13	675	694
5 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	200	201
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	100	107
5 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	250	250
Embarq Corp.	7.082%	6/1/16	1,175	1,284
Embarq Corp.	7.995%	6/1/36	100	105
France Telecom SA	7.750%	3/1/11	1,075	1,164
France Telecom SA	4.375%	7/8/14	75	79
France Telecom SA	8.500%	3/1/31	675	924
Grupo Televisa SA	6.625%	3/18/25	275	276
GTE Corp.	8.750%	11/1/21	75	94
Koninklijke KPN NV	8.375%	10/1/30	225	288
McGraw-Hill Cos. Inc.	5.375%	11/15/12	325	345
McGraw-Hill Cos. Inc.	5.900%	11/15/17	350	359
New Cingular Wireless Services Inc.	7.875%	3/1/11	615	668
New Cingular Wireless Services Inc.	8.125%	5/1/12	325	371
New Cingular Wireless Services Inc.	8.750%	3/1/31	440	585
News America Holdings Inc.	8.000%	10/17/16	365	429
News America Holdings Inc.	8.150%	10/17/36	75	89
News America Inc.	6.200%	12/15/34	1,125	1,111
News America Inc.	6.400%	12/15/35	1,475	1,485
Omnicom Group Inc.	5.900%	4/15/16	25	26
Qwest Corp.	7.875%	9/1/11	325	334
Qwest Corp.	8.875%	3/15/12	325	340
Qwest Corp.	7.500%	10/1/14	300	304
Qwest Corp.	6.500%	6/1/17	225	210
Qwest Corp.	7.500%	6/15/23	300	270
Qwest Corp.	6.875%	9/15/33	300	244
Reed Elsevier Capital Inc.	4.625%	6/15/12	50	51
Reed Elsevier Capital Inc.	7.750%	1/15/14	225	257
Reed Elsevier Capital Inc.	8.625%	1/15/19	225	274
Rogers Communications Inc.	6.375%	3/1/14	1,400	1,547
Rogers Communications Inc.	5.500%	3/15/14	400	427
Rogers Communications Inc.	6.800%	8/15/18	475	533
RR Donnelley & Sons Co.	4.950%	4/1/14	50	48
RR Donnelley & Sons Co.	5.500%	5/15/15	75	72
RR Donnelley & Sons Co.	8.600%	8/15/16	600	640
TCI Communications Inc.	8.750%	8/1/15	300	363
TCI Communications Inc.	7.875%	2/15/26	155	183
Telecom Italia Capital SA	6.200%	7/18/11	765	812
Telecom Italia Capital SA	5.250%	11/15/13	220	232
Telecom Italia Capital SA	6.175%	6/18/14	25	27
Telecom Italia Capital SA	4.950%	9/30/14	135	140
Telecom Italia Capital SA	5.250%	10/1/15	1,000	1,032

Telecom Italia Capital SA	7.175%	6/18/19	125	139
Telecom Italia Capital SA	6.375%	11/15/33	1,285	1,338
Telecom Italia Capital SA	6.000%	9/30/34	25	25
Telecom Italia Capital SA	7.200%	7/18/36	305	347
Telecom Italia Capital SA	7.721%	6/4/38	45	53
Telefonica Emisiones SAU	5.984%	6/20/11	400	426
Telefonica Emisiones SAU	4.949%	1/15/15	575	607
Telefonica Emisiones SAU	6.421%	6/20/16	950	1,058
Telefonica Emisiones SAU	5.877%	7/15/19	325	350
Telefonica Emisiones SAU	7.045%	6/20/36	505	591
Telefonica Europe BV	8.250%	9/15/30	175	228
Telefonos de Mexico SAB de CV	5.500%	1/27/15	1,275	1,323
Telus Corp.	8.000%	6/1/11	500	544
Thomson Reuters Corp.	6.200%	1/5/12	200	218
Thomson Reuters Corp.	5.950%	7/15/13	165	181
Thomson Reuters Corp.	5.700%	10/1/14	475	522
Thomson Reuters Corp.	6.500%	7/15/18	50	57
Thomson Reuters Corp.	4.700%	10/15/19	275	275
Thomson Reuters Corp.	5.500%	8/15/35	100	98
Time Warner Cable Inc.	5.400%	7/2/12	250	267
Time Warner Cable Inc.	6.200%	7/1/13	775	844
Time Warner Cable Inc.	8.250%	2/14/14	150	176
Time Warner Cable Inc.	7.500%	4/1/14	175	201
Time Warner Cable Inc.	5.850%	5/1/17	300	316
Time Warner Cable Inc.	6.750%	7/1/18	925	1,021
Time Warner Cable Inc.	8.750%	2/14/19	400	492
Time Warner Cable Inc.	8.250%	4/1/19	225	271
Time Warner Cable Inc.	6.550%	5/1/37	250	267
Time Warner Cable Inc.	6.750%	6/15/39	925	1,001
Time Warner Entertainment Co. LP	10.150%	5/1/12	150	174
Time Warner Entertainment Co. LP	8.875%	10/1/12	300	349
Time Warner Entertainment Co. LP	8.375%	3/15/23	150	182
Time Warner Entertainment Co. LP	8.375%	7/15/33	875	1,060
United States Cellular Corp.	6.700%	12/15/33	150	156
Verizon Communications Inc.	5.350%	2/15/11	100	105
Verizon Communications Inc.	4.900%	9/15/15	425	452
Verizon Communications Inc.	5.550%	2/15/16	950	1,026
Verizon Communications Inc.	8.750%	11/1/18	375	470
Verizon Communications Inc.	6.350%	4/1/19	650	718
Verizon Communications Inc.	5.850%	9/15/35	1,050	1,064
Verizon Communications Inc.	6.400%	2/15/38	480	515
Verizon Communications Inc.	6.900%	4/15/38	60	69
Verizon Communications Inc.	8.950%	3/1/39	1,225	1,679
Verizon Communications Inc.	7.350%	4/1/39	800	958
Verizon Global Funding Corp.	6.875%	6/15/12	1,500	1,669
Verizon Global Funding Corp.	7.750%	12/1/30	625	747
Verizon Maryland Inc.	5.125%	6/15/33	55	47
Verizon New England Inc.	6.500%	9/15/11	325	350
Verizon New England Inc.	7.875%	11/15/29	810	895
Verizon New York Inc.	6.875%	4/1/12	135	148
Verizon New York Inc.	7.375%	4/1/32	100	110
Verizon Pennsylvania Inc.	5.650%	11/15/11	375	400
Verizon Virginia Inc.	4.625%	3/15/13	125	130
Vodafone Group PLC	5.350%	2/27/12	825	883
Vodafone Group PLC	5.000%	12/16/13	800	856
Vodafone Group PLC	5.375%	1/30/15	350	378
Vodafone Group PLC	5.750%	3/15/16	200	215
Vodafone Group PLC	5.625%	2/27/17	425	450

Vodafone Group PLC	7.875%	2/15/30	375	465
Vodafone Group PLC	6.250%	11/30/32	550	578
Vodafone Group PLC	6.150%	2/27/37	125	133
Washington Post Co.	7.250%	2/1/19	150	165
WPP Finance UK	5.875%	6/15/14	200	205
WPP Finance UK	8.000%	9/15/14	75	82

Consumer Cyclical (1.0%)
Best Buy Co. Inc.	6.750%	7/15/13	200	214
Costco Wholesale Corp.	5.500%	3/15/17	850	930
CVS Caremark Corp.	5.750%	8/15/11	350	376
CVS Caremark Corp.	4.875%	9/15/14	100	106
CVS Caremark Corp.	5.750%	6/1/17	200	214
CVS Caremark Corp.	6.250%	6/1/27	800	841
3 CVS Caremark Corp.	6.302%	6/1/37	300	254
CVS Caremark Corp.	6.125%	9/15/39	400	404
Daimler Finance North America LLC	7.300%	1/15/12	1,675	1,805
Daimler Finance North America LLC	6.500%	11/15/13	1,075	1,155
Daimler Finance North America LLC	8.500%	1/18/31	500	593
Darden Restaurants Inc.	5.625%	10/15/12	275	290
Darden Restaurants Inc.	6.200%	10/15/17	200	211
Darden Restaurants Inc.	6.800%	10/15/37	200	209
Historic TW Inc.	9.125%	1/15/13	1,000	1,167
Historic TW Inc.	9.150%	2/1/23	125	157
Historic TW Inc.	6.625%	5/15/29	700	730
Home Depot Inc.	5.250%	12/16/13	525	560
Home Depot Inc.	5.400%	3/1/16	1,375	1,439
Johnson Controls Inc.	5.250%	1/15/11	100	103
Johnson Controls Inc.	6.000%	1/15/36	125	119
Kohl's Corp.	6.250%	12/15/17	150	163
Kohl's Corp.	6.000%	1/15/33	100	100
Kohl's Corp.	6.875%	12/15/37	150	168
Lowe's Cos. Inc.	5.600%	9/15/12	100	110
Lowe's Cos. Inc.	5.400%	10/15/16	425	460
Lowe's Cos. Inc.	6.100%	9/15/17	200	227
Lowe's Cos. Inc.	6.875%	2/15/28	200	233
Lowe's Cos. Inc.	5.800%	10/15/36	375	391
Marriott International Inc./DE	4.625%	6/15/12	125	126
Marriott International Inc./DE	5.625%	2/15/13	175	179
Marriott International Inc./DE	6.200%	6/15/16	175	174
Marriott International Inc./DE	6.375%	6/15/17	175	175
McDonald's Corp.	6.000%	4/15/11	200	213
McDonald's Corp.	5.300%	3/15/17	50	54
McDonald's Corp.	5.800%	10/15/17	300	338
McDonald's Corp.	5.350%	3/1/18	400	437
McDonald's Corp.	5.000%	2/1/19	150	161
McDonald's Corp.	6.300%	10/15/37	175	204
McDonald's Corp.	5.700%	2/1/39	200	215
Nordstrom Inc.	6.250%	1/15/18	75	78
Nordstrom Inc.	6.950%	3/15/28	75	77
Nordstrom Inc.	7.000%	1/15/38	125	133
Paccar Inc.	6.875%	2/15/14	200	226
Staples Inc.	7.750%	4/1/11	125	135
Staples Inc.	9.750%	1/15/14	800	960
Target Corp.	6.350%	1/15/11	125	133
Target Corp.	5.875%	3/1/12	350	382
Target Corp.	5.125%	1/15/13	425	458
Target Corp.	4.000%	6/15/13	160	167

Target Corp.	6.000%	1/15/18	425	478
Target Corp.	7.000%	7/15/31	1,025	1,156
Target Corp.	6.350%	11/1/32	50	54
Target Corp.	6.500%	10/15/37	75	82
Target Corp.	7.000%	1/15/38	325	379
Time Warner Cos. Inc.	7.570%	2/1/24	40	44
Time Warner Cos. Inc.	6.950%	1/15/28	80	86
Time Warner Inc.	6.750%	4/15/11	350	374
Time Warner Inc.	6.875%	5/1/12	225	248
Time Warner Inc.	7.625%	4/15/31	610	682
Time Warner Inc.	7.700%	5/1/32	770	869
TJX Cos. Inc.	6.950%	4/15/19	200	236
Toll Brothers Finance Corp.	5.950%	9/15/13	200	198
Toll Brothers Finance Corp.	5.150%	5/15/15	125	122
Toll Brothers Finance Corp.	6.750%	11/1/19	100	100
Toyota Motor Credit Corp.	4.350%	12/15/10	225	233
Toyota Motor Credit Corp.	5.450%	5/18/11	125	132
VF Corp.	5.950%	11/1/17	200	214
VF Corp.	6.450%	11/1/37	150	166
Viacom Inc.	6.250%	4/30/16	100	108
Viacom Inc.	6.125%	10/5/17	550	590
Wal-Mart Stores Inc.	4.550%	5/1/13	1,100	1,186
Wal-Mart Stores Inc.	7.250%	6/1/13	300	352
Wal-Mart Stores Inc.	3.200%	5/15/14	275	282
Wal-Mart Stores Inc.	4.500%	7/1/15	1,600	1,714
Wal-Mart Stores Inc.	5.375%	4/5/17	100	109
Wal-Mart Stores Inc.	5.800%	2/15/18	175	195
Wal-Mart Stores Inc.	5.875%	4/5/27	1,075	1,165
Wal-Mart Stores Inc.	7.550%	2/15/30	375	482
Wal-Mart Stores Inc.	5.250%	9/1/35	150	151
Wal-Mart Stores Inc.	6.500%	8/15/37	550	646
Wal-Mart Stores Inc.	6.200%	4/15/38	45	51
Walgreen Co.	4.875%	8/1/13	325	351
Walgreen Co.	5.250%	1/15/19	625	675
Walt Disney Co.	5.700%	7/15/11	550	592
Walt Disney Co.	6.375%	3/1/12	300	332
Walt Disney Co.	4.500%	12/15/13	325	347
Walt Disney Co.	5.625%	9/15/16	600	656
Walt Disney Co.	5.875%	12/15/17	400	447
Western Union Co.	5.400%	11/17/11	100	107
Western Union Co.	6.500%	2/26/14	625	699
Western Union Co.	5.930%	10/1/16	225	245
Western Union Co.	6.200%	11/17/36	150	147
Yum! Brands Inc.	8.875%	4/15/11	150	164
Yum! Brands Inc.	7.700%	7/1/12	100	111
Yum! Brands Inc.	6.875%	11/15/37	650	717

Consumer Noncyclical (2.4%)
Abbott Laboratories	3.750%	3/15/11	300	311
Abbott Laboratories	5.600%	5/15/11	50	53
Abbott Laboratories	5.150%	11/30/12	250	274
Abbott Laboratories	4.350%	3/15/14	425	452
Abbott Laboratories	5.875%	5/15/16	450	503
Abbott Laboratories	5.600%	11/30/17	750	826
Abbott Laboratories	5.125%	4/1/19	825	876
Abbott Laboratories	6.000%	4/1/39	100	114
Allergan Inc./United States	5.750%	4/1/16	50	54
Altria Group Inc.	8.500%	11/10/13	1,150	1,337

Altria Group Inc.	9.700%	11/10/18	1,050	1,306
Altria Group Inc.	9.250%	8/6/19	675	830
Altria Group Inc.	9.950%	11/10/38	300	409
Altria Group Inc.	10.200%	2/6/39	775	1,076
AmerisourceBergen Corp.	5.625%	9/15/12	100	107
AmerisourceBergen Corp.	5.875%	9/15/15	955	1,033
Amgen Inc.	4.850%	11/18/14	325	350
Amgen Inc.	5.850%	6/1/17	975	1,076
Amgen Inc.	5.700%	2/1/19	300	329
Amgen Inc.	6.375%	6/1/37	300	344
Amgen Inc.	6.400%	2/1/39	215	248
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	300	317
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	200	229
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	575	581
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	540
Archer-Daniels-Midland Co.	7.000%	2/1/31	200	232
Archer-Daniels-Midland Co.	5.935%	10/1/32	600	640
Archer-Daniels-Midland Co.	5.375%	9/15/35	150	149
Archer-Daniels-Midland Co.	6.450%	1/15/38	150	173
AstraZeneca PLC	5.400%	9/15/12	300	329
AstraZeneca PLC	5.400%	6/1/14	525	580
AstraZeneca PLC	5.900%	9/15/17	650	727
AstraZeneca PLC	6.450%	9/15/37	950	1,117
Baxter FinCo BV	4.750%	10/15/10	375	389
Baxter International Inc.	5.900%	9/1/16	275	309
Baxter International Inc.	6.250%	12/1/37	150	171
Becton Dickinson and Co.	5.000%	5/15/19	50	53
Biogen Idec Inc.	6.000%	3/1/13	525	558
Biogen Idec Inc.	6.875%	3/1/18	775	849
Bottling Group LLC	4.625%	11/15/12	1,025	1,105
Bottling Group LLC	5.000%	11/15/13	125	136
Bottling Group LLC	6.950%	3/15/14	675	786
Bottling Group LLC	5.500%	4/1/16	225	246
Bristol-Myers Squibb Co.	5.250%	8/15/13	425	463
Bristol-Myers Squibb Co.	5.450%	5/1/18	125	136
Bristol-Myers Squibb Co.	5.875%	11/15/36	600	665
Bristol-Myers Squibb Co.	6.875%	8/1/97	75	87
Bunge Ltd. Finance Corp.	5.100%	7/15/15	100	99
Bunge Ltd. Finance Corp.	8.500%	6/15/19	125	146
Campbell Soup Co.	6.750%	2/15/11	575	615
Cardinal Health Inc.	5.650%	6/15/12	9	10
5 CareFusion Corp.	4.125%	8/1/12	50	51
5 CareFusion Corp.	5.125%	8/1/14	125	130
5 CareFusion Corp.	6.375%	8/1/19	75	81
Cia de Bebidas das Americas	10.500%	12/15/11	400	468
Cia de Bebidas das Americas	8.750%	9/15/13	295	345
Clorox Co.	4.200%	1/15/10	25	25
Clorox Co.	5.450%	10/15/12	225	243
Coca-Cola Co.	5.350%	11/15/17	550	600
Coca-Cola Co.	4.875%	3/15/19	550	581
Coca-Cola Enterprises Inc.	5.000%	8/15/13	425	460
Coca-Cola Enterprises Inc.	7.375%	3/3/14	125	147
Coca-Cola Enterprises Inc.	4.250%	3/1/15	375	395
Coca-Cola Enterprises Inc.	4.500%	8/15/19	75	77
Coca-Cola Enterprises Inc.	8.500%	2/1/22	225	304
Coca-Cola Enterprises Inc.	7.000%	10/1/26	550	665
Coca-Cola Enterprises Inc.	6.950%	11/15/26	225	272
Coca-Cola Enterprises Inc.	6.750%	9/15/28	100	120

ConAgra Foods Inc.	7.125%	10/1/26	200	229
ConAgra Foods Inc.	7.000%	10/1/28	50	57
ConAgra Foods Inc.	8.250%	9/15/30	100	127
Covidien International Finance SA	6.000%	10/15/17	500	553
Covidien International Finance SA	6.550%	10/15/37	325	385
CR Bard Inc.	6.700%	12/1/26	325	362
Delhaize Group SA	5.875%	2/1/14	250	269
Diageo Capital PLC	5.200%	1/30/13	150	160
Diageo Capital PLC	7.375%	1/15/14	900	1,046
Diageo Capital PLC	5.750%	10/23/17	475	522
Diageo Finance BV	5.300%	10/28/15	50	54
Diageo Investment Corp.	9.000%	8/15/11	775	875
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	75	82
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	225	257
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	50	62
Eli Lilly & Co.	3.550%	3/6/12	425	444
Eli Lilly & Co.	6.000%	3/15/12	400	440
Eli Lilly & Co.	5.500%	3/15/27	500	528
Express Scripts Inc.	5.250%	6/15/12	250	266
Express Scripts Inc.	6.250%	6/15/14	275	303
Express Scripts Inc.	7.250%	6/15/19	100	118
Fortune Brands Inc.	5.125%	1/15/11	500	515
Fortune Brands Inc.	6.375%	6/15/14	200	209
Fortune Brands Inc.	5.875%	1/15/36	100	86
Genentech Inc.	4.750%	7/15/15	225	246
Genentech Inc.	5.250%	7/15/35	100	101
General Mills Inc.	6.000%	2/15/12	1,508	1,641
General Mills Inc.	5.650%	9/10/12	25	27
General Mills Inc.	5.250%	8/15/13	500	540
General Mills Inc.	5.200%	3/17/15	135	145
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,025	1,103
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	400	425
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	650	712
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,125	1,330
Hasbro Inc.	6.300%	9/15/17	425	444
Hershey Co.	5.450%	9/1/16	50	52
HJ Heinz Finance Co.	6.625%	7/15/11	475	517
HJ Heinz Finance Co.	6.750%	3/15/32	375	419
Hospira Inc.	5.900%	6/15/14	50	54
Hospira Inc.	6.400%	5/15/15	75	84
Johnson & Johnson	5.550%	8/15/17	225	253
Johnson & Johnson	5.150%	7/15/18	100	110
Johnson & Johnson	6.950%	9/1/29	50	62
Johnson & Johnson	4.950%	5/15/33	200	197
Johnson & Johnson	5.950%	8/15/37	500	572
Johnson & Johnson	5.850%	7/15/38	125	141
Kellogg Co.	6.600%	4/1/11	1,225	1,313
Kellogg Co.	4.250%	3/6/13	175	185
Kimberly-Clark Corp.	5.625%	2/15/12	275	297
Kimberly-Clark Corp.	4.875%	8/15/15	375	409
Kimberly-Clark Corp.	6.125%	8/1/17	125	141
Koninklijke Philips Electronics NV	4.625%	3/11/13	200	211
Koninklijke Philips Electronics NV	5.750%	3/11/18	475	507
Koninklijke Philips Electronics NV	6.875%	3/11/38	100	116
Kraft Foods Inc.	4.125%	11/12/09	300	301
Kraft Foods Inc.	5.625%	11/1/11	875	935
Kraft Foods Inc.	6.250%	6/1/12	50	54
Kraft Foods Inc.	6.750%	2/19/14	150	169

Kraft Foods Inc.	6.500%	8/11/17	400	434
Kraft Foods Inc.	6.500%	11/1/31	925	970
Kraft Foods Inc.	7.000%	8/11/37	875	980
Kraft Foods Inc.	6.875%	2/1/38	300	331
Kraft Foods Inc.	6.875%	1/26/39	150	166
Kroger Co.	6.800%	4/1/11	550	590
Kroger Co.	6.200%	6/15/12	225	246
Kroger Co.	6.400%	8/15/17	10	11
Kroger Co.	6.800%	12/15/18	425	486
Kroger Co.	6.150%	1/15/20	370	408
Kroger Co.	7.700%	6/1/29	625	768
Kroger Co.	8.000%	9/15/29	500	633
Laboratory Corp. of America Holdings	5.625%	12/15/15	150	154
Lorillard Tobacco Co.	8.125%	6/23/19	525	596
McKesson Corp.	7.750%	2/1/12	200	223
McKesson Corp.	5.250%	3/1/13	625	654
Medco Health Solutions Inc.	7.250%	8/15/13	625	696
Medtronic Inc.	4.750%	9/15/15	575	611
Merck & Co. Inc./NJ	1.875%	6/30/11	400	405
Merck & Co. Inc./NJ	4.375%	2/15/13	150	157
Merck & Co. Inc./NJ	4.750%	3/1/15	425	459
Merck & Co. Inc./NJ	4.000%	6/30/15	300	314
Merck & Co. Inc./NJ	5.000%	6/30/19	250	266
Merck & Co. Inc./NJ	6.400%	3/1/28	550	647
Merck & Co. Inc./NJ	5.950%	12/1/28	100	112
Merck & Co. Inc./NJ	5.850%	6/30/39	250	279
Novant Health Inc.	5.850%	11/1/19	325	332
Novartis Capital Corp.	4.125%	2/10/14	1,150	1,212
Novartis Securities Investment Ltd.	5.125%	2/10/19	850	903
Pepsi Bottling Group Inc.	7.000%	3/1/29	200	247
PepsiAmericas Inc.	5.750%	7/31/12	225	248
PepsiAmericas Inc.	4.375%	2/15/14	50	53
PepsiAmericas Inc.	5.000%	5/15/17	250	261
PepsiCo Inc./NC	5.150%	5/15/12	200	217
PepsiCo Inc./NC	4.650%	2/15/13	125	135
PepsiCo Inc./NC	3.750%	3/1/14	650	677
PepsiCo Inc./NC	5.000%	6/1/18	400	428
PepsiCo Inc./NC	7.900%	11/1/18	775	982
Pfizer Inc.	4.450%	3/15/12	1,450	1,539
Pfizer Inc.	5.350%	3/15/15	950	1,046
Pfizer Inc.	6.200%	3/15/19	1,325	1,494
Pfizer Inc.	7.200%	3/15/39	675	852
Pharmacia Corp.	6.600%	12/1/28	325	376
Philip Morris International Inc.	4.875%	5/16/13	650	691
Philip Morris International Inc.	6.875%	3/17/14	600	684
Philip Morris International Inc.	5.650%	5/16/18	230	246
Philip Morris International Inc.	6.375%	5/16/38	505	585
3 Procter & Gamble - Esop	9.360%	1/1/21	409	504
Procter & Gamble Co.	4.950%	8/15/14	425	466
Procter & Gamble Co.	3.500%	2/15/15	300	310
Procter & Gamble Co.	4.700%	2/15/19	225	236
Procter & Gamble Co.	6.450%	1/15/26	1,000	1,164
Procter & Gamble Co.	5.800%	8/15/34	225	250
Quest Diagnostics Inc./DE	6.400%	7/1/17	65	71
Quest Diagnostics Inc./DE	6.950%	7/1/37	470	552
Reynolds American Inc.	7.250%	6/1/12	500	535
Reynolds American Inc.	7.250%	6/15/37	365	358
Safeway Inc.	6.500%	3/1/11	1,150	1,223

Safeway Inc.	5.800%	8/15/12	100	109
Safeway Inc.	6.350%	8/15/17	100	111
Safeway Inc.	7.250%	2/1/31	400	490
Schering-Plough Corp.	5.550%	12/1/13	225	247
Schering-Plough Corp.	6.750%	12/1/33	515	628
Schering-Plough Corp.	6.550%	9/15/37	450	535
St. Jude Medical Inc.	3.750%	7/15/14	475	483
St. Jude Medical Inc.	4.875%	7/15/19	75	78
Sysco Corp.	4.200%	2/12/13	50	52
Sysco Corp.	5.250%	2/12/18	850	908
Sysco Corp.	5.375%	9/21/35	225	229
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	325	350
Unilever Capital Corp.	7.125%	11/1/10	775	825
Unilever Capital Corp.	3.650%	2/15/14	275	285
Unilever Capital Corp.	4.800%	2/15/19	125	131
UST Inc.	5.750%	3/1/18	225	223
Whirlpool Corp.	5.500%	3/1/13	800	815
Wyeth	6.950%	3/15/11	275	296
Wyeth	5.500%	2/15/16	75	81
Wyeth	6.450%	2/1/24	75	86
Wyeth	6.500%	2/1/34	775	919
Wyeth	6.000%	2/15/36	175	195
Wyeth	5.950%	4/1/37	1,050	1,148

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	175	209
Anadarko Finance Co.	6.750%	5/1/11	550	586
Anadarko Finance Co.	7.500%	5/1/31	10	11
Anadarko Petroleum Corp.	7.625%	3/15/14	350	400
Anadarko Petroleum Corp.	5.750%	6/15/14	100	108
Anadarko Petroleum Corp.	6.450%	9/15/36	725	754
Anadarko Petroleum Corp.	7.950%	6/15/39	125	151
Apache Corp.	6.250%	4/15/12	350	387
Apache Corp.	5.250%	4/15/13	100	109
Apache Corp.	6.000%	9/15/13	225	253
Apache Corp.	5.625%	1/15/17	50	54
Apache Corp.	6.900%	9/15/18	525	623
Apache Corp.	6.000%	1/15/37	150	167
Apache Finance Canada Corp.	7.750%	12/15/29	50	65
Baker Hughes Inc.	6.875%	1/15/29	75	87
BJ Services Co.	6.000%	6/1/18	50	52
BP Capital Markets PLC	5.250%	11/7/13	750	822
BP Capital Markets PLC	3.625%	5/8/14	900	930
BP Capital Markets PLC	4.750%	3/10/19	1,050	1,102
Burlington Resources Finance Co.	6.680%	2/15/11	325	348
Burlington Resources Finance Co.	6.500%	12/1/11	425	470
Burlington Resources Finance Co.	7.200%	8/15/31	100	119
Burlington Resources Finance Co.	7.400%	12/1/31	650	784
Canadian Natural Resources Ltd.	5.150%	2/1/13	50	53
Canadian Natural Resources Ltd.	4.900%	12/1/14	325	343
Canadian Natural Resources Ltd.	7.200%	1/15/32	575	652
Canadian Natural Resources Ltd.	6.450%	6/30/33	425	455
Canadian Natural Resources Ltd.	6.500%	2/15/37	300	330
Canadian Natural Resources Ltd.	6.250%	3/15/38	150	160
Canadian Natural Resources Ltd.	6.750%	2/1/39	25	29
5 Cenovus Energy Inc.	4.500%	9/15/14	300	307
5 Cenovus Energy Inc.	5.700%	10/15/19	150	155
5 Cenovus Energy Inc.	6.750%	11/15/39	450	486

Chevron Corp.	3.450%	3/3/12	425	442
Chevron Corp.	3.950%	3/3/14	500	526
Chevron Corp.	4.950%	3/3/19	625	666
Conoco Funding Co.	6.350%	10/15/11	550	603
Conoco Funding Co.	7.250%	10/15/31	75	90
ConocoPhillips	4.750%	2/1/14	300	324
ConocoPhillips	5.750%	2/1/19	1,000	1,084
ConocoPhillips	6.000%	1/15/20	75	83
ConocoPhillips	6.500%	2/1/39	450	519
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	675	730
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	425	452
ConocoPhillips Holding Co.	6.950%	4/15/29	225	264
Devon Energy Corp.	5.625%	1/15/14	500	541
Devon Energy Corp.	7.950%	4/15/32	75	94
Devon Financing Corp. ULC	6.875%	9/30/11	600	653
Devon Financing Corp. ULC	7.875%	9/30/31	400	491
Devon OEI Operating Inc.	7.250%	10/1/11	50	55
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	26
Diamond Offshore Drilling Inc.	5.875%	5/1/19	225	242
EnCana Corp.	4.750%	10/15/13	75	78
EnCana Corp.	7.200%	11/1/31	200	232
EnCana Corp.	6.500%	8/15/34	550	601
EnCana Corp.	6.625%	8/15/37	625	691
EnCana Holdings Finance Corp.	5.800%	5/1/14	325	354
EOG Resources Inc.	6.125%	10/1/13	350	391
Halliburton Co.	6.150%	9/15/19	150	168
Halliburton Co.	6.700%	9/15/38	600	699
Halliburton Co.	7.450%	9/15/39	650	818
Hess Corp.	6.650%	8/15/11	125	134
Hess Corp.	8.125%	2/15/19	600	719
Hess Corp.	7.875%	10/1/29	670	781
Husky Energy Inc.	6.250%	6/15/12	75	81
Husky Energy Inc.	5.900%	6/15/14	325	351
Husky Energy Inc.	6.800%	9/15/37	300	328
Kerr-McGee Corp.	6.875%	9/15/11	375	405
Kerr-McGee Corp.	6.950%	7/1/24	585	623
Kerr-McGee Corp.	7.875%	9/15/31	350	401
Lasmo USA Inc.	7.300%	11/15/27	55	65
Marathon Global Funding Corp.	6.000%	7/1/12	225	242
Marathon Oil Corp.	6.125%	3/15/12	200	218
Marathon Oil Corp.	6.600%	10/1/37	145	154
Nabors Industries Inc.	6.150%	2/15/18	100	100
Nabors Industries Inc.	9.250%	1/15/19	600	713
Nexen Inc.	5.050%	11/20/13	150	156
Nexen Inc.	5.650%	5/15/17	225	224
Nexen Inc.	7.875%	3/15/32	100	110
Nexen Inc.	7.500%	7/30/39	950	1,032
Noble Energy Inc.	8.000%	4/1/27	275	316
Occidental Petroleum Corp.	4.250%	3/15/10	425	433
Occidental Petroleum Corp.	6.750%	1/15/12	150	166
PC Financial Partnership	5.000%	11/15/14	450	467
Petro-Canada	4.000%	7/15/13	100	100
Petro-Canada	6.050%	5/15/18	425	443
Petro-Canada	7.875%	6/15/26	150	175
Petro-Canada	7.000%	11/15/28	125	135
Petro-Canada	5.350%	7/15/33	125	111
Petro-Canada	5.950%	5/15/35	150	147
Questar Market Resources Inc.	6.050%	9/1/16	150	151

Questar Market Resources Inc.	6.800%	3/1/20	150	156
Rowan Cos. Inc.	7.875%	8/1/19	150	160
Shell International Finance BV	5.625%	6/27/11	275	296
Shell International Finance BV	4.950%	3/22/12	200	216
Shell International Finance BV	4.000%	3/21/14	625	655
Shell International Finance BV	3.250%	9/22/15	750	753
Shell International Finance BV	5.200%	3/22/17	175	188
Shell International Finance BV	4.300%	9/22/19	1,125	1,129
Shell International Finance BV	6.375%	12/15/38	550	652
Smith International Inc.	9.750%	3/15/19	700	862
Statoilhydro ASA	3.875%	4/15/14	75	79
Statoilhydro ASA	5.250%	4/15/19	75	81
StatoilHydro ASA	7.250%	9/23/27	675	831
StatoilHydro ASA	7.150%	1/15/29	125	153
Suncor Energy Inc.	6.100%	6/1/18	200	211
Suncor Energy Inc.	5.950%	12/1/34	100	98
Suncor Energy Inc.	6.500%	6/15/38	725	759
Suncor Energy Inc.	6.850%	6/1/39	700	766
Sunoco Inc.	4.875%	10/15/14	50	51
Sunoco Inc.	5.750%	1/15/17	150	147
Talisman Energy Inc.	5.125%	5/15/15	50	50
Talisman Energy Inc.	5.850%	2/1/37	650	600
Tosco Corp.	8.125%	2/15/30	675	861
Transocean Inc.	5.250%	3/15/13	125	132
Transocean Inc.	6.000%	3/15/18	375	400
Transocean Inc.	7.500%	4/15/31	200	237
Transocean Inc.	6.800%	3/15/38	160	183
Valero Energy Corp.	6.875%	4/15/12	375	404
Valero Energy Corp.	9.375%	3/15/19	400	466
Valero Energy Corp.	7.500%	4/15/32	475	468
Valero Energy Corp.	6.625%	6/15/37	675	600
Weatherford International Inc.	6.350%	6/15/17	350	373
Weatherford International Inc.	6.800%	6/15/37	100	105
Weatherford International Ltd.	5.500%	2/15/16	40	40
Weatherford International Ltd.	9.625%	3/1/19	375	461
Weatherford International Ltd.	6.500%	8/1/36	425	439
XTO Energy Inc.	5.900%	8/1/12	200	216
XTO Energy Inc.	6.250%	4/15/13	225	245
XTO Energy Inc.	5.750%	12/15/13	725	785
XTO Energy Inc.	4.900%	2/1/14	375	393
XTO Energy Inc.	5.000%	1/31/15	50	52
XTO Energy Inc.	5.300%	6/30/15	100	107
XTO Energy Inc.	6.250%	8/1/17	750	811
XTO Energy Inc.	6.500%	12/15/18	950	1,048
XTO Energy Inc.	6.100%	4/1/36	50	51

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	200	214

Technology (0.7%)
Agilent Technologies Inc.	4.450%	9/14/12	25	25
Agilent Technologies Inc.	5.500%	9/14/15	50	51
Agilent Technologies Inc.	6.500%	11/1/17	575	591
Analog Devices Inc.	5.000%	7/1/14	250	263
Avnet Inc.	6.625%	9/15/16	235	247
BMC Software Inc.	7.250%	6/1/18	150	163
Cisco Systems Inc.	5.250%	2/22/11	1,250	1,320
Cisco Systems Inc.	5.500%	2/22/16	600	659

Cisco Systems Inc.	4.950%	2/15/19	325	340
Cisco Systems Inc.	5.900%	2/15/39	950	1,027
Corning Inc.	6.625%	5/15/19	50	55
Dell Inc.	4.700%	4/15/13	350	374
Dell Inc.	5.650%	4/15/18	200	210
Dell Inc.	5.875%	6/15/19	125	134
Dell Inc.	6.500%	4/15/38	250	260
Electronic Data Systems LLC	7.125%	10/15/09	190	190
Electronic Data Systems LLC	6.000%	8/1/13	325	363
Equifax Inc.	6.300%	7/1/17	100	102
Equifax Inc.	7.000%	7/1/37	125	127
Fiserv Inc.	6.125%	11/20/12	325	354
Fiserv Inc.	6.800%	11/20/17	450	494
Harris Corp.	5.000%	10/1/15	225	234
Hewlett-Packard Co.	2.250%	5/27/11	125	128
Hewlett-Packard Co.	4.250%	2/24/12	325	343
Hewlett-Packard Co.	4.500%	3/1/13	325	346
Hewlett-Packard Co.	6.125%	3/1/14	600	675
Hewlett-Packard Co.	4.750%	6/2/14	500	535
Hewlett-Packard Co.	5.400%	3/1/17	425	458
Hewlett-Packard Co.	5.500%	3/1/18	975	1,059
IBM International Group Capital LLC	5.050%	10/22/12	325	354
International Business Machines Corp.	4.950%	3/22/11	150	158
International Business Machines Corp.	7.500%	6/15/13	325	378
International Business Machines Corp.	5.700%	9/14/17	2,325	2,561
International Business Machines Corp.	7.000%	10/30/25	200	244
International Business Machines Corp.	6.220%	8/1/27	500	568
International Business Machines Corp.	5.875%	11/29/32	100	110
International Business Machines Corp.	8.000%	10/15/38	500	693
International Business Machines Corp.	7.125%	12/1/96	50	60
International Game Technology	7.500%	6/15/19	100	111
Intuit Inc.	5.400%	3/15/12	200	211
Intuit Inc.	5.750%	3/15/17	100	104
Lexmark International Inc.	5.900%	6/1/13	125	124
Lexmark International Inc.	6.650%	6/1/18	325	313
Microsoft Corp.	2.950%	6/1/14	400	405
Microsoft Corp.	4.200%	6/1/19	50	52
Microsoft Corp.	5.200%	6/1/39	450	458
Motorola Inc.	7.625%	11/15/10	101	106
Motorola Inc.	5.375%	11/15/12	225	228
Motorola Inc.	7.500%	5/15/25	50	45
Motorola Inc.	6.500%	9/1/25	25	21
Motorola Inc.	6.500%	11/15/28	100	83
Motorola Inc.	6.625%	11/15/37	250	212
Nokia OYJ	5.375%	5/15/19	225	237
Nokia OYJ	6.625%	5/15/39	175	201
Oracle Corp.	5.000%	1/15/11	500	524
Oracle Corp.	4.950%	4/15/13	1,750	1,884
Oracle Corp.	5.250%	1/15/16	500	543
Oracle Corp.	5.750%	4/15/18	425	465
Oracle Corp.	5.000%	7/8/19	875	919
Oracle Corp.	6.125%	7/8/39	450	506
Pitney Bowes Inc.	3.875%	6/15/13	225	230
Pitney Bowes Inc.	4.750%	1/15/16	1,200	1,232
Science Applications International Corp.	6.250%	7/1/12	50	55
Science Applications International Corp.	5.500%	7/1/33	50	44
Xerox Capital Trust I	8.000%	2/1/27	225	217
Xerox Corp.	7.125%	6/15/10	425	439

Xerox Corp.	6.875%	8/15/11	125	133
Xerox Corp.	5.500%	5/15/12	290	302
Xerox Corp.	7.625%	6/15/13	125	129
Xerox Corp.	8.250%	5/15/14	400	452
Xerox Corp.	6.400%	3/15/16	295	309
Xerox Corp.	6.750%	2/1/17	200	213

Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	150	163
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	225	245
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	1,025	1,103
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	225	264
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	325	366
Canadian National Railway Co.	6.375%	10/15/11	200	219
Canadian National Railway Co.	4.400%	3/15/13	125	131
Canadian National Railway Co.	5.850%	11/15/17	50	55
Canadian National Railway Co.	6.250%	8/1/34	125	144
Canadian National Railway Co.	6.200%	6/1/36	275	317
Canadian Pacific Railway Co.	7.125%	10/15/31	75	85
Canadian Pacific Railway Co.	5.950%	5/15/37	100	100
Con-way Inc.	6.700%	5/1/34	225	183
3 Continental Airlines Inc.	6.648%	9/15/17	660	621
3 Continental Airlines Inc.	5.983%	4/19/22	105	101
CSX Corp.	6.750%	3/15/11	525	562
CSX Corp.	6.300%	3/15/12	200	217
CSX Corp.	5.600%	5/1/17	50	52
CSX Corp.	7.900%	5/1/17	125	148
CSX Corp.	7.375%	2/1/19	1,250	1,473
CSX Corp.	6.150%	5/1/37	225	238
Delta Air Lines Inc.	7.111%	9/18/11	225	219
3 Delta Air Lines Inc.	6.821%	8/10/22	472	439
Norfolk Southern Corp.	6.750%	2/15/11	875	934
5 Norfolk Southern Corp.	5.750%	1/15/16	300	321
Norfolk Southern Corp.	7.700%	5/15/17	125	148
Norfolk Southern Corp.	7.050%	5/1/37	30	38
Norfolk Southern Corp.	7.900%	5/15/97	150	187
Norfolk Southern Railway Co.	9.750%	6/15/20	283	385
Ryder System Inc.	5.950%	5/2/11	68	71
Ryder System Inc.	5.850%	3/1/14	150	158
Ryder System Inc.	7.200%	9/1/15	225	240
Ryder System Inc.	5.850%	11/1/16	50	51
Southwest Airlines Co.	6.500%	3/1/12	475	499
Southwest Airlines Co.	5.750%	12/15/16	200	199
Southwest Airlines Co.	5.125%	3/1/17	50	47
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	343	342
Union Pacific Corp.	6.125%	1/15/12	50	54
Union Pacific Corp.	6.500%	4/15/12	125	137
Union Pacific Corp.	5.450%	1/31/13	550	590
Union Pacific Corp.	5.375%	5/1/14	325	352
Union Pacific Corp.	5.750%	11/15/17	200	215
Union Pacific Corp.	5.700%	8/15/18	225	241
Union Pacific Corp.	6.625%	2/1/29	250	286
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	121	129
United Parcel Service Inc.	3.875%	4/1/14	300	315
United Parcel Service Inc.	5.500%	1/15/18	150	164

United Parcel Service Inc.	5.125%	4/1/19	225	242

United Parcel Service Inc.	6.200%	1/15/38	300	349
				374,756
Utilities (2.0%)
Electric (1.5%)
AEP Texas Central Co.	6.650%	2/15/33	150	161
Alabama Power Co.	5.500%	10/15/17	375	410
Alabama Power Co.	6.000%	3/1/39	25	28
American Water Capital Corp.	6.593%	10/15/37	375	392
Arizona Public Service Co.	4.650%	5/15/15	150	148
Baltimore Gas & Electric Co.	5.900%	10/1/16	225	241
Baltimore Gas & Electric Co.	6.350%	10/1/36	100	105
Carolina Power & Light Co.	6.500%	7/15/12	650	720
Carolina Power & Light Co.	5.125%	9/15/13	325	353
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	450	477
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	256
CenterPoint Energy Inc.	6.500%	5/1/18	70	70
Cleveland Electric Illuminating Co.	7.880%	11/1/17	75	91
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	927
Columbus Southern Power Co.	5.850%	10/1/35	225	225
Commonwealth Edison Co.	6.150%	3/15/12	150	162
Commonwealth Edison Co.	5.950%	8/15/16	500	550
Commonwealth Edison Co.	6.150%	9/15/17	700	774
Commonwealth Edison Co.	5.800%	3/15/18	150	162
Connecticut Light & Power Co.	6.350%	6/1/36	600	699
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	75	79
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	125	135
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	650	698
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	231
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	25	25
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	125	133
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	175	195
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	400	451
Consolidated Natural Gas Co.	6.250%	11/1/11	600	648
Constellation Energy Group Inc.	7.000%	4/1/12	25	27
Constellation Energy Group Inc.	4.550%	6/15/15	625	614
Constellation Energy Group Inc.	7.600%	4/1/32	150	161
Consumers Energy Co.	5.000%	2/15/12	150	158
Consumers Energy Co.	5.375%	4/15/13	75	80
Consumers Energy Co.	5.500%	8/15/16	300	313
Detroit Edison Co.	6.125%	10/1/10	125	131
Detroit Edison Co.	5.700%	10/1/37	150	154
Dominion Resources Inc./VA	4.750%	12/15/10	300	312
Dominion Resources Inc./VA	6.250%	6/30/12	110	120
Dominion Resources Inc./VA	5.700%	9/17/12	80	87
Dominion Resources Inc./VA	6.000%	11/30/17	475	518
Dominion Resources Inc./VA	6.400%	6/15/18	290	327
Dominion Resources Inc./VA	6.300%	3/15/33	50	54
Dominion Resources Inc./VA	5.250%	8/1/33	75	77
Dominion Resources Inc./VA	5.950%	6/15/35	225	239
3 Dominion Resources Inc./VA	6.300%	9/30/66	150	119
DTE Energy Co.	7.050%	6/1/11	75	80
Duke Energy Carolinas LLC	6.250%	1/15/12	525	573
Duke Energy Carolinas LLC	6.450%	10/15/32	400	470
Duke Energy Carolinas LLC	6.100%	6/1/37	600	675
Duke Energy Carolinas LLC	6.000%	1/15/38	50	56

Duke Energy Carolinas LLC	6.050%	4/15/38	25	28
Duke Energy Indiana Inc.	5.000%	9/15/13	225	237
Duke Energy Indiana Inc.	6.350%	8/15/38	375	446
Duke Energy Ohio Inc.	5.700%	9/15/12	100	109
El Paso Electric Co.	6.000%	5/15/35	50	44
Energy East Corp.	6.750%	6/15/12	225	248
Energy East Corp.	6.750%	7/15/36	325	371
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	475	501
Entergy Louisiana LLC	6.500%	9/1/18	100	105
Exelon Corp.	4.900%	6/15/15	225	234
Exelon Corp.	5.625%	6/15/35	20	19
Exelon Generation Co. LLC	5.200%	10/1/19	375	378
Exelon Generation Co. LLC	6.250%	10/1/39	375	380
FirstEnergy Corp.	6.450%	11/15/11	53	57
FirstEnergy Corp.	7.375%	11/15/31	30	34
5 FirstEnergy Solutions Corp.	4.800%	2/15/15	375	388
Florida Power & Light Co.	5.550%	11/1/17	100	111
Florida Power & Light Co.	5.950%	10/1/33	175	199
Florida Power & Light Co.	5.625%	4/1/34	325	351
Florida Power & Light Co.	4.950%	6/1/35	75	76
Florida Power & Light Co.	5.650%	2/1/37	300	329
Florida Power & Light Co.	5.850%	5/1/37	225	255
Florida Power Corp.	4.800%	3/1/13	325	348
Florida Power Corp.	5.650%	6/15/18	225	248
Florida Power Corp.	6.350%	9/15/37	150	178
FPL Group Capital Inc.	5.625%	9/1/11	100	107
FPL Group Capital Inc.	5.350%	6/15/13	300	320
3 FPL Group Capital Inc.	6.350%	10/1/66	100	91
3 FPL Group Capital Inc.	6.650%	6/15/67	275	254
Georgia Power Co.	5.700%	6/1/17	325	359
Illinois Power Co.	6.125%	11/15/17	150	161
Indiana Michigan Power Co.	7.000%	3/15/19	350	405
Indiana Michigan Power Co.	6.050%	3/15/37	1,000	1,063
3 Integrys Energy Group Inc.	6.110%	12/1/66	350	271
Interstate Power & Light Co.	6.250%	7/15/39	150	168
Jersey Central Power & Light Co.	5.625%	5/1/16	200	212
Jersey Central Power & Light Co.	5.650%	6/1/17	200	211
Kansas City Power & Light Co.	6.050%	11/15/35	75	76
MidAmerican Energy Co.	5.650%	7/15/12	150	162
MidAmerican Energy Co.	5.950%	7/15/17	475	516
MidAmerican Energy Co.	6.750%	12/30/31	325	384
MidAmerican Energy Co.	5.750%	11/1/35	125	132
MidAmerican Energy Holdings Co.	5.875%	10/1/12	400	436
MidAmerican Energy Holdings Co.	5.000%	2/15/14	75	79
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,400	1,508
MidAmerican Energy Holdings Co.	5.950%	5/15/37	425	449
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	1,425	1,581
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	225	227
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	225	246
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	550	584
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	300	317
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	100	116

Nevada Power Co.	7.125%	3/15/19	500	571
5 Niagara Mohawk Power Corp.	4.881%	8/15/19	575	587
NiSource Finance Corp.	5.400%	7/15/14	75	76
NiSource Finance Corp.	5.250%	9/15/17	225	209
NiSource Finance Corp.	5.450%	9/15/20	250	234
Northern States Power Co./MN	5.250%	3/1/18	75	81
Northern States Power Co./MN	6.250%	6/1/36	50	58
NSTAR Electric Co.	4.875%	4/15/14	75	81
NSTAR Electric Co.	5.625%	11/15/17	450	497
Ohio Edison Co.	6.400%	7/15/16	200	218
Ohio Power Co.	5.750%	9/1/13	100	107
Ohio Power Co.	6.000%	6/1/16	150	162
Oncor Electric Delivery Co.	6.375%	5/1/12	300	327
Oncor Electric Delivery Co.	6.375%	1/15/15	485	541
Oncor Electric Delivery Co.	7.000%	5/1/32	425	507
Oncor Electric Delivery Co.	7.250%	1/15/33	155	192
Pacific Gas & Electric Co.	4.200%	3/1/11	100	103
Pacific Gas & Electric Co.	4.800%	3/1/14	600	641
Pacific Gas & Electric Co.	5.625%	11/30/17	125	136
Pacific Gas & Electric Co.	8.250%	10/15/18	175	222
Pacific Gas & Electric Co.	6.050%	3/1/34	1,295	1,437
Pacific Gas & Electric Co.	5.800%	3/1/37	325	355
PacifiCorp	6.900%	11/15/11	225	250
PacifiCorp	7.700%	11/15/31	100	132
PacifiCorp	5.250%	6/15/35	50	50
PECO Energy Co.	5.350%	3/1/18	100	107
Pennsylvania Electric Co.	6.050%	9/1/17	100	108
Pennsylvania Electric Co.	5.200%	4/1/20	125	125
Pennsylvania Electric Co.	6.150%	10/1/38	125	125
Pepco Holdings Inc.	6.450%	8/15/12	350	377
Pepco Holdings Inc.	7.450%	8/15/32	75	80
PPL Electric Utilities Corp.	6.250%	5/15/39	525	604
PPL Energy Supply LLC	6.400%	11/1/11	600	644
PPL Energy Supply LLC	6.300%	7/15/13	100	107
PPL Energy Supply LLC	6.200%	5/15/16	226	242
Progress Energy Inc.	7.100%	3/1/11	630	671
Progress Energy Inc.	6.050%	3/15/14	300	329
Progress Energy Inc.	5.625%	1/15/16	225	241
Progress Energy Inc.	7.050%	3/15/19	75	87
Progress Energy Inc.	7.750%	3/1/31	150	190
Progress Energy Inc.	7.000%	10/30/31	25	29
PSEG Power LLC	7.750%	4/15/11	375	406
PSEG Power LLC	6.950%	6/1/12	475	520
PSEG Power LLC	5.000%	4/1/14	175	184
PSEG Power LLC	5.500%	12/1/15	200	217
PSEG Power LLC	8.625%	4/15/31	50	67
Public Service Co. of Colorado	7.875%	10/1/12	825	963
Public Service Co. of Colorado	5.500%	4/1/14	100	110
Public Service Co. of Colorado	5.125%	6/1/19	800	858
Public Service Co. of Colorado	6.250%	9/1/37	50	58
Public Service Co. of Oklahoma	6.625%	11/15/37	300	324
Puget Sound Energy Inc.	5.483%	6/1/35	50	50
Puget Sound Energy Inc.	6.274%	3/15/37	300	328
Puget Sound Energy Inc.	5.757%	10/1/39	150	153
San Diego Gas & Electric Co.	5.300%	11/15/15	100	111
San Diego Gas & Electric Co.	5.350%	5/15/35	50	52
San Diego Gas & Electric Co.	6.125%	9/15/37	25	29
San Diego Gas & Electric Co.	6.000%	6/1/39	50	58

SCANA Corp.	6.875%	5/15/11	600	645
Sierra Pacific Power Co.	6.000%	5/15/16	200	212
Sierra Pacific Power Co.	6.750%	7/1/37	300	335
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	116
South Carolina Electric & Gas Co.	6.050%	1/15/38	50	57
Southern California Edison Co.	5.000%	1/15/14	500	538
Southern California Edison Co.	4.650%	4/1/15	25	27
Southern California Edison Co.	5.000%	1/15/16	50	54
Southern California Edison Co.	6.650%	4/1/29	100	114
Southern California Edison Co.	6.000%	1/15/34	100	114
Southern California Edison Co.	5.750%	4/1/35	100	110
Southern California Edison Co.	5.350%	7/15/35	100	105
Southern California Edison Co.	5.625%	2/1/36	50	54
Southern California Edison Co.	5.550%	1/15/37	600	644
Southern Co.	5.300%	1/15/12	600	645
Southern Co.	4.150%	5/15/14	300	312
Southern Power Co.	6.250%	7/15/12	75	82
Southern Power Co.	4.875%	7/15/15	325	340
Tampa Electric Co.	6.100%	5/15/18	275	296
Tampa Electric Co.	6.550%	5/15/36	175	194
Toledo Edison Co.	6.150%	5/15/37	125	133
TransAlta Corp.	6.650%	5/15/18	100	102
Union Electric Co.	5.400%	2/1/16	125	130
United Utilities PLC	5.375%	2/1/19	350	347
Virginia Electric and Power Co.	5.100%	11/30/12	225	244
Virginia Electric and Power Co.	5.400%	1/15/16	425	454
Virginia Electric and Power Co.	5.000%	6/30/19	800	833
Virginia Electric and Power Co.	6.000%	5/15/37	250	273
Virginia Electric and Power Co.	6.350%	11/30/37	100	117
Wisconsin Electric Power Co.	6.000%	4/1/14	575	641
Wisconsin Electric Power Co.	5.625%	5/15/33	75	77
Wisconsin Energy Corp.	6.500%	4/1/11	175	187
3 Wisconsin Energy Corp.	6.250%	5/15/67	775	643
Wisconsin Power & Light Co.	5.000%	7/15/19	75	77
Wisconsin Power & Light Co.	6.375%	8/15/37	250	279
Xcel Energy Inc.	5.613%	4/1/17	56	60
Xcel Energy Inc.	6.500%	7/1/36	200	219

Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/11	125	132
Atmos Energy Corp.	4.950%	10/15/14	200	212
Atmos Energy Corp.	8.500%	3/15/19	100	124
Boardwalk Pipelines LP	5.500%	2/1/17	50	49
CenterPoint Energy Resources Corp.	7.875%	4/1/13	325	364
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	308
DCP Midstream LLC	8.125%	8/16/30	100	109
El Paso Natural Gas Co.	5.950%	4/15/17	125	130
Enbridge Energy Partners LP	9.875%	3/1/19	600	745
Energy Transfer Partners LP	5.650%	8/1/12	600	634
Energy Transfer Partners LP	8.500%	4/15/14	50	58
Energy Transfer Partners LP	5.950%	2/1/15	75	79
Energy Transfer Partners LP	6.125%	2/15/17	125	130
Energy Transfer Partners LP	9.000%	4/15/19	675	812
Energy Transfer Partners LP	6.625%	10/15/36	225	236
Enterprise Products Operating LLC	4.950%	6/1/10	300	306
Enterprise Products Operating LLC	4.600%	8/1/12	250	260
Enterprise Products Operating LLC	9.750%	1/31/14	500	601
Enterprise Products Operating LLC	5.600%	10/15/14	375	402

Enterprise Products Operating LLC	6.300%	9/15/17	325	351
Enterprise Products Operating LLC	6.875%	3/1/33	50	56
EQT Corp.	8.125%	6/1/19	325	375
KeySpan Corp.	7.625%	11/15/10	50	53
KeySpan Corp.	8.000%	11/15/30	50	62
Kinder Morgan Energy Partners LP	6.750%	3/15/11	100	106
Kinder Morgan Energy Partners LP	7.125%	3/15/12	250	274
Kinder Morgan Energy Partners LP	5.850%	9/15/12	420	453
Kinder Morgan Energy Partners LP	5.000%	12/15/13	235	247
Kinder Morgan Energy Partners LP	5.125%	11/15/14	200	208
Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	321
Kinder Morgan Energy Partners LP	6.000%	2/1/17	110	115
Kinder Morgan Energy Partners LP	5.950%	2/15/18	125	131
Kinder Morgan Energy Partners LP	6.850%	2/15/20	350	382
Kinder Morgan Energy Partners LP	7.300%	8/15/33	200	216
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	97
Kinder Morgan Energy Partners LP	6.500%	2/1/37	90	91
Kinder Morgan Energy Partners LP	6.500%	9/1/39	25	26
Magellan Midstream Partners LP	5.650%	10/15/16	50	52
Magellan Midstream Partners LP	6.550%	7/15/19	250	277
National Grid PLC	6.300%	8/1/16	300	329
Nustar Logistics	7.650%	4/15/18	325	352
ONEOK Inc.	5.200%	6/15/15	200	208
ONEOK Inc.	6.000%	6/15/35	100	98
ONEOK Partners LP	5.900%	4/1/12	400	423
ONEOK Partners LP	6.150%	10/1/16	325	345
ONEOK Partners LP	6.650%	10/1/36	1,000	1,066
ONEOK Partners LP	6.850%	10/15/37	300	324
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	625	661
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	75	80
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	151
Southern California Gas Co.	5.750%	11/15/35	150	164
5 Southern Natural Gas Co.	5.900%	4/1/17	880	906
Spectra Energy Capital LLC	5.500%	3/1/14	150	158
Spectra Energy Capital LLC	6.750%	2/15/32	75	78
TEPPCO Partners LP	6.650%	4/15/18	225	244
Texas Gas Transmission LLC	4.600%	6/1/15	425	429
TransCanada PipeLines Ltd.	4.000%	6/15/13	650	664
TransCanada PipeLines Ltd.	6.500%	8/15/18	600	677
TransCanada PipeLines Ltd.	7.125%	1/15/19	50	59
TransCanada PipeLines Ltd.	5.600%	3/31/34	550	543
TransCanada PipeLines Ltd.	5.850%	3/15/36	350	365
TransCanada PipeLines Ltd.	6.200%	10/15/37	100	109
TransCanada PipeLines Ltd.	7.625%	1/15/39	50	64
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	225	196
Williams Cos. Inc.	7.125%	9/1/11	325	346
Williams Cos. Inc.	7.625%	7/15/19	600	647
Williams Cos. Inc.	7.500%	1/15/31	303	312
Williams Cos. Inc.	7.750%	6/15/31	160	167

Williams Cos. Inc.	8.750%	3/15/32	569	656
				77,543
Total Corporate Bonds (Cost $683,607)				713,671
Sovereign Bonds (U.S. Dollar-Denominated) (3.4%)
African Development Bank	1.750%	10/1/12	250	249

African Development Bank	3.000%	5/27/14	200	202
Asian Development Bank/Pasig	2.125%	3/15/12	300	303
Asian Development Bank/Pasig	3.625%	9/5/13	825	859
Asian Development Bank/Pasig	2.750%	5/21/14	800	797
Asian Development Bank/Pasig	5.500%	6/27/16	750	827
Asian Development Bank/Pasig	5.593%	7/16/18	750	834
Brazilian Government International Bond	11.000%	1/11/12	275	329
Brazilian Government International Bond	10.250%	6/17/13	150	187
Brazilian Government International Bond	7.875%	3/7/15	425	500
Brazilian Government International Bond	6.000%	1/17/17	875	941
3 Brazilian Government International Bond	8.000%	1/15/18	1,369	1,582
Brazilian Government International Bond	5.875%	1/15/19	1,975	2,113
Brazilian Government International Bond	8.875%	10/14/19	700	905
Brazilian Government International Bond	8.875%	4/15/24	300	392
Brazilian Government International Bond	8.750%	2/4/25	725	948
Brazilian Government International Bond	10.125%	5/15/27	800	1,176
Brazilian Government International Bond	8.250%	1/20/34	225	295
Brazilian Government International Bond	7.125%	1/20/37	775	916
Brazilian Government International Bond	11.000%	8/17/40	1,675	2,248
Brazilian Government International Bond	5.625%	1/7/41	600	585
Canada Mortgage & Housing Corp.	4.800%	10/1/10	25	26
Chile Government International Bond	7.125%	1/11/12	350	393
Chile Government International Bond	5.500%	1/15/13	125	140
China Development Bank Corp.	4.750%	10/8/14	225	236
China Development Bank Corp.	5.000%	10/15/15	75	78
China Government International Bond	4.750%	10/29/13	150	163
Corp Andina de Fomento	5.200%	5/21/13	150	156
Corp Andina de Fomento	5.750%	1/12/17	625	636
Corp Andina de Fomento	8.125%	6/4/19	550	640
Development Bank of Japan	4.250%	6/9/15	75	78
Eksportfinans ASA	5.500%	5/25/16	350	377
Eksportfinans ASA	5.500%	6/26/17	375	402
European Investment Bank	3.250%	2/15/11	1,475	1,513
European Investment Bank	5.250%	6/15/11	1,950	2,078
European Investment Bank	3.125%	7/15/11	950	986
European Investment Bank	2.000%	2/10/12	4,000	4,053
European Investment Bank	1.750%	9/14/12	250	250
European Investment Bank	2.875%	3/15/13	600	610
European Investment Bank	3.250%	5/15/13	1,225	1,263
European Investment Bank	4.250%	7/15/13	2,525	2,697
European Investment Bank	4.625%	5/15/14	1,325	1,421
European Investment Bank	3.125%	6/4/14	1,525	1,547
European Investment Bank	4.875%	2/16/16	225	248
European Investment Bank	5.125%	9/13/16	125	141
European Investment Bank	4.875%	1/17/17	1,525	1,658
European Investment Bank	5.125%	5/30/17	1,325	1,454
Export Development Canada	2.375%	3/19/12	675	689
Export Development Canada	3.125%	4/24/14	225	231
Export-Import Bank of Korea	5.125%	2/14/11	625	635
Export-Import Bank of Korea	5.500%	10/17/12	725	740
Export-Import Bank of Korea	8.125%	1/21/14	50	56
Export-Import Bank of Korea	5.875%	1/14/15	200	211
Export-Import Bank of Korea	5.125%	3/16/15	175	175
Financement-Quebec	5.000%	10/25/12	225	242
Hydro Quebec	6.300%	5/11/11	550	592
Hydro Quebec	7.500%	4/1/16	575	708
Hydro Quebec	8.050%	7/7/24	600	760
Inter-American Development Bank	8.500%	3/15/11	225	243

Inter-American Development Bank	1.500%	6/23/11	150	151
Inter-American Development Bank	4.750%	10/19/12	675	733
Inter-American Development Bank	3.000%	4/22/14	350	357
Inter-American Development Bank	4.250%	9/14/15	50	51
Inter-American Development Bank	4.250%	9/10/18	1,475	1,474
Inter-American Development Bank	3.875%	9/17/19	1,350	1,355
Inter-American Development Bank	7.000%	6/15/25	325	409
International Bank for Reconstruction &
Development	3.125%	11/15/11	225	233
International Bank for Reconstruction &
Development	2.000%	4/2/12	3,200	3,212
International Bank for Reconstruction &
Development	8.875%	3/1/26	200	293
International Finance Corp.	3.000%	4/22/14	350	353
Israel Government International Bond	4.625%	6/15/13	100	106
Israel Government International Bond	5.500%	11/9/16	675	733
Israel Government International Bond	5.125%	3/26/19	900	917
Italian Republic	6.000%	2/22/11	1,225	1,307
Italian Republic	3.500%	7/15/11	475	492
Italian Republic	5.625%	6/15/12	250	273
Italian Republic	2.125%	10/5/12	200	200
Italian Republic	4.750%	1/25/16	1,875	1,979
Italian Republic	5.250%	9/20/16	1,525	1,659
Italian Republic	6.875%	9/27/23	1,350	1,615
Italian Republic	5.375%	6/15/33	775	815
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	100	105
Japan Bank for International
Cooperation/Japan	4.375%	11/26/12	425	451
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	400	414
Japan Finance Organization for Municipalities	5.875%	3/14/11	675	717
Japan Finance Organization for Municipalities	4.625%	4/21/15	250	259
Japan Finance Organization for Municipalities	5.000%	5/16/17	50	52
Korea Development Bank/Republic of Korea	5.300%	1/17/13	425	431
Korea Development Bank/Republic of Korea	5.750%	9/10/13	550	565
Korea Development Bank/Republic of Korea	8.000%	1/23/14	400	455
Korea Electric Power Corp.	7.750%	4/1/13	600	662
Kreditanstalt fuer Wiederaufbau	3.125%	11/15/10	1,600	1,643
Kreditanstalt fuer Wiederaufbau	4.625%	1/20/11	225	235
Kreditanstalt fuer Wiederaufbau	3.250%	2/15/11	300	309
Kreditanstalt fuer Wiederaufbau	1.875%	3/15/11	300	304
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	1,425	1,488
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	875	909
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	500	506
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	1,175	1,190
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	775	832
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	3,325	3,399
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	625	644
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	950	1,000
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	125	134
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	1,165	1,299
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	600	640
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	3,175	3,461
Landwirtschaftliche Rentenbank	5.250%	7/2/12	600	652
Landwirtschaftliche Rentenbank	1.875%	9/24/12	600	600
Landwirtschaftliche Rentenbank	3.250%	3/15/13	1,175	1,203
Landwirtschaftliche Rentenbank	4.875%	11/16/15	125	133

Malaysia Government International Bond	7.500%	7/15/11	900	990
Mexico Government International Bond	8.375%	1/14/11	300	326
Mexico Government International Bond	7.500%	1/14/12	103	114
Mexico Government International Bond	6.375%	1/16/13	2,066	2,257
Mexico Government International Bond	6.625%	3/3/15	347	383
Mexico Government International Bond	11.375%	9/15/16	50	69
Mexico Government International Bond	5.625%	1/15/17	1,150	1,190
Mexico Government International Bond	8.300%	8/15/31	500	629
Mexico Government International Bond	6.750%	9/27/34	2,052	2,226
MTR Corp.	7.500%	11/8/10	300	318
Nordic Investment Bank	5.000%	2/1/17	1,000	1,082
Oesterreichische Kontrollbank AG	2.875%	3/15/11	200	203
Oesterreichische Kontrollbank AG	3.125%	10/14/11	2,225	2,285
Oesterreichische Kontrollbank AG	1.875%	3/21/12	475	463
Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	128
Oesterreichische Kontrollbank AG	5.000%	4/25/17	325	348
Ontario Electricity Financial Corp.	7.450%	3/31/13	300	346
Pemex Project Funding Master Trust	9.125%	10/13/10	40	43
Pemex Project Funding Master Trust	5.750%	3/1/18	1,400	1,388
Pemex Project Funding Master Trust	6.625%	6/15/35	1,231	1,172
Pemex Project Funding Master Trust	6.625%	6/15/38	350	332
Peruvian Government International Bond	9.875%	2/6/15	475	597
Peruvian Government International Bond	7.350%	7/21/25	200	230
3 Peruvian Government International Bond	6.550%	3/14/37	300	320
Petrobras International Finance Co.	6.125%	10/6/16	1,013	1,084
Petrobras International Finance Co.	5.875%	3/1/18	100	103
Petrobras International Finance Co.	8.375%	12/10/18	250	296
Petrobras International Finance Co.	7.875%	3/15/19	675	776
Petroleos Mexicanos	8.000%	5/3/19	125	143
Poland Government International Bond	6.250%	7/3/12	600	655
Poland Government International Bond	5.250%	1/15/14	425	453
Poland Government International Bond	6.375%	7/15/19	825	923
Province of Manitoba Canada	4.900%	12/6/16	950	1,015
Province of Nova Scotia Canada	5.750%	2/27/12	100	105
Province of Ontario Canada	2.750%	2/22/11	1,075	1,099
Province of Ontario Canada	3.375%	5/20/11	900	932
Province of Ontario Canada	5.000%	10/18/11	225	241
Province of Ontario Canada	4.100%	6/16/14	900	953
Province of Ontario Canada	4.750%	1/19/16	400	428
Province of Ontario Canada	5.450%	4/27/16	1,050	1,169
Province of Ontario Canada	4.000%	10/7/19	1,000	997
Province of Quebec Canada	6.125%	1/22/11	375	399
Province of Quebec Canada	4.875%	5/5/14	300	321
Province of Quebec Canada	4.600%	5/26/15	125	133
Province of Quebec Canada	5.125%	11/14/16	1,075	1,177
Province of Quebec Canada	4.625%	5/14/18	225	233
Province of Quebec Canada	7.500%	9/15/29	750	991
Province of Saskatchewan Canada	7.375%	7/15/13	100	116
Region of Lombardy Italy	5.804%	10/25/32	325	329
Republic of Korea	4.250%	6/1/13	675	691
Republic of Korea	5.750%	4/16/14	500	540
Republic of Korea	7.125%	4/16/19	475	554
Republic of Korea	5.625%	11/3/25	100	101
Republic of Peru	7.125%	3/30/19	1,325	1,514
South Africa Government International Bond	7.375%	4/25/12	425	466
South Africa Government International Bond	6.875%	5/27/19	825	923
South Africa Government International Bond	5.875%	5/30/22	175	180
Svensk Exportkredit AB	4.000%	6/15/10	200	205

Svensk Exportkredit AB	3.250%	9/16/14	775	781
Svensk Exportkredit AB	5.125%	3/1/17	175	188
United Mexican States	5.875%	2/17/14	275	293
United Mexican States	5.950%	3/19/19	1,650	1,728
Total Sovereign Bonds (Cost $125,100)				129,797
Taxable Municipal Bonds (0.3%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	550	570
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	150	156
California GO	5.250%	4/1/14	225	236
California GO	7.500%	4/1/34	1,275	1,422
California GO	5.650%	4/1/39	225	239
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	100	104
Chicago IL Board of Educ. GO	6.138%	12/1/39	50	56
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	363
Chicago Metropolitan Water Reclamation
District of Greater Chicago IL	5.720%	12/1/38	200	220
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	75	77
Connecticut GO	5.850%	3/15/32	425	452
Dallas County Hosp. Dist. GO	5.621%	8/15/44	100	107
Dartmouth College	4.750%	6/1/19	50	52
Howard Hughes Medical Institute	3.450%	9/1/14	225	232
Illinois (Taxable Pension) GO	4.950%	6/1/23	1,350	1,337
Illinois (Taxable Pension) GO	5.100%	6/1/33	2,400	2,248
Johns Hopkins University	5.250%	7/1/19	425	456
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	300	306
Metro. Washington DC Airports Auth. Rev.	7.462%	10/1/46	75	83
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	100	104
New Jersey Economic Development Authority	7.425%	2/15/29	500	569
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	10	10
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	140	142
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	675	835
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	150	186
North Texas Tollway Auth. Rev.	6.718%	1/1/49	200	230
Oregon (Taxable Pension) GO	5.762%	6/1/23	100	106
Oregon (Taxable Pension) GO	5.892%	6/1/27	200	214
Oregon School Board Assn.	4.759%	6/30/28	125	109
Oregon School Board Assn.	5.528%	6/30/28	50	51
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	175	193
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	250	280
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	285	224
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	100	103
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	100	110
Utah GO	4.554%	7/1/24	150	155
Wisconsin Public Service Rev.	4.800%	5/1/13	125	136
Wisconsin Public Service Rev.	5.700%	5/1/26	125	128
Total Taxable Municipal Bonds (Cost $12,143)				12,601

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (6.3%)
Money Market Fund (6.3%)
6 Vanguard Market Liquidity Fund (Cost
$237,352)	0.267%	237,352,165	237,352
Total Investments (105.0%) (Cost $3,876,809)			3,992,607
Other Assets and Liabilities-Net (-5.0%)			(188,538)
Net Assets (100%)			3,804,069

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $17,443,000, representing 0.5% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	2,757,232	-
Asset-Backed/Commercial Mortgage-Backed Securities	-	141,954	-
Corporate Bonds	-	713,671	-
Sovereign Bonds	-	129,797	-
Taxable Municipal Bonds	-	12,601	-
Temporary Cash Investments	237,352	-	-
Total	237,352	3,755,255	-

At September 30, 2009, the cost of investment securities for tax purposes was $3,876,809,000. Net unrealized appreciation of investment securities for tax purposes was $115,798,000, consisting of unrealized gains of $133,519,000 on securities that had risen in value since their purchase and $17,721,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 20, 2009

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a
Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by
Reference.